As filed with the Securities and Exchange Commission on April 20, 2018
Registration Nos. 333-189440; 811-05961
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 8	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 78	(X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
489 Fifth Ave., 28th Floor
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2018, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® II VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
This Prospectus describes the Great-West Smart Track® II Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York. The Contract may be owned by one or two individuals, or by a Grantor Trust with only one individual Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see Definitions, below, for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
Investment Segment Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares)
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares)
American Funds Insurance Series® Growth Fund (Class 4 Shares)
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares)
American Funds Insurance Series® International Fund (Class 4 Shares)
American Funds Insurance Series® New World Fund® (Class 4 Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Mid Cap Portfolio (Class II Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Value Equity Series (Service Class Shares)
Delaware VIP® REIT Series (Service Class Shares)
Delaware VIP® Small Cap Value Series (Service Class Shares)
The date of this Prospectus is May 1, 2018.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Dreyfus Investment Portfolio Technology Growth Portfolio (Service Shares)*
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
Federated High Income Bond Fund II (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund) (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (formerly Great-West MFS International Value Fund) (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (formerly Great-West Multi-Manager Large Cap Growth Fund) (Investor Class Shares)
Great-West Loomis Sayles Bond Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund) (Investor Class Shares)
Great-West Putnam Equity Income Fund (Investor Class Shares)
Great-West Putnam High Yield Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West Templeton Global Bond Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund) (Investor Class Shares)
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares)
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund) (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)

Invesco V.I. International Growth Fund (Series II Shares)
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares)
Janus Henderson Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio) (Service Shares)
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares)*
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (formerly Neuberger Berman AMT Socially Responsive Portfolio) (Class S Shares)
Oppenheimer International Growth Fund/VA (Service Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares)
Oppenheimer Total Return Bond Fund/VA (Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Capital Opportunities Fund (Class IB Shares)* Effective on or about September 17, 2018, this fund will be renamed the Putnam VT Small Cap Growth Fund.
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Global Equity Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Growth Fund Class (Class IB Shares)*
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Investors Fund (Class IB Shares) Effective on or about June 30, 2018, this fund will be renamed the Putnam VT Multi-Cap Core Fund.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
VanEck VIP Global Hard Assets Fund (S Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Segment Covered Fund(s) (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West SecureFoundation® Balanced Fund (Class L Shares)
At present, the Income Segment is limited to a single Covered Fund. Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits, and charges.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2018 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

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Definitions
1035 Exchange — A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
10-Year Treasury Yield (10YR) — The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.
Accumulation Unit — An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee — Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) — The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, ‘Annuitant’ means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the ‘Primary Annuitant.’
Annuity Account — An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.
Great-West Smart Track® II Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:
Annuity Account Value — The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date — The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday. (If your Contract was issued prior to December 31, 2014, it may state the age for the Annuity Commencement Date as the Annuitant’s 90th birthday if no Payout Election Date has been established. Effective December 31, 2014, the Annuity Commencement Date is the Annuitants’ 99th birthday if no Payout Election Date has been established. This will not adversely affect Owners, as it provides additional years in which Owners can exercise the full range of rights and privileges under the Contract. You may still select a Payout Election Date at the Annuitant’s 90th birthday, or at another time during those intervening years, if desired.)
Annuity Payout Period — The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit — An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan — A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary — The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force.
Benefit Base — For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day — Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code — The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant — The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date.
Contingent Beneficiary — The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions — Amounts of money you invest or deposit into your Annuity Account.
Covered Fund — Interests in Sub-Account(s) designated for the Income Segment.
•	Great-West SecureFoundation® Balanced Fund – Class L
•	Any other Portfolio we approve for the GLWB
Covered Fund Value — The aggregate value of each Covered Fund.
Covered Person(s) — For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.

Death Benefit — The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Decree — A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions — Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date — The date on which the first Contribution is credited to your Annuity Account. Contract years, anniversaries, and quarters are measured from the Effective Date.
Excess Withdrawal — An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base and may be subject to the Withdrawal Charge. The Guarantee Benefit Fee, the M&E Charge and any other fee or charge assessed to the Covered Fund Value as agreed to by Great-West shall not be treated as a Distribution or Excess Withdrawal for this purpose.
Floating GLWB Rider v1 — Provided all conditions are met, the Floating GLWB Rider v1, not available after January 18, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Covered Fund Value.
Floating GLWB Rider v2 — Provided all conditions are met, the Floating GLWB Rider v2, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base.
GLWB Accumulation Phase — The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders — The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment. The GLWB Riders are initiated by allocating Contributions to an Income Segment Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All guarantees are subject to the claims paying ability of Great-West.
GLWB Rider Contributions — Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Segment to the Income Segment.
GLWB Rider Election Date — The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.
GLWB Settlement Phase — The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor — The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be individuals.

Grantor Trust — A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor.
Great-West Secure Income Foundation GLWB Rider (formerly the Fixed GLWB Rider) — Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% only with the age of the Covered Person(s). The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base.
Guarantee Benefit Fee — The fee associated with the Income Segment and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) — For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s). Guaranteed Annual Withdrawals are not subject to the Withdrawal Charge.
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) — The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) — The percentage of the Benefit Base that determines the amount of the GAW.
Guaranteed Annual Withdrawal (GAW) Phase — The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) — A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Income Segment — Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Segment Account Value — The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Investment Segment — Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Segment Account Value — The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date — The date of the first Installment under the GLWB, which must be a Business Day.
Installments — Periodic payments of the GAW.
Interest Rate Reset — During the GAW Phase of a Floating GLWB Rider, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.
Joint Withdrawal Adjustment — The GAW% multiplied by 0.90, if there are two Covered Persons under a Floating GLWB Rider. For the Great-West Secure Income Foundation GLWB Rider, the GAW% is reduced by 0.50%.
Mortality and Expense Risk Charge (M&E Charge) — An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Qualified Annuity Contract — An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Owner (Joint Owner) or You — The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner pertain to the life, age or death of the Grantor(s).
Payout Election Date — The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio — A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Segment Portfolios and the Income Segment Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax — A tax that a state or other governmental authority charges. It might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Qualified Annuity Contract — An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet — For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date — During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Request — Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if (i) such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and (ii) such transmissions are sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center — You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account — Variable Annuity-2 Series Account, the segregated asset account established by Great-West under New York law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse — A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account — A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Surrender Value — Your Annuity Account Value on the Transaction Date of the surrender, less any Withdrawal Charge, Premium Tax, and other taxes.

Transaction Date — The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer — Moving amounts from and among the Sub-Account(s).
Withdrawal Charge — The amount we deduct from premature surrenders or partial withdrawals. The charge applies to amounts withdrawn and varies depending upon the age of the Contribution withdrawn. The Withdrawal Charge is also known as a deferred sales load or contingent deferred sales charge.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None

Withdrawal Charge (Base Contract)
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older, but not yet 6 years old	3%
6 years old or older, but not yet 7 years old	2%
7 years old or older	0%

Exchange Fee	None
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	1.00%
Option 2: Guaranteed Minimum Death Benefit	1.20%
Maximum Total Series Account Annual Expenses(with the most expensive Death Benefit Option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	1.20%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Covered Fund Value or current Benefit Base)	Maximum	Current
Great-West Secure Income Foundation GLWB Rider (as a % of current Benefit Base; available beginning January 19, 2015)	1.50%	0.90%
Floating GLWB Rider v1 (as a % of current Covered Fund Value; not available after January 18, 2015)	1.50%	0.70%
Floating GLWB Rider v2 (as a % of current Benefit Base; available beginning January 19, 2015)	1.50%	0.65%
Maximum Total Series Account Annual Expenses(with the most expensive Death Benefit Option and most expensive GLWB Rider selected) as a percentage of average Account Value	2.70%	N/A
Current Total Series Account Annual Expenses(with the most expensive Death Benefit Option and most expensive GLWB Rider selected) as a percentage of average Account Value	N/A	2.10%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.48%	3.33%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:2
1 year	3 years	5 years	10 years
$1,083.00	$1,975.00	$2,886.00	$5,809.00

[1]	Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:
1 year	3 years	5 years	10 years
$453.00	$1,435.00	$2,526.00	$5,809.00
Income Segment – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.
(1) If you surrender your Contract at the end of the applicable time period:2
1 year	3 years	5 years	10 years
$988.00	$1,684.00	$2,392.00	$4,775.00
(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:
1 year	3 years	5 years	10 years
$358.00	$1,144.00	$2,032.00	$4,775.00
2 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.
Income Segment – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:2
1 year	3 years	5 years	10 years
$928.00	$1,498.00	$2,071.00	$4,075.00
(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:
1 year	3 years	5 years	10 years
$298.00	$958.00	$1,711.00	$4,075.00
2 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.
These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See Charges and Deductions below.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to a Withdrawal Charge or tax penalties.
You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.
Withdrawal Charge
Full surrenders or partial withdrawals of your Annuity Account Value may be subject to the Withdrawal Charge. For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. For more information, please see Charges and Deductions below.
Right to Cancel Period
After you receive your Contract, you may examine it for up to 10 days, during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right to cancel period will be extended to 60 days. We will refund the Annuity Account Value plus any charges and fees during the right to cancel period. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options: (1) the Great-West Secure Income Foundation GLWB Rider; (2) the Floating GLWB Rider v1; and (3) the Floating GLWB Rider v2. Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the Guaranteed Annual Withdrawal % only with the age of the

Covered Person(s). The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base. Provided all conditions are met, the Floating GLWB Rider v1, not available after January 18, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10- Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Covered Fund Value. Provided all conditions are met, the Floating GLWB Rider v2, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base. All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Full or partial withdrawals may be subject to the Withdrawal Charge. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the Death Benefit section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For both options, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the impact of partial withdrawals, distributions and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 1.00%. If you choose Death Benefit option 2, this charge will be 1.20%.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 50 Main Street, White Plains, New York 10606.
We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed Great-West Life & Annuity Insurance Company of New York.

The Series Account
The Series Account was established in accordance with New York law on September 23, 1989.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios. All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios' prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available in all states, at all times, or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Segment are briefly described below, followed by the investment objective of the Covered Fund available under the Income Segment:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
Invesco V.I. International Growth Fund (Series II Shares) - seeks long-term growth of capital.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.

American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares) - seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds Insurance Series® Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds Insurance Series® International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds Insurance Series® New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® REIT Series (Service Class Shares) - seeks maximum long-term total return, with capital appreciation as a secondary objective.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation
Dreyfus Investment Portfolio Technology Growth Portfolio (Service Shares)* - seeks capital appreciation.
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Insurance Series – advised by Federated Investment Management Company
Federated High Income Bond Fund II (Service Class Shares) - seeks high current income.

Fidelity Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares) - seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund) (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (formerly Great-West MFS International Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.

Great-West Large Cap Growth Fund (formerly Great-West Multi-Manager Large Cap Growth Fund) (Investor Class Shares) - seeks long-term growth of capital.
Great-West Loomis Sayles Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund) (Investor Class Shares) - seeks long-term growth of capital.
Great-West Putnam Equity Income Fund (Investor Class Shares) - seeks capital growth and current income.
Great-West Putnam High Yield Bond Fund (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 3
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.3
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).3
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Templeton Global Bond Fund (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.

[3]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Waddell & Reed Investment Management Company (WRIMCO)
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management, LLC
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio) (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares)* - seeks long-term growth of capital.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (formerly Neuberger Berman AMT Socially Responsive Portfolio) (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer International Growth Fund/VA (Service Shares) - seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares) - seeks capital appreciation.
Oppenheimer Total Return Bond Fund/VA (Service Shares) - seeks total return.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Capital Opportunities Fund (Class IB Shares)* - seeks long-term growth of capital. Effective on or about September 17, 2018, the name and objective of this fund will change and be replaced with the following:
Putnam VT Small Cap Growth Fund (Class IB Shares)* – seeks capital appreciation.
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Growth Fund Class (Class IB Shares)* - seeks long-term capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Investors Fund (Class IB Shares) - seeks long-term growth of capital and any increased income that results from this growth. Effective on or about June 30, 2018, the name and objective of this fund will change and be replaced with the following:
Putnam VT Multi-Cap Core Fund (Class IB Shares) – seeks capital appreciation.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under Guaranteed Lifetime Withdrawal Benefit below.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC

Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
You should read the Portfolios' prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® II Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Great-West reserves the right to lower the minimum initial Contribution.
Right to Cancel Period
During the 10 day right to cancel period, you may cancel your Contract. If you exercise your right to cancel, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start.
During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. If you cancel your Contract within the right to cancel period, we will refund your Annuity Account Value plus any charges and fees as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and Request for cancellation.
After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.
Subsequent Contributions-- Investment Segment
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 (or $100 if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee;
•	minus any withdrawals or Transfers from the Sub-Account; and
•	minus any Withdrawal Charges.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Segment Sub-Account to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Segment. Any dollar cost averaging Transfers into the Income Segment that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:

•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any Withdrawal Charge, applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount* = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = ($50,000 x 0.90) = $45,000
*Withdrawal amount may be subject to the Withdrawal Charge.
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals and surrenders may be subject to the Withdrawal Charge, as described below in Charges and Deductions;
•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.
Tax Consequences of Withdrawals
Withdrawals may be taxable—including Guaranteed Lifetime Withdrawal Benefits. In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see Federal Tax Matters below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 1. Your M&E Charge under Option 1 is 1.00% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your M&E Charge under Option 2 is 1.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see Distribution of Death Benefit below.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of a GLWB Rider below.
Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin no later than one year after the Owner’s date of death.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
Distribution of Death Benefit
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
•	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust) will become the Annuitant.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Owner at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
If you have selected Death Benefit option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount* = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
*Withdrawal amount may be subject to the Withdrawal Charge.
The Benefit Base has no value and will not affect the Death Benefit.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	charges against your Annuity Account Value for our assumption of mortality and expense risks;
•	the Withdrawal Charge, if applicable;
•	Premium Tax, if applicable; and
•	Guarantee Benefit Fee, if applicable.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 1.00%. We guarantee that this charge will never increase beyond 1.00%. If you select Death Benefit option 2, the M&E Charge is a daily charge equal to an effective annual rate of 1.20%. We guarantee that this charge will never increase beyond 1.20%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.

Withdrawal Charge
The Withdrawal Charge may apply to amounts you withdraw under your Contract, including periodic withdrawals and full surrenders, depending on the length of time each Contribution has been invested and on the amount you withdraw. The Withdrawal Charge is calculated as a percentage of the Contribution being withdrawn and will reduce the net withdrawal accordingly. It varies with the number of years that have elapsed since each Contribution being withdrawn was made, as set forth in the following table:
Withdrawal Charge
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older, but not yet 6 years old	3%
6 years old or older, but not yet 7 years old	2%
7 years old or older	0%
For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. After the amount of all Contributions has been withdrawn, all remaining withdrawals will be free of the Withdrawal Charge.
The Withdrawal Charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although our actual expenses may be greater or less than the Withdrawal Charge amount. To the extent our expenses for distribution of the Contracts are not covered by the Withdrawal Charge, these expenses will be borne by our general assets, which include profits from the Mortality and Expense Risk Charge. See Distribution of the Contracts below for information regarding commissions and other amounts paid to broker-dealers in connection with Contract distribution.
Free Withdrawals
During each year, beginning on the Effective Date and renewing on each anniversary of the Effective Date, the Owner is allowed a percentage of withdrawals that are free of the Withdrawal Charge. The annual amount of free withdrawals is 10% of the sum of Contributions that are less than the surrender charge period and that were made as of the most recent Effective Date anniversary. For purposes of calculating the Withdrawal Charge on subsequent withdrawals, free withdrawals reduce the amount of the oldest remaining Contribution(s).
Installments paid during the GAW Phase reduce the free withdrawal amount. See Effect of Excess Withdrawals During the GAW Phase below.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made;
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•	Charges and fees under the Contract continue to apply, including the Withdrawal Charge, which may be assessed on periodic withdrawals.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Investment Segment Account Value is zero;
•	You Request that withdrawals stop;
•	You purchase an annuity payout option; or
•	The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected. If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age.
We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Segment will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of a GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see Federal Tax Matters below for details.
Guaranteed Lifetime Withdrawal Benefit
When you purchase the Contract, you have the option of allocating Contributions under a GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
You may select from two types of optional GLWB Riders: a Floating GLWB Rider or the Great-West Secure Income Foundation GLWB Rider. The two types are similar in most respects except for the GAW% calculation and the Rider Fee. Generally, the Floating GLWB Rider, which is less expensive than the Great-West Secure Income Foundation GLWB Rider, is sensitive to interest rate changes. For example, the Floating GLWB Rider will be responsive to rising interest rates at the time GAWs start and provide an income stream that can increase as interest rates rise. The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the market and interest rate environment. All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.

GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Segment Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. Depending on the type of GLWB Rider you select, the Guarantee Benefit Fee will be calculated based on your Covered Fund Value or your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. The Great-West Secure Income Foundation GLWB Rider (available beginning January 19, 2015) bases the Guarantee Benefit Fee of 0.90% on your Benefit Base; the Floating GLWB Rider v1 (not available after January 18, 2015) bases the Guarantee Benefit Fee of 0.70% on your Covered Fund Value; and the Floating GLWB Rider v2 (available beginning January 19, 2015) bases the Guarantee Benefit Fee of 0.65% on your Benefit Base. Basing the Guarantee Benefit Fee on your Covered Fund Value is to your advantage when the Covered Fund Value is declining; basing the Guarantee Benefit Fee on your Benefit Base is to your advantage when Covered Fund Value is rising. The Guarantee Benefit Fee for Floating GLWB Rider v1 is higher than the Guarantee Benefit Fee for Floating GLWB Rider v2. In an upward market, paying 0.65% on your Benefit Base as long term investment is more advantageous to you. In a downward market, paying 0.70% on your Benefit Base as a long term investment is more advantageous to you.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Foundation	0.90% of the Benefit Base
Floating v1	0.70% of the Covered Fund Value
Floating v2	0.65% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, investment income, mortality, morbidity, persistency, and expense. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus.
Any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that a GLWB Rider was in effect.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Segment. The approved Covered Fund is the Great-West SecureFoundation® Balanced Fund—Class L, described in The Portfolios above. At present, the Income Segment is limited to a single Covered Fund. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.

We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We will notify you whenever the Covered Fund(s) are changed. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Fund or terminate your Contract. Great-West will complete the allocations between the Covered Fund(s) as disclosed in the notice as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.
A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance);
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount.
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. For both of the Floating GLWB Riders, additional GLWB Rider Contributions may not be made after the GLWB Accumulation Phase ends; however, additional contributions may be made after the GLWB Accumulation Phase ends in the Great-West Secure Income Foundation GLWB Rider. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar- for-dollar on the date the GLWB Rider Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

We reserve the right to reject additional GLWB Rider Contributions at any time at our discretion. Great-West will provide you with 30 days prior written notice if we determine not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. In addition, Excess Withdrawals may be subject to the Withdrawal Charge. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount*: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
*Excess Withdrawals may be subject to the Withdrawal Charge.
Fees Associated with the Covered Fund(s)
Neither the Guarantee Benefit Fee, the mortality and expense charge, nor any other fees or charges assessed to the Covered Fund Value as directed by a Consultant and as agreed to by Great-West will be treated as an Excess Withdrawal.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See GLWB Accumulation Phase above for more information. No GLWB Rider Contributions may be made to the Covered Fund(s) on and after the Initial Installment Date, which is the date that GAWs begin.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW%. See Annual Review of Your GAW% below.
Please note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of Installment Amount-- Floating GLWB Riders
The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10YR as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person multiplied by the Joint Withdrawal Adjustment of 0.90. If you would like more information on your GAW%, please contact our Retirement Resource Operations Center at:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the following schedule:
Guaranteed Annual Withdrawal % Table
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%

7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%
For Joint Covered Persons, the same table is used and based on the age of the youngest Covered Person but an additional adjustment, the Joint Withdrawal Adjustment, of 0.90 is applied. To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the table above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
We may allow Installments that annually total less than the GAW.
Numerical Examples of the Guaranteed Annual Withdrawal
Scenario #1: 72 Year Old Single Covered Person
10YR = 5.42%
Benefit Base = $80,000
Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 5.99%; Column: 70+)
GAW = $4,840 ($80,000 x 6.05%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
10YR = 6.44%
Benefit Base = $80,000
Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 6.99%; Column: 59 1⁄2 -64)
Joint GAW% = 4.55% x 0.90 = 4.095% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $3,276 ($80,000 x 4.095%)
Scenario #3: 60 Year Old Single Covered Person
10YR = 3.7%
Benefit Base = $80,000
Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59 1⁄2 - 64)
GAW = $2,400 ($80,000 x 3.0%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
10YR = 3.0%
Benefit Base = $80,000
Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)
Joint GAW% = 4.00% x 0.90 = 3.60% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $2,880 ($80,000 x 3.6%)
Calculation of Installment Amount - Great-West Secure Income Foundation GLWB Rider
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person. If you would like more information on your GAW%, please contact our Retirement Resource Operations Center at:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5 - 64	65 - 69	70 - 79	80 +
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5 - 64	65 - 69	70 - 79	80 +
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the tables above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
Numerical Examples of the Guaranteed Annual Withdrawal
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See Effect of Excess Withdrawals During the GAW Phase described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Annual Review of Your GAW% - Floating GLWB Rider
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.
Interest Rate Reset. For an Interest Rate Reset, we will calculate a hypothetical GAW by multiplying the Covered Fund Value, subject to the Benefit Base cap, by a GAW% based on the current 10YR and the Covered Person’s age on the Initial Installment Date (and including the Joint Withdrawal Adjustment, if applicable). We will then compare the result of that hypothetical calculation to your previous GAW to determine if the hypothetical GAW is higher than your previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.
Ratchet. Just like the GLWB Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value. For purposes of determining whether the Ratchet is more favorable than both the current GAW and the Interest Rate Reset, we will calculate a hypothetical GAW based on the Ratchet’s adjusted Benefit Base and prior year’s GAW%. We will then compare that to the current GAW and the GAW that would result from an Interest Rate Reset, as demonstrated in the examples below.

Numerical Example #1: Interest Rate Reset is Most Beneficial
Prior Year GAW
Prior Benefit Base	$450,000
Prior GAW%	4.00%
Prior GAW	$ 18,000

Inputs to Annual Review of your GAW
Current Covered Fund Value	$445,000
Current 10YR	4.10%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 – 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)			4.50%
Interest Rate Reset GAW: $445,000 x 4.500%			$20,025
#2: Ratchet
Is $445,000 higher than $450,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($18,000) and Interest Rate Reset GAW ($20,025)	$ 20,025
New Benefit Base Based on Interest Rate Reset GAW: $445,000 x 4.500%	$445,000
New GAW% Based on Interest Rate Reset GAW: $445,000 x 4.500%	4.50%
Numerical Example #2: Ratchet is Most Beneficial
Prior Year GAW
Prior Benefit Base	$250,000

Prior GAW%	5.50%
Prior GAW	$ 13,750

Inputs to Annual Review of your GAW
Current Covered Fund Value	$275,000
Current 10YR	4.80%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)			4.50%
Interest Rate Reset GAW: $275,000 x 4.500%			$12,375
#2: Ratchet
Is $275,000 higher than $250,000?	Yes
Ratchet Benefit Base: Current Covered Fund Value	$275,000
Ratchet GAW: 275,000 x 5.500%	$ 15,125
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($13,750), Interest Rate Reset GAW ($12,375) and Ratchet GAW ($15,125)	$ 15,125
New Benefit Base Based on Ratchet GAW: $275,000 x 5.500%	$275,000
New GAW% Based on Ratchet GAW: $275,000 x 5.500%	5.50%
Numerical Example #3: Prior GAW is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$ 7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$100,000
Current 10YR	4.54%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 – 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.95%)			4.95%
Interest Rate Reset GAW: $100,000 x 4.950%			$ 4,950
#2: Ratchet
Is $100,000 higher than $120,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($4,950)	$ 7,260
Benefit Base Based on Prior GAW	$120,000
GAW% Based on Prior GAW	6.05%
Numerical Example #4: Interest Rate Reset is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$ 7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$90,000

Current 10YR	7.41%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (8.25%)			8.25%
Interest Rate Reset GAW: $90,000 x 8.250%			$ 7,425
#2: Ratchet
Is $90,000 higher than $120,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($7,425)	$ 7,425
New Benefit Base Based on Interest Rate Reset GAW: $90,000 x 8.250%	$90,000
New GAW% Based on Interest Rate Reset GAW: $90,000 x 8.250%	8.25%
Numerical Example #5: Ratchet is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$ 7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$140,000
Current 10YR	3.98%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single

Age Withdrawals Started	71
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)			4.50%
Interest Rate Reset GAW: $140,000 x 4.500%			$ 6,300
#2: Ratchet
Is $140,000 higher than $120,000?	Yes
Ratchet Benefit Base: Current Covered Fund Value	$140,000
Ratchet GAW: 140,000 x 6.05%	$ 8,470
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260), Interest Rate Reset GAW ($6,300) and Ratchet GAW ($8,470)	$ 8,470
New Benefit Base Based on Ratchet GAW: $140,000 x 6.050%	$140,000
New GAW% Based on Ratchet GAW: $140,000 x 6.050%	6.05%
Optional Reset of the GAW% During the GAW Phase -- Great-West Secure Income Foundation GLWB Rider
Annually, you may Request a reset of the GAW% within thirty (30) calendar days prior to the Ratchet Date. Requesting a Reset may be to your advantage as it may increase your GAW% and may decrease your Benefit Base, making future Ratchets more likely. However, Requesting a Reset could be disadvantageous as a higher GAW% could deplete your assets more quickly. If Requested, Great-West shall multiply the Covered Fund Value as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. If so, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If it does not, the reset will not take effect but a Ratchet may still occur. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000

Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)

Installments are not assessed Withdrawal Charges. However, during the GAW Phase, in each year beginning and ending on the anniversary of the Effective Date, the amount of free withdrawals available to the Owner will be reduced by the total amount of Installments paid. Thus, Excess Withdrawals may be subject to the Withdrawal Charge.
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, mortality and expense fees, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.
During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court- issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
(a)	the date of death of the Owner if there is no surviving Covered Person;
(b)	the date there is no longer a Covered Person under the GLWB Rider;
(c)	the date the Contract is terminated;
(d)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(e)	the Annuitant’s 99th birthday, if no Installments have been taken;
(f)	when the Guarantee Benefit Fee is not received by Great-West, when due; or
(g)	in those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
You should consult with your financial professional to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2;
•	Made as a result of death or disability of the Owner;
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See Required Minimum Distributions from Qualified Annuity Contracts below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•	The period of time in which cash cannot be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days; and
•	Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of a GLWB Rider above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Owner may not borrow any money under the Contract or pledge it as security for a loan;
•	The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.
The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider, or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•	A single sum payment;
•	Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•	Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts
We offer the Contracts on a continuous basis through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in New York and those other states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of the Financial Industry Regulatory Authority (“FINRA”). GWFS may also offer the Contract directly to potential purchasers.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See Payments We Receive, above. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.
As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a commission. The commission is based on a percentage of Contributions. The maximum commission that the Company will pay on the sale of the Contracts is 7.00%. In addition to this commission, the Company may also pay trailing compensation based on an annual rate of average daily Series Account assets held by a broker/dealer’s clients, ranging from zero to 1.00%. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. In addition, the overall compensation received by an eligible broker/dealer in connection with the sale of the Contract may be more or less than the overall compensation on similar or other products offered by that eligible broker/dealer. The amount and/or structure of the compensation may influence your registered representative or his or her broker/dealer to present the Contract over other investment alternatives. Such differences in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker/dealer. You should ask your registered representative about these differences, and how he or she and the eligible broker/dealer are compensated for selling the Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To cease accepting Contributions at any time at our discretion;
•	To limit the number of Contracts that you may purchase;
•	To cease offering the Contract and/or GLWB Riders;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day that a valuation date is deemed to have ended; and
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm and Independent Auditors
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the GLWB Riders, and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-2 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (1.20)	2017	2016	2015	2014
ALGER SMALL CAP GROWTH
Value at beginning of period	10.13	9.65	10.00
Value at end of period	12.89	10.13	9.65
Number of accumulation units outstanding at end of period	-	-	-
ALPS ALERIAN ENERGY INFRASTRUCTURE
Value at beginning of period	12.15	10.00
Value at end of period	11.91	12.15
Number of accumulation units outstanding at end of period	-	-
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	10.40	10.00
Value at end of period	12.85	10.40
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	9.92	10.00
Value at end of period	10.16	9.92
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	14.10	10.00
Value at end of period	15.53	14.10
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.14	10.00
Value at end of period	11.95	11.14
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	11.38
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	8.85	10.00
Value at end of period	11.53	8.85
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.20	10.00
Value at end of period	13.01	10.20
Number of accumulation units outstanding at end of period	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.06	9.81	10.03	10.00
Value at end of period	11.30	10.06	9.81	10.03
Number of accumulation units outstanding at end of period	-	-	-	8,319
BLACKROCK HIGH YIELD VI
Value at beginning of period	10.39	9.32	10.00
Value at end of period	10.99	10.39	9.32
Number of accumulation units outstanding at end of period	-	-	-
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	11.38
Number of accumulation units outstanding at end of period	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	9.94	10.00

Investment Division (1.20)	2017	2016	2015	2014
Value at end of period	12.17	9.94
Number of accumulation units outstanding at end of period	-	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	8.31	7.39	8.78	10.00
Value at end of period	11.51	8.31	7.39	8.78
Number of accumulation units outstanding at end of period	-	-	-	2,741
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	10.22	10.00
Value at end of period	12.34	10.22
Number of accumulation units outstanding at end of period	-	-
DELAWARE VIP REIT
Value at beginning of period	12.94	12.40	10.00
Value at end of period	12.94	12.94	12.40
Number of accumulation units outstanding at end of period	741	716	716
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	13.08	10.00
Value at end of period	14.45	13.08
Number of accumulation units outstanding at end of period	-	-
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	13.13	10.00
Value at end of period	16.34	13.13
Number of accumulation units outstanding at end of period	-	-
DREYFUS IP TECHNOLOGY GROWTH
Value at beginning of period	11.94	11.58	11.07	10.00
Value at end of period	16.80	11.94	11.58	11.07
Number of accumulation units outstanding at end of period	746	746	746	2,596
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.43	10.00
Value at end of period	10.66	10.43
Number of accumulation units outstanding at end of period	-	-
FEDERATED HIGH INCOME BOND
Value at beginning of period	10.00
Value at end of period	10.21
Number of accumulation units outstanding at end of period
FIDELITY VIP BALANCED
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	-
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION
Value at beginning of period	10.00
Value at end of period	11.69
Number of accumulation units outstanding at end of period	-
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
Value at beginning of period	10.00
Value at end of period	10.83
Number of accumulation units outstanding at end of period	-
FRANKLIN INCOME VIP
Value at beginning of period	10.32	9.17	10.00
Value at end of period	11.17	10.32	9.17
Number of accumulation units outstanding at end of period	-	-	-
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.31	9.40	10.00
Value at end of period	9.67	9.31	9.40
Number of accumulation units outstanding at end of period	-	-	-
GOLDMAN SACHS VIT US EQUITY INSIGHTS

Investment Division (1.20)	2017	2016	2015	2014
Value at beginning of period	10.79
Value at end of period	13.19
Number of accumulation units outstanding at end of period	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	11.19
Number of accumulation units outstanding at end of period	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	11.87	10.62	10.00
Value at end of period	13.49	11.87	10.62
Number of accumulation units outstanding at end of period	781	755	755
GREAT-WEST BOND INDEX
Value at beginning of period	10.33	10.25	10.00
Value at end of period	10.51	10.33	10.25
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.34
Number of accumulation units outstanding at end of period	-
GREAT-WEST CORE BOND
Value at beginning of period	10.43	10.09	10.00
Value at end of period	10.71	10.43	10.09
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST GOLDMAN SACHS MID CAP VALUE
Value at beginning of period	11.27	9.48	10.00
Value at end of period	13.03	11.27	9.48
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.62	9.74	9.86	10.00
Value at end of period	9.55	9.62	9.74	9.86
Number of accumulation units outstanding at end of period	34	-	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	9.16	9.21	10.00
Value at end of period	11.28	9.16	9.21
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	11.21	10.00
Value at end of period	11.83	11.21
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2020
Value at beginning of period	10.40
Value at end of period	11.55
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	10.40	10.00
Value at end of period	11.73	10.40
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2030
Value at beginning of period	10.53
Value at end of period	12.08
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2040
Value at beginning of period	10.62
Value at end of period	12.55
Number of accumulation units outstanding at end of period	-

Investment Division (1.20)	2017	2016	2015	2014
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	10.45	9.50	10.00
Value at end of period	10.98	10.45	9.50
Number of accumulation units outstanding at end of period	1,777	1,716	1,716
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	12.80	10.30	10.00
Value at end of period	13.88	12.80	10.30
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MFS INTERNATIONAL GROWTH
Value at beginning of period	9.34
Value at end of period	11.68
Number of accumulation units outstanding at end of period	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	11.05	10.77	10.00
Value at end of period	13.81	11.05	10.77
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00
Value at end of period	10.71
Number of accumulation units outstanding at end of period	4,797
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.86
Number of accumulation units outstanding at end of period	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	-
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH
Value at beginning of period	10.27	10.00
Value at end of period	13.20	10.27
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH
Value at beginning of period	11.03	10.00
Value at end of period	13.25	11.03
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST PUTNAM EQUITY INCOME
Value at beginning of period	12.49	10.00
Value at end of period	14.66	12.49
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST PUTNAM HIGH YIELD BOND
Value at beginning of period	10.98	9.61	10.00
Value at end of period	11.56	10.98	9.61
Number of accumulation units outstanding at end of period	1,732	1,674	1,674
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	13.01	12.44	10.00
Value at end of period	13.25	13.01	12.44
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	12.96	11.79	10.00
Value at end of period	15.52	12.96	11.79
Number of accumulation units outstanding at end of period	1,487	1,440	1,440
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	12.78	10.78	10.00
Value at end of period	14.60	12.78	10.78

Investment Division (1.20)	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	13.09	10.53	10.00
Value at end of period	14.58	13.09	10.53
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	11.21	10.47	10.00
Value at end of period	12.48	11.21	10.47
Number of accumulation units outstanding at end of period	37,801	34,841	31,588
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	9.96	9.91	9.97	10.00
Value at end of period	10.03	9.96	9.91	9.97
Number of accumulation units outstanding at end of period	-	-	-	5,689
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	12.89	12.28	10.00
Value at end of period	15.84	12.89	12.28
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST TEMPLETON GLOBAL BOND
Value at beginning of period	9.52	9.36	9.88	10.00
Value at end of period	9.59	9.52	9.36	9.88
Number of accumulation units outstanding at end of period	-	-	-	5,595
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	10.49	10.43	10.00
Value at end of period	11.68	10.49	10.43
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	12.86	10.00
Value at end of period	14.49	12.86
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.52	10.00
Value at end of period	11.55	9.52
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	11.02
Value at end of period	12.38
Number of accumulation units outstanding at end of period	-
IVY VIP ENERGY
Value at beginning of period	11.92	10.00
Value at end of period	10.29	11.92
Number of accumulation units outstanding at end of period	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	11.33	10.99	10.00
Value at end of period	13.23	11.33	10.99
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	10.74	9.69	10.00
Value at end of period	13.48	10.74	9.69
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.30	10.00
Value at end of period	10.52	10.30
Number of accumulation units outstanding at end of period	-	-
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	9.83	10.22	10.00

Investment Division (1.20)	2017	2016	2015	2014
Value at end of period	12.62	9.83	10.22
Number of accumulation units outstanding at end of period	759	728	728
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	10.51	10.00
Value at end of period	12.51	10.51
Number of accumulation units outstanding at end of period	-	-
MFS VIT II TECHNOLOGY
Value at beginning of period	10.87	10.00
Value at end of period	14.89	10.87
Number of accumulation units outstanding at end of period	-	-
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.00
Value at end of period	10.96
Number of accumulation units outstanding at end of period	-
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	12.17	10.47	10.00
Value at end of period	13.70	12.17	10.47
Number of accumulation units outstanding at end of period	790	764	764
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.46	10.00
Value at end of period	6.52	6.46
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	9.36	10.00
Value at end of period	10.06	9.36
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT LOW DURATION
Value at beginning of period	9.86	10.00
Value at end of period	9.87	9.86
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT REAL RETURN
Value at beginning of period	9.89	10.00
Value at end of period	10.12	9.89
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.26	10.00
Value at end of period	10.63	10.26
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	9.97
Value at end of period	10.04
Number of accumulation units outstanding at end of period	-
PUTNAM VT CAPITAL OPPORTUNITIES
Value at beginning of period	11.61	10.17	10.00
Value at end of period	12.38	11.61	10.17
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	11.29
Number of accumulation units outstanding at end of period	-
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	10.44	10.00
Value at end of period	11.89	10.44
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GLOBAL EQUITY

Investment Division (1.20)	2017	2016	2015	2014
Value at beginning of period	9.70
Value at end of period	12.30
Number of accumulation units outstanding at end of period	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	10.51	10.00
Value at end of period	13.59	10.51
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT INCOME
Value at beginning of period	9.81	9.74	10.00
Value at end of period	10.24	9.81	9.74
Number of accumulation units outstanding at end of period	1,770	1,704	1,704
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	8.69	10.00
Value at end of period	10.87	8.69
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT INTERNATIONAL GROWTH
Value at beginning of period	8.82	9.57	10.00
Value at end of period	11.78	8.82	9.57
Number of accumulation units outstanding at end of period	881	847	847
PUTNAM VT INVESTORS
Value at beginning of period	10.45	9.44	10.00
Value at end of period	12.69	10.45	9.44
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	11.92
Value at end of period	12.71
Number of accumulation units outstanding at end of period	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	12.14	12.22	10.00
Value at end of period	16.29	12.14	12.22
Number of accumulation units outstanding at end of period	-	-	-
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	13.68	15.50	13.95	10.00
Value at end of period	17.20	13.68	15.50	13.95
Number of accumulation units outstanding at end of period	-	-	-	2,266
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	7.21	5.09	10.00
Value at end of period	6.98	7.21	5.09
Number of accumulation units outstanding at end of period	1,380	1,333	1,333

Investment Division (1.00)	2017	2016	2015	2014
ALGER SMALL CAP GROWTH
Value at beginning of period	10.20	9.69	10.00
Value at end of period	13.00	10.20	9.69
Number of accumulation units outstanding at end of period	-	-	-
ALPS ALERIAN ENERGY INFRASTRUCTURE
Value at beginning of period	12.17	10.00
Value at end of period	11.95	12.17
Number of accumulation units outstanding at end of period	-	-
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	10.44	10.00
Value at end of period	12.92	10.44
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

Investment Division (1.00)	2017	2016	2015	2014
Value at beginning of period	9.99	10.00
Value at end of period	10.25	9.99
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	14.19	10.00
Value at end of period	15.66	14.19
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.18	10.00
Value at end of period	12.02	11.18
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	11.39
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	8.88	10.00
Value at end of period	11.60	8.88
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.21	10.00
Value at end of period	13.05	10.21
Number of accumulation units outstanding at end of period	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.11	9.84	10.00
Value at end of period	11.39	10.11	9.84
Number of accumulation units outstanding at end of period			-
BLACKROCK HIGH YIELD VI
Value at beginning of period	10.44	9.35	10.00
Value at end of period	11.07	10.44	9.35
Number of accumulation units outstanding at end of period	419	325	325
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	11.39
Number of accumulation units outstanding at end of period	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	9.98	10.00
Value at end of period	12.24	9.98
Number of accumulation units outstanding at end of period	-	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	8.36	7.43	8.80	10.00
Value at end of period	11.61	8.36	7.43	8.80
Number of accumulation units outstanding at end of period	-	-	-	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	10.24	10.00
Value at end of period	12.38	10.24
Number of accumulation units outstanding at end of period	-	-
DELAWARE VIP REIT
Value at beginning of period	13.02	12.45	10.00
Value at end of period	13.05	13.02	12.45
Number of accumulation units outstanding at end of period			-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	13.17	10.00
Value at end of period	14.57	13.17
Number of accumulation units outstanding at end of period	-	-

Investment Division (1.00)	2017	2016	2015	2014
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	13.21	10.00
Value at end of period	16.47	13.21
Number of accumulation units outstanding at end of period	-	-
DREYFUS IP TECHNOLOGY GROWTH
Value at beginning of period	12.02	11.63	11.09	10.00
Value at end of period	16.94	12.02	11.63	11.09
Number of accumulation units outstanding at end of period	-	-	-	-
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.45	10.00
Value at end of period	10.70	10.45
Number of accumulation units outstanding at end of period	-	-
FEDERATED HIGH INCOME BOND
Value at beginning of period	10.00
Value at end of period	10.22
Number of accumulation units outstanding at end of period
FIDELITY VIP BALANCED
Value at beginning of period	10.00
Value at end of period	10.82
Number of accumulation units outstanding at end of period	-
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION
Value at beginning of period	10.00
Value at end of period	11.71
Number of accumulation units outstanding at end of period	-
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
Value at beginning of period	10.00
Value at end of period	10.84
Number of accumulation units outstanding at end of period	-
FRANKLIN INCOME VIP
Value at beginning of period	10.36	9.19	10.00
Value at end of period	11.24	10.36	9.19
Number of accumulation units outstanding at end of period	-	-	-
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.35	9.42	10.00
Value at end of period	9.73	9.35	9.42
Number of accumulation units outstanding at end of period	-	-	-
GOLDMAN SACHS VIT US EQUITY INSIGHTS
Value at beginning of period	10.80
Value at end of period	13.24
Number of accumulation units outstanding at end of period	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	11.20
Number of accumulation units outstanding at end of period	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	11.94	10.67	10.00
Value at end of period	13.60	11.94	10.67
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.39	10.30	10.00
Value at end of period	10.60	10.39	10.30
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.36

Investment Division (1.00)	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	-
GREAT-WEST CORE BOND
Value at beginning of period	10.50	10.13	10.00
Value at end of period	10.80	10.50	10.13
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST GOLDMAN SACHS MID CAP VALUE
Value at beginning of period	11.32	9.50	10.00
Value at end of period	13.11	11.32	9.50
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.69	9.78	9.88	10.00
Value at end of period	9.63	9.69	9.78	9.88
Number of accumulation units outstanding at end of period	22	539	539	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	9.22	9.25	10.00
Value at end of period	11.37	9.22	9.25
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	11.25	10.00
Value at end of period	11.90	11.25
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2020
Value at beginning of period	11.41
Value at end of period	11.59
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	10.42	10.00
Value at end of period	11.77	10.42
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2030
Value at beginning of period	10.54
Value at end of period	12.12
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2040
Value at beginning of period	10.64
Value at end of period	12.59
Number of accumulation units outstanding at end of period	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	10.52	9.54	10.00
Value at end of period	11.07	10.52	9.54
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	12.88	10.34	10.00
Value at end of period	14.00	12.88	10.34
Number of accumulation units outstanding at end of period	341	341	341
GREAT-WEST MFS INTERNATIONAL GROWTH
Value at beginning of period	9.40
Value at end of period	11.78
Number of accumulation units outstanding at end of period	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	11.12	10.81	10.00
Value at end of period	13.93	11.12	10.81
Number of accumulation units outstanding at end of period	553	470	470
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.00

Investment Division (1.00)	2017	2016	2015	2014
Value at end of period	10.72
Number of accumulation units outstanding at end of period	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.88
Number of accumulation units outstanding at end of period	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00
Value at end of period	10.54
Number of accumulation units outstanding at end of period	-
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH
Value at beginning of period	10.29	10.00
Value at end of period	13.25	10.29
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH
Value at beginning of period	11.05	10.00
Value at end of period	13.29	11.05
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST PUTNAM EQUITY INCOME
Value at beginning of period	12.57	10.00
Value at end of period	14.78	12.57
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST PUTNAM HIGH YIELD BOND
Value at beginning of period	11.05	9.66	10.00
Value at end of period	11.66	11.05	9.66
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	13.09	12.49	10.00
Value at end of period	13.36	13.09	12.49
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.04	11.84	10.00
Value at end of period	15.65	13.04	11.84
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	12.86	10.83	10.00
Value at end of period	14.72	12.86	10.83
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	13.17	10.58	10.00
Value at end of period	14.70	13.17	10.58
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.53	9.81	10.00
Value at end of period	11.74	10.53	9.81
Number of accumulation units outstanding at end of period	26,919	28,595	38,436
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.02	9.95	10.00	10.00
Value at end of period	10.12	10.02	9.95	10.00
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	12.97	12.34	10.00
Value at end of period	15.98	12.97	12.34
Number of accumulation units outstanding at end of period	409	409	409
GREAT-WEST TEMPLETON GLOBAL BOND

Investment Division (1.00)	2017	2016	2015	2014
Value at beginning of period	9.58	9.40	9.91	10.00
Value at end of period	9.67	9.58	9.40	9.91
Number of accumulation units outstanding at end of period	-	-	-	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	10.56	10.47	10.00
Value at end of period	11.78	10.56	10.47
Number of accumulation units outstanding at end of period	80	80	80
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	12.95	10.00
Value at end of period	14.62	12.95
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.58	10.00
Value at end of period	11.64	9.58
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	11.09
Value at end of period	12.49
Number of accumulation units outstanding at end of period	-
IVY VIP ENERGY
Value at beginning of period	11.94	10.00
Value at end of period	10.32	11.94
Number of accumulation units outstanding at end of period	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	11.40	11.04	10.00
Value at end of period	13.34	11.40	11.04
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	10.77	9.70	10.00
Value at end of period	13.55	10.77	9.70
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.36	10.00
Value at end of period	10.60	10.36
Number of accumulation units outstanding at end of period	-	-
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	9.89	10.25	10.00
Value at end of period	12.72	9.89	10.25
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	10.52	10.00
Value at end of period	12.55	10.52
Number of accumulation units outstanding at end of period	-	-
MFS VIT II TECHNOLOGY
Value at beginning of period	10.88	10.00
Value at end of period	14.94	10.88
Number of accumulation units outstanding at end of period	164	-
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.00
Value at end of period	10.98
Number of accumulation units outstanding at end of period	-
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	12.24	10.50	10.00
Value at end of period	13.80	12.24	10.50
Number of accumulation units outstanding at end of period	-	-	-

Investment Division (1.00)	2017	2016	2015	2014
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.51	10.00
Value at end of period	6.57	6.51
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	9.37	10.00
Value at end of period	10.10	9.37
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT LOW DURATION
Value at beginning of period	9.92	10.00
Value at end of period	9.95	9.92
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT REAL RETURN
Value at beginning of period	9.95	10.00
Value at end of period	10.21	9.95
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.33	10.00
Value at end of period	10.72	10.33
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.03
Value at end of period	10.12
Number of accumulation units outstanding at end of period	-
PUTNAM VT CAPITAL OPPORTUNITIES
Value at beginning of period	11.69	10.22	10.00
Value at end of period	12.49	11.69	10.22
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	11.30
Number of accumulation units outstanding at end of period	-
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	10.48	10.00
Value at end of period	11.97	10.48
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GLOBAL EQUITY
Value at beginning of period	9.74
Value at end of period	12.38
Number of accumulation units outstanding at end of period	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	10.55	10.00
Value at end of period	13.67	10.55
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT INCOME
Value at beginning of period	9.85	9.76	10.00
Value at end of period	10.30	9.85	9.76
Number of accumulation units outstanding at end of period	421	322	322
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	8.72	10.00
Value at end of period	10.93	8.72
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT INTERNATIONAL GROWTH
Value at beginning of period	8.88	9.62	10.00
Value at end of period	11.87	8.88	9.62

Investment Division (1.00)	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT INVESTORS
Value at beginning of period	10.49	9.45	10.00
Value at end of period	12.76	10.49	9.45
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	11.97
Value at end of period	12.78
Number of accumulation units outstanding at end of period	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	12.21	12.26	10.00
Value at end of period	16.42	12.21	12.26
Number of accumulation units outstanding at end of period	476	476	476
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	13.77	15.57	13.98	10.00
Value at end of period	17.35	13.77	15.57	13.98
Number of accumulation units outstanding at end of period	484	484	484	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	7.25	5.11	10.00
Value at end of period	7.04	7.25	5.11
Number of accumulation units outstanding at end of period	-	-	-

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 1.00% if you have selected Death Benefit option 1 or 1.20% if you have selected Death Benefit option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® II VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, NY 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2018, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.
The date of this Statement of Additional Information is
May 1, 2018
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (“Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Segment Sub-Account.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial
1

institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm and Independent Auditors
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s independent auditors and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age 80.
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient's election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
2

Great-West Life & Annuity Insurance

Company of New York

(a wholly-owned subsidiary of

Great-West Life & Annuity Insurance Company)

Balance Sheets as of December 31, 2017, and 2016

and Related Statements of Income, Comprehensive Income, Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2017, and Independent Auditors’ Report

Deloitte & Touche LLP
1601 Wewatta Street, Suite 400
Denver, CO USA
INDEPENDENT AUDITORS’ REPORT To the Board of Directors and Stockholder of	Tel: +1 303-292-5400 Fax: +1 303-312-4000 www.deloitte.com
Great-West Life & Annuity Insurance Company of New York White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

March 29, 2018

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2017 and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Assets

Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $1,250,385 and $1,043,779)	$1,271,002	$1,052,451
Fixed maturities, held for trading, at fair value (amortized cost of $10,634 and $71,516)	11,249	69,393
Mortgage loans on real estate (net of allowances of $20 and $74)	90,813	99,497
Policy loans	25,426	26,010
Short-term investments, available-for-sale (amortized cost of $26,371 and $31,361)	26,371	31,361
Equity investments	144	130

Total investments	1,425,005	1,278,842

Other assets:
Cash and cash equivalents	2,812	1,820
Reinsurance recoverable	8,354	4,192
Deferred acquisition costs (“DAC”)	29,997	27,396
Investment income due and accrued	11,017	10,174
Deferred income tax assets, net	1,768	7,093
Due from parent and affiliates	2,612	7,168
Other assets	13,725	6,063
Assets of discontinued operations	150	150
Separate account assets	761,266	664,046

Total assets	$2,256,706	$2,006,944

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2017 and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Liabilities and stockholder’s equity

Policy benefit liabilities:
Future policy benefits	$1,314,003	$1,180,341
Policy and contract claims	3,429	3,319
Policyholders’ funds	1,737	2,072
Provision for policyholders’ dividends	3,100	2,900
Undistributed earnings on participating business	14,636	15,573

Total policy benefit liabilities	1,336,905	1,204,205
General liabilities:
Due to parent and affiliates	2,539	1,191
Other liabilities	10,827	4,585
Liabilities of discontinued operations	150	150
Separate account liabilities	761,266	664,046

Total liabilities	2,111,687	1,874,177
Commitments and contingencies (See Note 12)
Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	9,676	2,892
Retained earnings	76,493	71,025

Total stockholder’s equity	145,019	132,767

Total liabilities and stockholder’s equity	$2,256,706	$2,006,944

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Income

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015

Revenues:
Premium income	$14,873	$14,299	$13,759
Fee income	22,671	19,032	16,965
Net investment income	49,525	39,201	37,907
Realized investment (losses) gains, net	(584)	3,860	1,645

Total revenues	86,485	76,392	70,276

Benefits and expenses:
Life and other policy benefits	20,846	16,230	19,152
Decrease in future policy benefits	(7,079)	(2,140)	(4,166)
Interest paid or credited to contract holders	25,988	21,544	17,801
Provision for policyholders’ share of losses on participating business	(1,669)	(1,024)	(1,267)
Dividends to policyholders	3,064	2,646	2,971

Total benefits	41,150	37,256	34,491
General insurance expenses	31,002	29,197	20,944
Amortization of DAC	3,155	1,607	3,499

Total benefits and expenses	75,307	68,060	58,934

Income before income taxes	11,178	8,332	11,342
Income tax expense	3,996	1,949	3,701

Net income	$7,182	$6,383	$7,641

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Comprehensive Income (Loss)

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015
Net income	$7,182	$6,383	$ 7,641

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	12,467	1,163	(19,301)

Reclassification adjustment for gains, net, realized in net income	(1,238)	(1,107)	(878)

Net unrealized gains (losses), net, related to investments	11,229	56	(20,179)
Future policy benefits and DAC adjustments	(3,430)	36	5,070

Other comprehensive income (loss) before income taxes	7,799	92	(15,109)
Income tax expense (benefit) related to items of other comprehensive income	2,729	32	(5,287)
Other comprehensive income (loss)(1)	5,070	60	(9,822)

Total comprehensive income (loss)	$12,252	$6,443	$ (2,181)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses (gains) on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $358, $(103), and $(160) for the years ended December 31, 2017, 2016, and 2015, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Stockholder’s Equity

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Common stock	Additional paid-in capital	Accumulated other comprehensive (loss) /income	Retained earnings	Total
Balances, January 1, 2015	$2,500	$56,350	$12,654	$57,001	$128,505
Net income	—	—	—	7,641	7,641
Other comprehensive loss, net of income taxes	—	—	(9,822)	—	(9,822)

Balances, December 31, 2015	2,500	56,350	2,832	64,642	126,324
Net income	—	—	—	6,383	6,383
Other comprehensive income, net of income taxes	—	—	60	—	60

Balances, December 31, 2016	2,500	56,350	2,892	71,025	132,767
Net income	—	—	—	7,182	7,182
Other comprehensive income, net of income taxes	—	—	5,070	—	5,070
Impact of rate changes on deferred income taxes	—	—	1,714	(1,714)	—

Balances, December 31, 2017	$2,500	$56,350	$9,676	$76,493	$145,019

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$7,182	$6,383	$7,641
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Losses allocated to participating policyholders	(1,669)	(1,024)	(1,267)
Amortization of premiums on investments, net	2,319	2,673	2,871
Net realized gains on investments	(2,102)	(1,719)	(1,307)
Change in provision for mortgage loss	(54)	(26)	—
Net proceeds (purchases) of trading securities	58,681	(3,692)	(54,026)
Interest credited to contractholders	25,908	21,481	17,714
Depreciation and amortization	3,158	1,603	3,513
DAC	(9,096)	(8,146)	(5,505)
Deferred income taxes	2,595	303	1,163
Changes in assets and liabilities:
Policy benefit liabilities	(21,173)	(15,161)	(12,682)
Reinsurance recoverable	(4,162)	1,132	(715)
Investment income due and accrued	(843)	(1,446)	(317)
Other assets	(7,282)	3,661	(5,054)
Other liabilities	4,870	552	(1,988)

Net cash provided by (used in) operating activities	58,332	6,574	(49,959)

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	126,897	86,263	75,515
Mortgage loans on real estate	8,788	12,106	6,073
Other investments	6	24	18
Purchases of investments:
Fixed maturities, available-for-sale	(334,623)	(272,980)	(132,552)
Mortgage loans on real estate	—	(6,097)	(14,000)
Other investments	—	(9)	(6)
Net change in short-term investments	4,990	(17,704)	10,150
Policy loans, net	1,608	(1,281)	480

Net cash used in investing activities	(192,334)	(199,678)	(54,322)

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015
Cash flows from financing activities:
Contract deposits	$236,569	$272,175	$170,174
Contract withdrawals	(108,851)	(78,319)	(62,396)
Change in due to/from parent and affiliates	5,904	(7,061)	4,912
Change in book overdrafts	1,372	—	(905)

Net cash provided by financing activities	134,994	186,795	111,785

Net increase (decrease) in cash and cash equivalents	992	(6,309)	7,504
Cash and cash equivalents, beginning of year	1,820	8,129	625

Cash and cash equivalents, end of year	$2,812	$1,820	$8,129

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for income taxes	$(1,029)	$(4,067)	$2,009

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities, and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of significant accounting policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.

Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

5.

The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

6.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.
•

Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Note 5. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Cash and cash equivalents

Cash and cash equivalents include amounts in demand deposit accounts as well as highly liquid investments that are readily convertible into cash and are not subject to significant risks from fluctuations in interest rates. In evaluating for classification as cash equivalents, the Company requires that individual securities have original maturities of 90 days or less.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of $1,372 and zero are included in other liabilities at December 31, 2017, and 2016, respectively.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance recoverable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustment of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $680,858 and $608,968 at December 31, 2017 and 2016, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $632,976 and $571,194 at December 31, 2017 and 2016, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $113,933 and $115,937 at December 31, 2017 and 2016, respectively. Participating business composed approximately 13% and 14% of the Company’s individual life insurance in-force at December 31, 2017 and 2016, and 36%, 41%, and 46% of individual life insurance premium income for the years ended December 31, 2017, 2016, and 2015, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheets.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income. The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. The new guidance gives companies the option to reclassify from AOCI to retained earnings stranded tax effects resulting from the new federal corporate income tax rate. The Company elected to early adopt this standard and reclassified stranded tax effects of $1,714 in AOCI to retained earnings on the enactment date.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of financial services insurance, leases, financial instruments and guarantees. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts.

The Company’s implementation efforts were primarily focused on customer contracts with fee income earned from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services as well as the evaluation of certain incremental costs to obtain a customer contract. The Company anticipates that the adoption of this standard will primarily impact the Company’s accounting for certain contract costs and costs to fulfill contracts which are currently expensed as incurred. Under the new standard these costs will be deferred and recognized as expenses over the estimated life of the contract. The adoption of this standard will not have a material impact on the Company’s financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for fiscal years beginning after December 15, 2017. Early adoption is permitted for the instrument-specific credit risk provision. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, eliminating certain disclosure requirements related to financial instruments measured at amortized cost and adding disclosures related to the measurement categories of financial assets and financial liabilities, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected the fair value option for financial instruments, and clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The Company anticipates the primary impact to be the requirement for equity investments such as limited partnership interests, that are currently accounted

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

for under the cost method, to be measured at fair value with changes in the fair value recognized in net income. The adoption of this standard will not have a material impact on the Company’s financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments, effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses, rather than incurred losses, and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The Company continues to evaluate the impact of this update on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this standard will not have a material impact on the financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force), effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The adoption of this standard will not have a material impact on the financial statements.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2017	2016
Reinsurance recoverable	$2,777	$3,327

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2017	2016	2015
Premium income	$(4,855)	$(4,686)	$(4,397)
Life and other policy benefits	(6,369)	(3,165)	(4,304)
In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

		Year Ended December 31,			Financial statement
Description	Related party	2017	2016	2015	line
Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$10,406	$9,795	$6,533	Fee income
Provides recordkeeping services.	GWL&A	2,423	2,096	2,145	Fee income
Receives investment advisory services.	GWL&A	(639)	(602)	(603)	Net investment income
Receives corporate support services.	GWL&A and The Canada Life Assurance Company (“CLAC”)(2)	10,623	10,888	7,027	General insurance expenses
Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on cost.	FASCore, LLC (“FASCore”) (1)	—	1,164	4,030	General insurance expenses
Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on market.	FASCore (1)	9,313	6,043	—	General insurance expenses

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWFS Equities, Inc.(1)	On account	On demand	$2,510	$2,359
Lifeco U.S.	On account	On demand	98	520
FASCore (1)	On account	On demand	—	4,222
Other related party receivables	On account	On demand	4	67

Total			$2,612	$7,168

(1) A wholly-owned subsidiary of GWL&A The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
FASCore (1)	On account	On demand	$1,588	$—
GWL&A	On account	On demand	726	1,006
CLAC (2)	On account	On demand	221	—
Advised Assets Group, LLC (1)	On account	On demand	—	185
Other related party payables	On account	On demand	4	—

Total			$2,539	$1,191

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A. The separate account balances in the accompanying balance sheets include GWL&A general account investment contracts of $12,181 and $9,016 at December 31, 2017 and 2016, respectively.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

4. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2017
				Estimated fair	OTTI (gain) loss
	Amortized	Gross unrealized	Gross unrealized	value and	included in
Fixed maturities:	cost	gains	losses	carrying value	AOCI (1)
U.S. government direct obligations and U.S. agencies	$53,700	$704	$744	$53,660	$—
Obligations of U.S. states and their subdivisions	42,579	5,477	—	48,056	—
Corporate debt securities	970,436	19,227	6,295	983,368	(129)
Asset-backed securities	71,806	2,306	324	73,788	(1,069)
Residential mortgage-backed securities	7,680	212	168	7,724	—
Commercial mortgage-backed securities	104,184	1,061	839	104,406	—

Total fixed maturities	$1,250,385	$28,987	$8,370	$1,271,002	$(1,198)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

	December 31, 2016
				Estimated fair	OTTI (gain) loss
	Amortized	Gross unrealized	Gross unrealized	value and	included in
Fixed maturities:	cost	gains	losses	carrying value	AOCI (1)
U.S. government direct obligations and U.S. agencies	$53,709	$1,082	$987	$53,804	$—
Obligations of U.S. states and their subdivisions	40,222	4,197	36	44,383	—
Corporate debt securities	807,304	14,942	10,749	811,497	(189)
Asset-backed securities	49,444	1,475	1,164	49,755	(704)
Residential mortgage-backed securities	12,045	399	262	12,182	—
Commercial mortgage-backed securities	81,055	912	1,137	80,830	—

Total fixed maturities	$1,043,779	$23,007	$14,335	$1,052,451	$(893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2017
	Amortized	Estimated fair
	cost	value
Maturing in one year or less	$31,535	$31,942
Maturing after one year through five years	314,423	317,615
Maturing after five years through ten years	493,397	499,552
Maturing after ten years	198,445	207,751
Mortgage-backed and asset-backed securities	212,585	214,142

Total fixed maturities	$1,250,385	$1,271,002

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2017	2016	2015
Proceeds from sales	$75,707	$45,201	$15,205
Gross realized gains from sales	1,909	1,268	1,029
Gross realized losses from sales	511	39	—

Included in net investment income are unrealized gains (losses) of $445, $(2,061), and $(337) on held for trading fixed maturity investments still held at December 31, 2017, 2016, and 2015, respectively.

Mortgage loans on real estate - The recorded investment of the mortgage loan portfolio categorized as performing was $90,833 and $99,571 as of December 31, 2017, and 2016, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2017	2016	2015
	Commercial	Commercial	Commercial
	mortgages	mortgages	mortgages
Beginning balance	$74	$100	$100
Provision decreases	(54)	(26)	—

Ending balance	$20	$74	$100

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$20	$74	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$90,833	$99,571	$105,603
Individually evaluated for impairment	—	—	3,907
Collectively evaluated for impairment	90,833	99,571	101,695

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2017, and 2016.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$7,938	$134	$18,322	$611	$26,260	$745
Corporate debt securities	216,724	2,222	128,504	4,073	345,228	6,295
Asset-backed securities	21,821	59	10,317	265	32,138	324
Residential mortgage-backed securities	—	—	2,921	168	2,921	168
Commercial mortgage-backed securities	25,895	168	22,795	670	48,690	838
Total fixed maturities	$272,378	$2,583	$182,859	$5,787	$455,237	$8,370

Total number of securities in an unrealized loss position		78		53		131

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$36,405	$987	$—	$—	$36,405	$987
Obligations of U.S. states and their subdivisions	3,213	36	—	—	3,213	36
Corporate debt securities	334,585	9,725	18,526	1,024	353,111	10,749
Asset-backed securities	15,289	497	8,698	667	23,987	1,164
Residential mortgage-backed securities	—	—	3,834	262	3,834	262
Commercial mortgage-backed securities	34,213	1,137	—	—	34,213	1,137
Total fixed maturities	$423,705	$12,382	$31,058	$1,953	$454,763	$14,335

Total number of securities in an unrealized loss position		111		13		124

Fixed maturity investments - Total unrealized losses and OTTI decreased by $5,965 from December 31, 2016, to December 31, 2017. The decrease in unrealized losses was across all asset classes and reflects lower interest rates at December 31, 2017, compared to December 31, 2016, resulting in higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $3,834 from December 31, 2016, to December 31, 2017. Corporate debt securities account for 70%, or $4,073, of the unrealized losses and OTTI greater than twelve months at December 31, 2017. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment (losses) gains is summarized as follows:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$1,748	$1,935	$1,982
Reductions:
Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(137)	(187)	(47)
Ending balance	$1,611	$1,748	$1,935

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2017	2016	2015
Investment income:
Fixed maturity and short-term investments	$44,771	$33,857	$32,191
Mortgage loans on real estate	4,225	4,743	4,902
Policy loans	1,049	1,128	1,069
Other	118	75	348
	50,163	39,803	38,510
Investment expenses	(638)	(602)	(603)
Net investment income	$49,525	$39,201	$37,907

Realized Investment (Losses) Gains

The following table summarizes realized investment (losses) gains:

	Year Ended December 31,
	2017	2016	2015
Realized investment (losses) gains:
Fixed maturity and short-term investments	$(754)	$3,781	$1,536
Mortgage loans on real estate	168	73	103
Other	2	6	6
Realized investment (losses) gains	$(584)	$3,860	$1,645

Included in net investment income and realized investment (losses) gains are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,220, $4,362, and $4,214 for the years ended December 31, 2017, 2016, and 2015, respectively. The amounts of realized investment (losses) gains allocated to the participating fund account were $322, $426, and $417 for the years ended December 31, 2017, 2016, and 2015, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.   Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2017
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$53,660	$—	$53,660
Obligations of U.S. states and their subdivisions	—	48,056	—	48,056
Corporate debt securities	—	983,368	—	983,368
Asset-backed securities	—	73,788	—	73,788
Residential mortgage-backed securities	—	7,724	—	7,724
Commercial mortgage-backed securities	—	104,406	—	104,406

Total fixed maturities available-for-sale	—	1,271,002	—	1,271,002

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	7,026	—	7,026
Corporate debt securities	—	3,156	—	3,156
Commercial mortgage-backed securities	—	1,067	—	1,067

Total fixed maturities held for trading	—	11,249	—	11,249

Short-term investments available-for-sale	26,371	—	—	26,371
Separate account assets(1)	757,731	250	—	761,266

Total assets	$784,102	$1,282,501	$—	$2,069,888

(1) Included in the total fair value amount are $3 million of investments as of December 31, 2017, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$53,804	$—	$53,804
Obligations of U.S. states and their subdivisions	—	44,383	—	44,383
Corporate debt securities	—	811,497	—	811,497
Asset-backed securities	—	49,755	—	49,755
Residential mortgage-backed securities	—	12,182	—	12,182
Commercial mortgage-backed securities	—	80,830	—	80,830

Total fixed maturities available-for-sale	—	1,052,451	—	1,052,451

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	65,119	—	65,119
Corporate debt securities	—	3,194	—	3,194
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held for trading	—	69,393	—	69,393

Short-term investments available-for-sale	31,361	—	—	31,361
Separate account assets(1)	659,837	215	—	664,046

Total assets	$691,198	$1,122,059	$—	$1,817,251

(1) Included in the total fair value amount are $4 million of investments as of December 31, 2016, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers. Included in short-term investments are highly liquid money market securities that are traded in an active market.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2017		December 31, 2016
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$90,813	$93,720	$99,497	$101,592
Policy loans	25,426	25,426	26,010	26,010

Liabilities
Annuity contract benefits without life contingencies	$632,976	$621,896	$571,194	$554,578
Policyholders’ funds	1,737	1,737	2,072	2,072

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2017 and 2016, the reinsurance recoverable had carrying values in the amounts of $8,354 and $4,192, respectively. Included in these amounts are $2,777 and $3,327 at December 31, 2017 and 2016, respectively, associated with reinsurance agreements with related parties. At December 31, 2017 and 2016, 11% and 18%, respectively, of the total reinsurance recoverable was due from GWL&A. In addition, 22% and 62% of the total reinsurance recoverable was due from CLAC at December 31, 2017 and 2016, respectively.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2017:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,301,850	$(1,543,465)	$1,758,385

Premium income:
Life insurance	$23,411	$(8,539)	$14,872

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,262,704	$(1,589,747)	$1,672,957

Premium income:
Life insurance	$22,437	$(8,138)	$14,299

The following tables summarizes total premium income for the year ended December 31, 2015:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$21,111	$(7,352)	$13,759

Reinsurance recoveries for life and other policy benefits were $14,176, $5,301, and $6,840 for the years ended December 31, 2017, 2016, and 2015, respectively.

7. Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2017	2016	2015
Balance, January 1,	$27,396	$20,661	$15,481
Capitalized additions	9,028	8,146	5,106
Amortization and writedowns	(3,155)	(1,607)	(3,499)
Unrealized investment (gains) losses	(3,272)	196	3,573

Balance, December 31,	$29,997	$27,396	$20,661

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

8. Stockholder’s Equity and Dividend Restrictions

The Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at December 31, 2017 and 2016.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2017	2016	2015		2017	2016
Net income (loss)	$3,129	$(1,944)	$5,392	Capital and surplus	$87,514	$86,725

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount at December 31, 2017.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Statutory surplus and net gain from operations at and for the year ended December 31, 2017 were $85,014 and $3,129, respectively. Based on the as filed amounts, the Company may pay an amount up to $8,501 of dividends during the year ended December 31, 2018, without the approval of the New York Superintendent of Financial Services. Prior to any payments of dividends, the Company seeks approval from the Superintendent.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

9. Other Comprehensive Income

The following table presents the accumulated balances for each classification of other comprehensive income (loss) (“OCI”):

	Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	Future policy benefits, DAC and VOBA adjustments	Total
Balance January 1, 2015	$17,816	$(5,162)	$12,654
OCI before reclassifications	(19,301)	5,070	(14,231)
Deferred income tax benefit (expense)	6,755	(1,775)	4,980
AOCI before reclassification, net of tax	(12,546)	3,295	(9,251)
Amounts reclassified from AOCI	(878)	—	(878)
Deferred income tax benefit	307	—	307
Amounts reclassified from AOCI, net of tax	(571)	—	(571)
Balance December 31, 2015	4,699	(1,867)	2,832
OCI before reclassifications	1,163	36	1,199
Deferred income tax expense	(407)	(12)	(419)
AOCI before reclassification, net of tax	756	24	780
Amounts reclassified from AOCI	(1,107)	—	(1,107)
Deferred income tax benefit	387	—	387
Amounts reclassified from AOCI, net of tax	(720)	—	(720)
Balance December 31, 2016	4,735	(1,843)	2,892
OCI before reclassifications	12,467	(3,430)	9,037
Deferred income tax (expense) benefit	(4,363)	1,201	(3,162)
AOCI before reclassification, net of tax	8,104	(2,229)	5,875
Amounts reclassified from AOCI	(1,238)	—	(1,238)
Deferred income tax benefit	433	—	433
Amounts reclassified from AOCI, net of tax	(805)	—	(805)
Impact of tax reform	2,591	$(877)	1,714
Balance December 31, 2017	$14,625	$(4,949)	$9,676

10. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2017	2016	2015
Commissions	$15,832	$14,818	$11,763
Compensation	6,810	7,272	7,263
Other	8,360	7,107	1,918
Total general insurance expenses	$31,002	$29,197	$20,944

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

11. Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$1,401	$1,646	$2,538
Deferred	2,595	303	1,163
Total income tax provision	$3,996	$1,949	$3,701

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Federal tax rate change resulting from tax reform	4.7%	— %	— %
Tax Credits	(0.8)%	(7.1)%	— %
Other, net	(3.1)%	(4.5)%	(2.4)%
Effective income tax rate	35.8%	23.4%	32.6%

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities.

The decrease in the federal corporate income tax rate caused the Company to revalue its deferred tax balances at the new 21% rate, resulting in the recognition of a $526 deferred tax expense and a 4.7% increase to the Company’s 2017 overall effective income tax rate. The impact of tax reform recognized in Accumulated Other Comprehensive Income was $1,714. This balance was transferred to Retained Earnings on the Balance Sheet.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2017		2016
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$1,487	$—	$2,459	$—
Deferred acquisition costs	—	25	—	323
Investment assets	—	4,590	—	2,580
Policyholder dividends	651	—	1,015	—
Deferred director’s fees	227	—	331	—
Earnings on participating business	3,074	—	5,450	—
Tax credits	980	—	850	—
Other	—	36	—	109
Total deferred taxes	$6,419	$4,651	$10,105	$3,012

The deferred tax amounts presented above with respect to investments, future policy benefits, and deferred acquisition costs include $2,572 and $1,557, related to amounts recognized through OCI at December 31, 2017 and 2016, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2013 and prior. Tax years 2014 through 2016 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company generated $136 of foreign tax credit carry forwards during the year ended December 31, 2017. During the years ended December 31, 2010 through December 31, 2016, the Company generated credit carryforwards of $843. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. The credit will begin to expire in 2020.

Included in due from affiliates is $98 and $520 of income taxes receivable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries at December 31, 2017 and 2016, respectively.

12. Commitments and Contingencies

Commitments

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2017 and 2016, were zero and $13,000, respectively, all of which is due within one year from the dates indicated.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations or cash flows.

13. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 29, 2018, the date on which the Company’s financial statements were issued. No subsequent events have occurred requiring recognition or disclosure in the Company’s financial statements.

Variable Annuity-2 Series

Account of Great-West Life

& Annuity Insurance

Company of New York

Annual Statement for the Year Ended

December 31, 2017 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$135,845	$95,747	$59,935	$137,891	$202,554	$80,372
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	135,845	95,747	59,935	137,891	202,554	80,372

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	16	11	7	16	20	7

Total liabilities	16	11	7	16	20	7

NET ASSETS	$135,829	$95,736	$59,928	$137,875	$202,534	$80,365

NET ASSETS REPRESENTED BY:
Accumulation units	$135,829	$95,736	$59,928	$137,875	$202,534	$80,365
Contracts in payout phase

NET ASSETS	$135,829	$95,736	$59,928	$137,875	$202,534	$80,365

ACCUMULATION UNITS OUTSTANDING	1,070	757	667	2,452	17,013	6,684

UNIT VALUE (ACCUMULATION)	$126.94	$126.47	$89.85	$56.23	$11.90	$12.02

(1) Cost of investments:	$78,701	$71,703	$46,574	$128,731	$208,959	$77,800
Shares of investments:	1,644	1,554	2,397	5,710	21,254	5,953

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND
ASSETS:
Investments at fair value (1)	$55,968	$192,054	$263,907	$15,729	$462,262	$59,466
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	55,968	192,054	263,907	15,729	462,262	59,466

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	3	18	26	2	28	6

Total liabilities	3	18	26	2	28	6

NET ASSETS	$55,965	$192,036	$263,881	$15,727	$462,234	$59,460

NET ASSETS REPRESENTED BY:
Accumulation units	$55,965	$192,036	$263,881	$15,727	$462,234	$59,460
Contracts in payout phase

NET ASSETS	$55,965	$192,036	$263,881	$15,727	$462,234	$59,460

ACCUMULATION UNITS OUTSTANDING	5,388	14,334	21,783	1,382	38,542	4,572

UNIT VALUE (ACCUMULATION)	$10.39	$13.40	$12.11	$11.38	$11.99	$13.01

(1) Cost of investments:	$55,812	$179,326	$251,649	$15,672	$418,686	$54,918
Shares of investments:	5,482	8,438	23,521	1,008	21,581	2,380

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	DELAWARE VIP EMERGING MARKETS SERIES
ASSETS:
Investments at fair value (1)	$712,273	$309,522	$27,281	$81,893	$387,006	$109,070
Investment income due and accrued		1,270
Receivable for investments sold
Purchase payments receivable

Total assets	712,273	310,792	27,281	81,893	387,006	109,070

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	62	24	3	6	44	10

Total liabilities	62	24	3	6	44	10

NET ASSETS	$712,211	$310,768	$27,278	$81,887	$386,962	$109,060

NET ASSETS REPRESENTED BY:
Accumulation units	$712,211	$310,768	$27,278	$81,887	$386,962	$109,060
Contracts in payout phase

NET ASSETS	$712,211	$310,768	$27,278	$81,887	$386,962	$109,060

ACCUMULATION UNITS OUTSTANDING	64,538	28,020	2,398	6,786	15,116	8,039

UNIT VALUE (ACCUMULATION)	$11.04	$11.09	$11.38	$12.07	$25.60	$13.57

(1) Cost of investments:	$647,103	$302,248	$27,550	$75,889	$368,127	$93,883
Shares of investments:	47,997	41,941	1,110	3,281	17,950	4,368

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
ASSETS:
Investments at fair value (1)	$15,664	$122,546	$202,542	$94,234	$80,190	$6,318
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	15,664	122,546	202,542	94,234	80,190	6,318

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	1	12	20	8	6	2

Total liabilities	1	12	20	8	6	2

NET ASSETS	$15,663	$122,534	$202,522	$94,226	$80,184	$6,316

NET ASSETS REPRESENTED BY:
Accumulation units	$15,663	$122,534	$202,522	$94,226	$80,184	$6,316
Contracts in payout phase

NET ASSETS	$15,663	$122,534	$202,522	$94,226	$80,184	$6,316

ACCUMULATION UNITS OUTSTANDING	1,253	11,179	15,489	6,862	4,605	108

UNIT VALUE (ACCUMULATION)	$12.50	$10.96	$14.39	$13.73	$17.41	$58.48

(1) Cost of investments:	$14,808	$137,607	$191,047	$84,007	$58,213	$4,863
Shares of investments:	1,172	9,104	4,763	3,065	3,525	157

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO
ASSETS:
Investments at fair value (1)	$54,522	$250,821	$86,707	$169,775	$173,638	$6,624
Investment income due and accrued	96	718
Receivable for investments sold
Purchase payments receivable

Total assets	54,618	251,539	86,707	169,775	173,638	6,624

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	6	24	9	19	17	2

Total liabilities	6	24	9	19	17	2

NET ASSETS	$54,612	$251,515	$86,698	$169,756	$173,621	$6,622

NET ASSETS REPRESENTED BY:
Accumulation units	$54,612	$251,515	$86,698	$169,756	$173,621	$6,622
Contracts in payout phase

NET ASSETS	$54,612	$251,515	$86,698	$169,756	$173,621	$6,622

ACCUMULATION UNITS OUTSTANDING	860	23,615	8,495	3,127	16,069	79

UNIT VALUE (ACCUMULATION)	$63.50	$10.65	$10.21	$54.29	$10.80	$83.82

(1) Cost of investments:	$37,301	$250,113	$86,393	$164,006	$173,367	$4,678
Shares of investments:	1,666	27,057	12,789	11,147	9,473	175

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$30,959	$16,696	$14,512	$59,392	$118,211	$32,308
Investment income due and accrued	24
Receivable for investments sold
Purchase payments receivable

Total assets	30,983	16,696	14,512	59,392	118,211	32,308

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	4	2	2	6	14	3

Total liabilities	4	2	2	6	14	3

NET ASSETS	$30,979	$16,694	$14,510	$59,386	$118,197	$32,305

NET ASSETS REPRESENTED BY:
Accumulation units	$30,979	$16,694	$14,510	$59,386	$118,197	$32,305
Contracts in payout phase

NET ASSETS	$30,979	$16,694	$14,510	$59,386	$118,197	$32,305

ACCUMULATION UNITS OUTSTANDING	2,143	364	107	994	326	2,760

UNIT VALUE (ACCUMULATION)	$14.46	$45.86	$135.61	$59.74	$362.57	$11.70

(1) Cost of investments:	$30,959	$8,746	$8,846	$63,665	$59,216	$30,453
Shares of investments:	30,959	463	196	10,898	436	1,872

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
ASSETS:
Investments at fair value (1)	$12,295	$73,279	$8,182	$640,610	$44,430	$5,288
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	12,295	73,279	8,182	640,610	44,430	5,288

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	1	8	1	63	3	1

Total liabilities	1	8	1	63	3	1

NET ASSETS	$12,294	$73,271	$8,181	$640,547	$44,427	$5,287

NET ASSETS REPRESENTED BY:
Accumulation units	$12,294	$73,271	$8,181	$640,547	$44,427	$5,287
Contracts in payout phase

NET ASSETS	$12,294	$73,271	$8,181	$640,547	$44,427	$5,287

ACCUMULATION UNITS OUTSTANDING	373	1,756	756	56,680	4,552	401

UNIT VALUE (ACCUMULATION)	$32.96	$41.73	$10.82	$11.30	$9.76	$13.18

(1) Cost of investments:	$12,173	$61,155	$8,228	$621,040	$45,184	$5,590
Shares of investments:	961	3,204	596	38,754	4,747	271

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND
ASSETS:
Investments at fair value (1)	$76,192	$42,250	$188,013	$588,214	$757,668	$101,287
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	76,192	42,250	188,013	588,214	757,668	101,287

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	8	4	3,682	57	62	3

Total liabilities	8	4	3,682	57	62	3

NET ASSETS	$76,184	$42,246	$184,331	$588,157	$757,606	$101,284

NET ASSETS REPRESENTED BY:
Accumulation units	$76,184	$42,246	$171,378	$588,157	$757,606	$101,284
Contracts in payout phase			12,953

NET ASSETS	$76,184	$42,246	$184,331	$588,157	$757,606	$101,284

ACCUMULATION UNITS OUTSTANDING	6,809	3,570	16,642	56,962	73,160	8,973

UNIT VALUE (ACCUMULATION)	$11.19	$11.83	$10.30	$10.33	$10.36	$11.29

(1) Cost of investments:	$78,192	$37,562	$187,169	$592,120	$762,863	$99,268
Shares of investments:	10,568	24,422	13,614	62,179	92,511	9,440

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND
ASSETS:
Investments at fair value (1)	$133,382	$3,570,000	$583,558	$146,957	$184,579	$333,346
Investment income due and accrued		177
Receivable for investments sold
Purchase payments receivable		930,000

Total assets	133,382	4,500,177	583,558	146,957	184,579	333,346

LIABILITIES:
Redemptions payable		4,400
Payable for investments purchased		925,600
Due to Great-West Life & Annuity Insurance Company of New York	13	98	38	14	18	33

Total liabilities	13	930,098	38	14	18	33

NET ASSETS	$133,369	$3,570,079	$583,520	$146,943	$184,561	$333,313

NET ASSETS REPRESENTED BY:
Accumulation units	$133,369	$3,570,079	$583,520	$146,943	$184,561	$333,313
Contracts in payout phase

NET ASSETS	$133,369	$3,570,079	$583,520	$146,943	$184,561	$333,313

ACCUMULATION UNITS OUTSTANDING	10,356	361,330	45,145	12,592	15,973	28,405

UNIT VALUE (ACCUMULATION)	$12.88	$9.88	$12.93	$11.67	$11.55	$11.73

(1) Cost of investments:	$133,793	$3,570,000	$521,650	$151,359	$187,656	$330,858
Shares of investments:	10,332	3,570,000	48,109	13,098	16,599	22,105

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$206,635	$194,102	$10,956	$619,690	$237,831	$19,186
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	206,635	194,102	10,956	619,690	237,831	19,186

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	20	4	1	44	22	2

Total liabilities	20	4	1	44	22	2

NET ASSETS	$206,615	$194,098	$10,955	$619,646	$237,809	$19,184

NET ASSETS REPRESENTED BY:
Accumulation units	$206,615	$194,098	$10,955	$619,646	$237,809	$19,184
Contracts in payout phase

NET ASSETS	$206,615	$194,098	$10,955	$619,646	$237,809	$19,184

ACCUMULATION UNITS OUTSTANDING	17,099	15,562	873	52,608	18,634	1,727

UNIT VALUE (ACCUMULATION)	$12.08	$12.47	$12.55	$11.78	$12.76	$11.11

(1) Cost of investments:	$209,568	$177,829	$11,164	$609,138	$221,093	$17,110
Shares of investments:	17,798	12,720	938	46,177	8,521	1,492

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
ASSETS:
Investments at fair value (1)	$307,752	$2,516,493	$4,205,413	$1,185,300	$659,418	$326,808
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		50,000

Total assets	307,752	2,566,493	4,205,413	1,185,300	659,418	326,808

LIABILITIES:
Redemptions payable
Payable for investments purchased		50,000
Due to Great-West Life & Annuity Insurance Company of New York	26	244	384	47	65	32

Total liabilities	26	50,244	384	47	65	32

NET ASSETS	$307,726	$2,516,249	$4,205,029	$1,185,253	$659,353	$326,776

NET ASSETS REPRESENTED BY:
Accumulation units	$307,726	$2,516,249	$4,205,029	$1,185,253	$659,353	$326,776
Contracts in payout phase

NET ASSETS	$307,726	$2,516,249	$4,205,029	$1,185,253	$659,353	$326,776

ACCUMULATION UNITS OUTSTANDING	23,603	235,522	392,414	108,604	62,833	31,059

UNIT VALUE (ACCUMULATION)	$13.04	$10.68	$10.72	$10.91	$10.49	$10.52

(1) Cost of investments:	$272,039	$2,532,786	$4,249,525	$1,183,429	$660,365	$325,645
Shares of investments:	21,612	234,092	574,510	141,107	66,878	36,720

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND	GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND
ASSETS:
Investments at fair value (1)	$116,235	$20,029	$305,910	$448,075	$274,237	$5,721,422
Investment income due and accrued
Receivable for investments sold						930,000
Purchase payments receivable			1,496

Total assets	116,235	20,029	307,406	448,075	274,237	6,651,422

LIABILITIES:
Redemptions payable						930,000
Payable for investments purchased			1,496
Due to Great-West Life & Annuity Insurance Company of New York	11	2	28	41	24	4,973

Total liabilities	11	2	1,524	41	24	934,973

NET ASSETS	$116,224	$20,027	$305,882	$448,034	$274,213	$5,716,449

NET ASSETS REPRESENTED BY:
Accumulation units	$116,224	$20,027	$305,882	$448,034	$274,213	$5,700,088
Contracts in payout phase						16,361

NET ASSETS	$116,224	$20,027	$305,882	$448,034	$274,213	$5,716,449

ACCUMULATION UNITS OUTSTANDING	8,813	1,512	24,323	39,406	24,211	390,895

UNIT VALUE (ACCUMULATION)	$13.19	$13.25	$12.58	$11.37	$11.33	$14.58

(1) Cost of investments:	$113,806	$17,920	$297,009	$450,452	$291,396	$5,103,784
Shares of investments:	11,252	1,728	19,851	55,114	23,479	254,738

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND
ASSETS:
Investments at fair value (1)	$1,840,714	$1,611,767	$12,754,729	$1,049,390	$407,555	$70,574
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	1,452		50,000		1,452

Total assets	1,842,166	1,611,767	12,804,729	1,049,390	409,007	70,574

LIABILITIES:
Redemptions payable
Payable for investments purchased	1,452		50,000		1,452
Due to Great-West Life & Annuity Insurance Company of New York	131	113	1,241	38	21	7

Total liabilities	1,583	113	51,241	38	1,473	7

NET ASSETS	$1,840,583	$1,611,654	$12,753,488	$1,049,352	$407,534	$70,567

NET ASSETS REPRESENTED BY:
Accumulation units	$1,840,583	$1,611,654	$12,753,488	$1,049,352	$407,534	$70,567
Contracts in payout phase

NET ASSETS	$1,840,583	$1,611,654	$12,753,488	$1,049,352	$407,534	$70,567

ACCUMULATION UNITS OUTSTANDING	135,946	107,107	1,095,441	98,930	23,462	7,285

UNIT VALUE (ACCUMULATION)	$13.54	$15.05	$11.64	$10.61	$17.37	$9.69

(1) Cost of investments:	$1,696,933	$1,527,890	$11,969,907	$1,049,400	$372,282	$69,148
Shares of investments:	109,501	119,214	1,047,186	101,685	15,633	8,462

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND
ASSETS:
Investments at fair value (1)	$582,441	$24,896	$616,228	$162,885	$10,269	$118,040
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	582,441	24,896	616,228	162,885	10,269	118,040

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	19	2	25	6	1	12

Total liabilities	19	2	25	6	1	12

NET ASSETS	$582,422	$24,894	$616,203	$162,879	$10,268	$118,028

NET ASSETS REPRESENTED BY:
Accumulation units	$582,422	$24,894	$616,203	$162,879	$10,268	$118,028
Contracts in payout phase

NET ASSETS	$582,422	$24,894	$616,203	$162,879	$10,268	$118,028

ACCUMULATION UNITS OUTSTANDING	54,727	2,288	38,181	11,586	940	11,472

UNIT VALUE (ACCUMULATION)	$10.64	$10.88	$16.14	$14.06	$10.92	$10.29

(1) Cost of investments:	$583,193	$23,378	$585,805	$142,783	$9,663	$116,901
Shares of investments:	48,740	1,477	27,195	4,142	539	20,113

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$3,043,657	$166,971	$180,119	$64,550	$25,392	$14,437
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	3,043,657	166,971	180,119	64,550	25,392	14,437

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	4,541	14	16	7	1	1

Total liabilities	4,541	14	16	7	1	1

NET ASSETS	$3,039,116	$166,957	$180,103	$64,543	$25,391	$14,436

NET ASSETS REPRESENTED BY:
Accumulation units	$3,023,861	$166,957	$180,103	$64,543	$25,391	$14,436
Contracts in payout phase	15,255

NET ASSETS	$3,039,116	$166,957	$180,103	$64,543	$25,391	$14,436

ACCUMULATION UNITS OUTSTANDING	244,717	12,427	17,491	2,962	1,969	1,154

UNIT VALUE (ACCUMULATION)	$12.36	$13.44	$10.30	$21.79	$12.90	$12.51

(1) Cost of investments:	$2,847,261	$159,036	$183,872	$74,958	$21,908	$12,302
Shares of investments:	82,061	2,504	14,149	2,018	901	268

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
ASSETS:
Investments at fair value (1)	$850,397	$28,065	$16,700	$5,853	$132,266	$49,144
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	850,397	28,065	16,700	5,853	132,266	49,144

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	52	3		1	13	4

Total liabilities	52	3	0	1	13	4

NET ASSETS	$850,345	$28,062	$16,700	$5,852	$132,253	$49,140

NET ASSETS REPRESENTED BY:
Accumulation units	$850,345	$28,062	$16,700	$5,852	$132,253	$49,140
Contracts in payout phase

NET ASSETS	$850,345	$28,062	$16,700	$5,852	$132,253	$49,140

ACCUMULATION UNITS OUTSTANDING	56,681	2,560	817	437	11,197	5,999

UNIT VALUE (ACCUMULATION)	$15.00	$10.96	$20.44	$13.39	$11.81	$8.19

(1) Cost of investments:	$764,648	$26,718	$14,667	$4,373	$126,544	$52,390
Shares of investments:	49,702	2,139	650	434	5,203	6,788

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT EQUITY INCOME FUND
ASSETS:
Investments at fair value (1)	$42,666	$306,729	$399,984	$15,825	$14,727	$65,538
Investment income due and accrued	80	272	600
Receivable for investments sold
Purchase payments receivable

Total assets	42,746	307,001	400,584	15,825	14,727	65,538

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	4	11	19	2	1	6

Total liabilities	4	11	19	2	1	6

NET ASSETS	$42,742	$306,990	$400,565	$15,823	$14,726	$65,532

NET ASSETS REPRESENTED BY:
Accumulation units	$42,742	$306,990	$400,565	$15,823	$14,726	$65,532
Contracts in payout phase

NET ASSETS	$42,742	$306,990	$400,565	$15,823	$14,726	$65,532

ACCUMULATION UNITS OUTSTANDING	4,247	29,034	35,067	1,608	1,318	5,807

UNIT VALUE (ACCUMULATION)	$10.06	$10.57	$11.42	$9.84	$11.17	$11.29

(1) Cost of investments:	$42,179	$318,264	$407,530	$15,808	$14,434	$57,893
Shares of investments:	3,483	29,954	36,562	1,662	806	2,456

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INVESTORS FUND
ASSETS:
Investments at fair value (1)	$4,402	$365,834	$52,460	$61,791	$10,373	$51,526
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	4,402	365,834	52,460	61,791	10,373	51,526

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York		36	5	3	1	5

Total liabilities	0	36	5	3	1	5

NET ASSETS	$4,402	$365,798	$52,455	$61,788	$10,372	$51,521

NET ASSETS REPRESENTED BY:
Accumulation units	$4,402	$365,798	$52,455	$61,788	$10,372	$51,521
Contracts in payout phase

NET ASSETS	$4,402	$365,798	$52,455	$61,788	$10,372	$51,521

ACCUMULATION UNITS OUTSTANDING	382	28,128	5,121	5,583	881	4,096

UNIT VALUE (ACCUMULATION)	$11.52	$13.00	$10.24	$11.07	$11.77	$12.58

(1) Cost of investments:	$3,906	$346,634	$53,009	$56,612	$8,368	$42,907
Shares of investments:	227	36,693	4,765	4,052	443	2,515

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND
ASSETS:
Investments at fair value (1)	$96,957	$1,229,435	$400,282	$190,116
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	96,957	1,229,435	400,282	190,116

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	10	77	33	19

Total liabilities	10	77	33	19

NET ASSETS	$96,947	$1,229,358	$400,249	$190,097

NET ASSETS REPRESENTED BY:
Accumulation units	$96,947	$1,229,358	$400,249	$190,097
Contracts in payout phase

NET ASSETS	$96,947	$1,229,358	$400,249	$190,097

ACCUMULATION UNITS OUTSTANDING	7,903	84,282	28,647	19,840

UNIT VALUE (ACCUMULATION)	$12.27	$14.59	$13.97	$9.58

(1) Cost of investments:	$93,529	$1,041,857	$356,937	$190,944
Shares of investments:	5,985	40,723	9,828	8,313

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$207	$		$		$		$3,838	$1,719

EXPENSES:
Mortality and expense risk	1,533		1,098		675		1,542	2,229	304
Administrative charges	184		132		81		165

Total expenses	1,717		1,230		756		1,707	2,229	304

NET INVESTMENT INCOME (LOSS)	(1,510)		(1,230)		(756)		(1,707)	1,609	1,415

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	990		462		152		7	(978)	50
Realized gain distributions	8,050		8,563		1,321

Net realized gain (loss) on investments	9,040		9,025		1,473		7	(978)	50

Change in net unrealized appreciation (depreciation) on investments	23,223		12,365		12,404		30,994	(8,542)	2,526

Net realized and unrealized gain (loss) on investments	32,263		21,390		13,877		31,001	(9,520)	2,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,753		$20,160		$13,121		$29,294	$(7,911)	$3,991

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND
				(1)
INVESTMENT INCOME:
Dividends	$1,142	$2,468	$4,089	$286	$5,383	$303

EXPENSES:
Mortality and expense risk	284	1,758	2,780	32	1,895	283
Administrative charges

Total expenses	284	1,758	2,780	32	1,895	283

NET INVESTMENT INCOME (LOSS)	858	710	1,309	254	3,488	20

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(246)	1,403	6,353	1	2,956	(143)
Realized gain distributions		3,210			3,883

Net realized gain (loss) on investments	(246)	4,613	6,353	1	6,839	(143)

Change in net unrealized appreciation (depreciation) on investments	566	10,299	6,596	57	43,810	4,932

Net realized and unrealized gain (loss) on investments	320	14,912	12,949	58	50,649	4,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,178	$15,622	$14,258	$312	$54,137	$4,809

	(1) For the period September 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		DELAWARE VIP EMERGING MARKETS SERIES
			(1)
INVESTMENT INCOME:
Dividends	$8,442	$11,853	$31	$		$		$815

EXPENSES:
Mortality and expense risk	6,128	2,073	39		284		4,434	1,430
Administrative charges							423

Total expenses	6,128	2,073	39		284		4,857	1,430

NET INVESTMENT INCOME (LOSS)	2,314	9,780	(8)		(284)		(4,857)	(615)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	485	1,252			330		1,035	105,512
Realized gain distributions	8,180		985		1,606		91,825

Net realized gain (loss) on investments	8,665	1,252	985		1,936		92,860	105,512

Change in net unrealized appreciation (depreciation) on investments	58,232	2,314	(269)		5,916		9,673	(8,622)

Net realized and unrealized gain (loss) on investments	66,897	3,566	716		7,852		102,533	96,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,211	$13,346	$708		$7,568		$97,676	$96,275

	(1) For the period November 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE GLOBAL SMALL CAP VIP		DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
							(1)
INVESTMENT INCOME:
Dividends	$		$1,588	$820	$662	$		$

EXPENSES:
Mortality and expense risk		25	1,386	1,661	868				609
Administrative charges

Total expenses		25	1,386	1,661	868		0		609

NET INVESTMENT INCOME (LOSS)		(25)	202	(841)	(206)		0		(609)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		175	(2,227)	1,286	4,248		(1)		108
Realized gain distributions			16,073	4,369	10,878		1		3,413

Net realized gain (loss) on investments		175	13,846	5,655	15,126		0		3,521

Change in net unrealized appreciation (depreciation) on investments		740	(14,126)	10,258	9,086		1		20,458

Net realized and unrealized gain (loss) on investments		915	(280)	15,913	24,212		1		23,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$890	$(78)	$15,072	$24,006		$1		$23,370

		(1) For the period January 1, 2017 to November 30, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II		FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO
					(1)		(2)
INVESTMENT INCOME:
Dividends	$67	$374	$6,577	$		$3,066	$484

EXPENSES:
Mortality and expense risk	74	625	2,339		171	2,019	182
Administrative charges	9	75				30

Total expenses	83	700	2,339		171	2,049	182

NET INVESTMENT INCOME (LOSS)	(16)	(326)	4,238		(171)	1,017	302

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	53	358	104		2	50	17
Realized gain distributions	385	2,160				17,757	522

Net realized gain (loss) on investments	438	2,518	104		2	17,807	539

Change in net unrealized appreciation (depreciation) on investments	339	6,174	(223)		314	387	271

Net realized and unrealized gain (loss) on investments	777	8,692	(119)		316	18,194	810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$761	$8,366	$4,119		$145	$19,211	$1,112

	(1) For the period July 5, 2017 to December 31, 2017.
	(2) For the period October 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO
INVESTMENT INCOME:
Dividends	$62	$210	$47	$30	$3,131	$1,970

EXPENSES:
Mortality and expense risk	76	389	189	167	729	1,346
Administrative charges	9	47	23	20	87	161

Total expenses	85	436	212	187	816	1,507

NET INVESTMENT INCOME (LOSS)	(23)	(226)	(165)	(157)	2,315	463

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	25		655	654	(214)	1,060
Realized gain distributions	320		1,978	977		338

Net realized gain (loss) on investments	345	0	2,633	1,631	(214)	1,398

Change in net unrealized appreciation (depreciation) on investments	791		1,739	2,299	973	17,875

Net realized and unrealized gain (loss) on investments	1,136	0	4,372	3,930	759	19,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,113	$(226)	$4,207	$3,773	$3,074	$19,736

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO
	(1)			(2)
INVESTMENT INCOME:
Dividends	$85	$294	$968	$61	$12,270	$870

EXPENSES:
Mortality and expense risk	78	152	828	28	3,000	303
Administrative charges		18	99

Total expenses	78	170	927	28	3,000	303

NET INVESTMENT INCOME (LOSS)	7	124	41	33	9,270	567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10	2	49	1	37,520	(6)
Realized gain distributions		54	63	318

Net realized gain (loss) on investments	10	56	112	319	37,520	(6)

Change in net unrealized appreciation (depreciation) on investments	1,855	152	16,089	(46)	(15,772)	1,250

Net realized and unrealized gain (loss) on investments	1,865	208	16,201	273	21,748	1,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,872	$332	$16,242	$306	$31,018	$1,811

	(1) For the period May 30, 2017 to December 31, 2017.
	(2) For the period July 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
	(1)	(2)			(3)	(4)
INVESTMENT INCOME:
Dividends	$58	$1,018	$943	$1,164	$5,700	$11,658

EXPENSES:
Mortality and expense risk	18	127	471	1,176	1,745	3,296
Administrative charges

Total expenses	18	127	471	1,176	1,745	3,296

NET INVESTMENT INCOME (LOSS)	40	891	472	(12)	3,955	8,362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	43	5	62	354	44	808
Realized gain distributions	535	3,400	3,029		7,139	13,995

Net realized gain (loss) on investments	578	3,405	3,091	354	7,183	14,803

Change in net unrealized appreciation (depreciation) on investments	(302)	(2,000)	1,490	2,214	(3,906)	(5,195)

Net realized and unrealized gain (loss) on investments	276	1,405	4,581	2,568	3,277	9,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$316	$2,296	$5,053	$2,556	$7,232	$17,970

	(1) For the period September 18, 2017 to December 31, 2017.
	(2) For the period September 19, 2017 to December 31, 2017.
	(3) For the period May 30, 2017 to December 31, 2017.
	(4) For the period July 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST CORE BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND
	(1)
INVESTMENT INCOME:
Dividends	$6,767	$1,848	$10,010	$8,985	$11,131	$298

EXPENSES:
Mortality and expense risk	1,697	405	1,027	11,319	3,853	1,223
Administrative charges

Total expenses	1,697	405	1,027	11,319	3,853	1,223

NET INVESTMENT INCOME (LOSS)	5,070	1,443	8,983	(2,334)	7,278	(925)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,299	(19)	273		14,051	1,111
Realized gain distributions	4,900		4,978		3,839	12,855

Net realized gain (loss) on investments	9,199	(19)	5,251	0	17,890	13,966

Change in net unrealized appreciation (depreciation) on investments	3,244	1,734	(1,219)		82,181	(5,717)

Net realized and unrealized gain (loss) on investments	12,443	1,715	4,032	0	100,071	8,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,513	$3,158	$13,015	$(2,334)	$107,349	$7,324

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LOOMIS SAYLES BOND FUND
	(1)		(2)		(3)
INVESTMENT INCOME:
Dividends	$4,120	$4,399	$4,832	$3,233	$297	$8,708

EXPENSES:
Mortality and expense risk	133	1,499	173	448	14	3,635
Administrative charges

Total expenses	133	1,499	173	448	14	3,635

NET INVESTMENT INCOME (LOSS)	3,987	2,900	4,659	2,785	283	5,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1	98	5	29		413
Realized gain distributions	665	9,021	918	8,747	161

Net realized gain (loss) on investments	666	9,119	923	8,776	161	413

Change in net unrealized appreciation (depreciation) on investments	(3,077)	2,592	(2,933)	18,143	(208)	16,969

Net realized and unrealized gain (loss) on investments	(2,411)	11,711	(2,010)	26,919	(47)	17,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,576	$14,611	$2,649	$29,704	$236	$22,455

	(1) For the period December 8, 2017 to December 31, 2017.
	(2) For the period September 19, 2017 to December 31, 2017.
	(3) For the period November 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATE PROFILE I FUND
		(1)		(2)	(3)	(4)
INVESTMENT INCOME:
Dividends	$167	$178	$2,785	$19,377	$80,212	$24,218

EXPENSES:
Mortality and expense risk	2,472	159	2,476	5,624	20,571	18,795
Administrative charges

Total expenses	2,472	159	2,476	5,624	20,571	18,795

NET INVESTMENT INCOME (LOSS)	(2,305)	19	309	13,753	59,641	5,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,190	20	2,633	372	1,271	82,722
Realized gain distributions	15,474	519	8,261	52,884	168,523	78,414

Net realized gain (loss) on investments	18,664	539	10,894	53,256	169,794	161,136

Change in net unrealized appreciation (depreciation) on investments	1,891	2,076	41,667	(16,293)	(44,112)	42,103

Net realized and unrealized gain (loss) on investments	20,555	2,615	52,561	36,963	125,682	203,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,250	$2,634	$52,870	$50,716	$185,323	$208,662

	(1) For the period March 8, 2017 to December 31, 2017.
	(2) For the period May 15, 2017 to December 31, 2017.
	(3) For the period May 26, 2017 to December 31, 2017.
	(4) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND
	(1)	(2)	(3)	(4)	(2)
INVESTMENT INCOME:
Dividends	$23,533	$5,998	$9,028	$5,986	$3,008	$725

EXPENSES:
Mortality and expense risk	2,042	1,255	2,393	1,931	1,320	473
Administrative charges

Total expenses	2,042	1,255	2,393	1,931	1,320	473

NET INVESTMENT INCOME (LOSS)	21,491	4,743	6,635	4,055	1,688	252

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	42	(17,563)	92	85	9,034	495
Realized gain distributions	33,067	12,799	9,422	6,925	1,422	5,640

Net realized gain (loss) on investments	33,109	(4,764)	9,514	7,010	10,456	6,135

Change in net unrealized appreciation (depreciation) on investments	1,871	36,352	(947)	1,163	(2,022)	3,202

Net realized and unrealized gain (loss) on investments	34,980	31,588	8,567	8,173	8,434	9,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,471	$36,331	$15,202	$12,228	$10,122	$9,589

	(1) For the period July 11, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.
	(3) For the period May 30, 2017 to December 31, 2017.
	(4) For the period May 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND
INVESTMENT INCOME:
Dividends	$		$931	$25,516	$2,222	$38,870	$8,773

EXPENSES:
Mortality and expense risk		191	1,653	3,567	2,377	26,007	10,789
Administrative charges

Total expenses		191	1,653	3,567	2,377	26,007	10,789

NET INVESTMENT INCOME (LOSS)		(191)	(722)	21,949	(155)	12,863	(2,016)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		610	7,906	5,552	(361)	140,115	6,444
Realized gain distributions		908	14,904		8,916	117,577	83,880

Net realized gain (loss) on investments		1,518	22,810	5,552	8,555	257,692	90,324

Change in net unrealized appreciation (depreciation) on investments		1,650	6,135	(7,967)	(4,191)	481,419	97,986

Net realized and unrealized gain (loss) on investments		3,168	28,945	(2,415)	4,364	739,111	188,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$2,977	$28,223	$19,534	$4,209	$751,974	$186,294

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND
				(1)
INVESTMENT INCOME:
Dividends	$23,567	$228,109	$8,621	$5,603	$1,014	$992

EXPENSES:
Mortality and expense risk	9,794	125,516	2,976	1,167	1,556	725
Administrative charges

Total expenses	9,794	125,516	2,976	1,167	1,556	725

NET INVESTMENT INCOME (LOSS)	13,773	102,593	5,645	4,436	(542)	267

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10,014	27,488	92	(3,108)	2,801	34
Realized gain distributions	122,070	273,652		36,313	19,695	97

Net realized gain (loss) on investments	132,084	301,140	92	33,205	22,496	131

Change in net unrealized appreciation (depreciation) on investments	15,115	715,673	1,240	6,384	38,564	(177)

Net realized and unrealized gain (loss) on investments	147,199	1,016,813	1,332	39,589	61,060	(46)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$160,972	$1,119,406	$6,977	$44,025	$60,518	$221

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND
						(1)
INVESTMENT INCOME:
Dividends	$5,849	$745	$7,430	$1,842	$		$873

EXPENSES:
Mortality and expense risk	1,584	305	1,907	565		83	854
Administrative charges

Total expenses	1,584	305	1,907	565		83	854

NET INVESTMENT INCOME (LOSS)	4,265	440	5,523	1,277		(83)	19

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	95	364	1,096	68		3	(3,875)
Realized gain distributions		406	23,907			455

Net realized gain (loss) on investments	95	770	25,003	68		458	(3,875)

Change in net unrealized appreciation (depreciation) on investments	1,322	1,876	29,646	24,931		606	(4,442)

Net realized and unrealized gain (loss) on investments	1,417	2,646	54,649	24,999		1,064	(8,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,682	$3,086	$60,172	$26,276		$981	$(8,298)

	(1) For the period April 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$24,830	$772	$4,122	$977	$		$172

EXPENSES:
Mortality and expense risk	11,424	875	1,809	732		135	158
Administrative charges				88

Total expenses	11,424	875	1,809	820		135	158

NET INVESTMENT INCOME (LOSS)	13,406	(103)	2,313	157		(135)	14

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,887	15,071	(57)	(297)		1	12
Realized gain distributions	3,037	8,978					285

Net realized gain (loss) on investments	7,924	24,049	(57)	(297)		1	297

Change in net unrealized appreciation (depreciation) on investments	196,291	7,838	834	14,768		5,841	1,996

Net realized and unrealized gain (loss) on investments	204,215	31,887	777	14,471		5,842	2,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,621	$31,784	$3,090	$14,628		$5,707	$2,307

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
				(1)
INVESTMENT INCOME:
Dividends	$		$		$54	$50	$541	$3,524

EXPENSES:
Mortality and expense risk		3,254		42	39	72	961	305
Administrative charges

Total expenses		3,254		42	39	72	961	305

NET INVESTMENT INCOME (LOSS)		(3,254)		(42)	15	(22)	(420)	3,219

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		132,152		1	4	23	6,242	(145)
Realized gain distributions		13,497			585		4,516

Net realized gain (loss) on investments		145,649		1	589	23	10,758	(145)

Change in net unrealized appreciation (depreciation) on investments		74,747		1,347	1,921	1,659	(563)	(1,945)

Net realized and unrealized gain (loss) on investments		220,396		1,348	2,510	1,682	10,195	(2,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$217,142		$1,306	$2,525	$1,660	$9,775	$1,129

		(1) For the period November 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT CAPITAL OPPORTUNITIES FUND
				(1)			(2)
INVESTMENT INCOME:
Dividends	$866	$3,976	$		$7,442	$		$6

EXPENSES:
Mortality and expense risk	501	1,439		1	2,049		62	63
Administrative charges

Total expenses	501	1,439		1	2,049		62	63

NET INVESTMENT INCOME (LOSS)	365	2,537		(1)	5,393		(62)	(57)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,396)	(1,109)		(152)	(5,065)			3
Realized gain distributions								100

Net realized gain (loss) on investments	(3,396)	(1,109)		(152)	(5,065)		0	103

Change in net unrealized appreciation (depreciation) on investments	5,871	1,127		159	15,758		17	201

Net realized and unrealized gain (loss) on investments	2,475	18		7	10,693		17	304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,840	$2,555		$6	$16,086		$(45)	$247

	(1) For the period January 1, 2017 to February 1, 2017.
	(2) For the period September 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND
		(1)		(2)		(3)	(4)
INVESTMENT INCOME:
Dividends	$		$		$		$944	$76	$1,501

EXPENSES:
Mortality and expense risk		464		1		24	201	1,454	496
Administrative charges

Total expenses		464		1		24	201	1,454	496

NET INVESTMENT INCOME (LOSS)		(464)		(1)		(24)	743	(1,378)	1,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		22		294		2	(1,647)	6,843	(25)
Realized gain distributions							6,093	985

Net realized gain (loss) on investments		22		294		2	4,446	7,828	(25)

Change in net unrealized appreciation (depreciation) on investments		7,645		(255)		496	(3,028)	19,068	581

Net realized and unrealized gain (loss) on investments		7,667		39		498	1,418	26,896	556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$7,203		$38		$474	$2,161	$25,518	$1,561

		(1) For the period May 15, 2017 to December 31, 2017.
		(2) For the period January 1, 2017 to January 4, 2017.
		(3) For the period July 11, 2017 to December 31, 2017.
		(4) For the period January 1, 2017 to May 15, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INVESTORS FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
INVESTMENT INCOME:
Dividends	$124	$1,929	$497	$2,074	$		$

EXPENSES:
Mortality and expense risk	154	479	557	1,494		5,447		2,722
Administrative charges

Total expenses	154	479	557	1,494		5,447		2,722

NET INVESTMENT INCOME (LOSS)	(30)	1,450	(60)	580		(5,447)		(2,722)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	12	23,110	88	53,036		8,061		(505)
Realized gain distributions			2,441	11,772		14,488		16,587

Net realized gain (loss) on investments	12	23,110	2,529	64,808		22,549		16,082

Change in net unrealized appreciation (depreciation) on investments	5,163	5,216	6,652	(52,615)		179,385		47,910

Net realized and unrealized gain (loss) on investments	5,175	28,326	9,181	12,193		201,934		63,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,145	$29,776	$9,121	$12,773		$196,487		$61,270

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

INVESTMENT DIVISIONS

VAN ECK VIP GLOBAL HARD ASSETS FUND
INVESTMENT INCOME:
Dividends	$

EXPENSES:
Mortality and expense risk	1,821
Administrative charges

Total expenses	1,821

NET INVESTMENT INCOME (LOSS)	(1,821)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(391)
Realized gain distributions

Net realized gain (loss) on investments	(391)

Change in net unrealized appreciation (depreciation) on investments	(4,466)

Net realized and unrealized gain (loss) on investments	(4,857)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,678)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,510)	$(1,239)	$(1,230)	$(1,030)	$(756)	$(630)
Net realized gain (loss) on investments	9,040	1,536	9,025	498	1,473	(20)
Change in net unrealized appreciation (depreciation) on investments	23,223	(1,240)	12,365	(1,171)	12,404	444

Increase (decrease) in net assets resulting from operations	30,753	(943)	20,160	(1,703)	13,121	(206)

CONTRACT TRANSACTIONS:
Purchase payments
Transfers for contract benefits and terminations	(1)				(100)	(159)
Net transfers
Contract charges		(6)	7		6	(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1)	(6)	7	0	(94)	(162)

Total increase (decrease) in net assets	30,752	(949)	20,167	(1,703)	13,027	(368)

NET ASSETS:
Beginning of period	105,077	106,026	75,569	77,272	46,901	47,269

End of period	$135,829	$105,077	$95,736	$75,569	$59,928	$46,901

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed					(1)	(2)

Net increase (decrease)	0	0	0	0	(1)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
	2017	2016	2017	2016	2017	2016
				(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,707)	$(1,366)	$1,609	$774	$1,415	$13
Net realized gain (loss) on investments	7	14,833	(978)		50	1
Change in net unrealized appreciation (depreciation) on investments	30,994	(8,504)	(8,542)	2,137	2,526	46

Increase (decrease) in net assets resulting from operations	29,294	4,963	(7,911)	2,911	3,991	60

CONTRACT TRANSACTIONS:
Purchase payments		1	242,646	44,371	46,243	2,500
Transfers for contract benefits and terminations	(1)		(4,219)
Net transfers			(75,264)		27,571
Contract charges	(4)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5)	(6)	163,163	44,371	73,814	2,500

Total increase (decrease) in net assets	29,289	4,957	155,252	47,282	77,805	2,560

NET ASSETS:
Beginning of period	108,586	103,629	47,282	0	2,560	0

End of period	$137,875	$108,586	$202,534	$47,282	$80,365	$2,560

CHANGES IN UNITS OUTSTANDING:
Units issued			20,490	3,892	6,419	265
Units redeemed			(7,369)

Net increase (decrease)	0	0	13,121	3,892	6,419	265

	(1) For the period October 14, 2016 to December 31, 2016. (2) For the period October 26, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2017	2016	2017	2016	2017	2016
		(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$858	$28	$710	$268	$1,309	$325
Net realized gain (loss) on investments	(246)	(1)	4,613	670	6,353	12
Change in net unrealized appreciation (depreciation) on investments	566	(410)	10,299	2,675	6,596	5,662

Increase (decrease) in net assets resulting from operations	1,178	(383)	15,622	3,613	14,258	5,999

CONTRACT TRANSACTIONS:
Purchase payments	21,597	19,145	154,205	10,000	254,611	46,116
Transfers for contract benefits and terminations			(4,280)		(4,869)	(122)
Net transfers	14,428		(14,831)	14,772	(100,403)	48,291
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	36,025	19,145	135,094	24,772	149,339	94,285

Total increase (decrease) in net assets	37,203	18,762	150,716	28,385	163,597	100,284

NET ASSETS:
Beginning of period	18,762	0	41,320	12,935	100,284	0

End of period	$55,965	$18,762	$192,036	$41,320	$263,881	$100,284

CHANGES IN UNITS OUTSTANDING:
Units issued	5,388	1,859	13,139	1,665	23,137	8,898
Units redeemed	(1,859)		(1,257)		(10,241)	(11)

Net increase (decrease)	3,529	1,859	11,882	1,665	12,896	8,887

	(1) For the period October 14, 2016 to December 31, 2016. (2) For the period July 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2017	2017	2016	2017	2016
	(1)		(2)		(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$254	$3,488	$68	$20	$37
Net realized gain (loss) on investments	1	6,839		(143)	(1)
Change in net unrealized appreciation (depreciation) on investments	57	43,810	(234)	4,932	(384)

Increase (decrease) in net assets resulting from operations	312	54,137	(166)	4,809	(348)

CONTRACT TRANSACTIONS:
Purchase payments	15,415	220,757	11,693	50,001	12,768
Transfers for contract benefits and terminations		(18,002)
Net transfers		193,815		(7,770)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	15,415	396,570	11,693	42,231	12,768

Total increase (decrease) in net assets	15,727	450,707	11,527	47,040	12,420

NET ASSETS:
Beginning of period	0	11,527	0	12,420	0

End of period	$15,727	$462,234	$11,527	$59,460	$12,420

CHANGES IN UNITS OUTSTANDING:
Units issued	1,382	38,895	1,283	4,111	1,218
Units redeemed		(1,636)		(757)

Net increase (decrease)	1,382	37,259	1,283	3,354	1,218

	(1) For the period September 19, 2017 to December 31, 2017. (2) For the period November 1, 2016 to December 31, 2016. (3) For the period September 20, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,314	$3,730	$9,780	$5,700	$(8)
Net realized gain (loss) on investments	8,665	(5,902)	1,252	(1,815)	985
Change in net unrealized appreciation (depreciation) on investments	58,232	14,673	2,314	10,195	(269)

Increase (decrease) in net assets resulting from operations	69,211	12,501	13,346	14,080	708

CONTRACT TRANSACTIONS:
Purchase payments	126,527	462,000	118,615	74,907	26,570
Transfers for contract benefits and terminations	0	(2,247)	(422)	(348)
Net transfers	(109)	(55,865)	(6,680)	1,308
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	126,418	403,888	111,513	75,867	26,570

Total increase (decrease) in net assets	195,629	416,389	124,859	89,947	27,278

NET ASSETS:
Beginning of period	516,582	100,193	185,909	95,962	0

End of period	$712,211	$516,582	$310,768	$185,909	$27,278

CHANGES IN UNITS OUTSTANDING:
Units issued	12,036	48,613	11,628	11,414	2,398
Units redeemed	(62)	(6,109)	(1,334)	(3,883)

Net increase (decrease)	11,974	42,504	10,294	7,531	2,398

	(1) For the period November 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2017	2016	2017	2016	2017	2016
		(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(284)	$(32)	$(4,857)	$(3,597)	$(615)	$670
Net realized gain (loss) on investments	1,936	348	92,860	88,418	105,512	7,397
Change in net unrealized appreciation (depreciation) on investments	5,916	88	9,673	(40,690)	(8,622)	23,809

Increase (decrease) in net assets resulting from operations	7,568	404	97,676	44,131	96,275	31,876

CONTRACT TRANSACTIONS:
Purchase payments	45,192	22,450			171,602	113,013
Transfers for contract benefits and terminations			(5,959)	(8,905)		(11,627)
Net transfers	6,273			5,709	(323,762)	31,683
Contract charges			31	(16)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	51,465	22,450	(5,928)	(3,212)	(152,160)	133,069

Total increase (decrease) in net assets	59,033	22,854	91,748	40,919	(55,885)	164,945

NET ASSETS:
Beginning of period	22,854	0	295,214	254,295	164,945	0

End of period	$81,887	$22,854	$386,962	$295,214	$109,060	$164,945

CHANGES IN UNITS OUTSTANDING:
Units issued	5,293	2,354	22	300	29,420	18,424
Units redeemed	(861)		(288)	(525)	(37,840)	(1,966)

Net increase (decrease)	4,432	2,354	(266)	(225)	(8,420)	16,458

	(1) For the period October 14, 2016 to December 31, 2016.
	(2) For the period January 21, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2017	2016	2017	2016	2017	2016
		(1)				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25)	$(20)	$202	$(255)	$(841)	$(22)
Net realized gain (loss) on investments	175	0	13,846	2,680	5,655	2
Change in net unrealized appreciation (depreciation) on investments	740	116	(14,126)	(1,259)	10,258	1,237

Increase (decrease) in net assets resulting from operations	890	96	(78)	1,166	15,072	1,217

CONTRACT TRANSACTIONS:
Purchase payments		7,950	28,649	80,170	187,286	7,949
Transfers for contract benefits and terminations			(6,053)	(145)
Net transfers	6,727		(21,565)	12,324	(9,002)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	6,727	7,950	1,031	92,349	178,284	7,949

Total increase (decrease) in net assets	7,617	8,046	953	93,515	193,356	9,166

NET ASSETS:
Beginning of period	8,046	0	121,581	28,066	9,166	0

End of period	$15,663	$8,046	$122,534	$121,581	$202,522	$9,166

CHANGES IN UNITS OUTSTANDING:
Units issued	1,253	787	2,651	9,416	15,657	770
Units redeemed	(787)		(2,158)	(1,294)	(938)

Net increase (decrease)	466	787	493	8,122	14,719	770

	(1) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE GLOBAL SMALL CAP VIP			DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
	2017	2016	2017	2016		2017	2016
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(206)	$94	$	$		$(609)	$(439)
Net realized gain (loss) on investments	15,126	7,773			1	3,521	1,049
Change in net unrealized appreciation (depreciation) on investments	9,086	(350)	1		(1)	20,458	886

Increase (decrease) in net assets resulting from operations	24,006	7,517	1		0	23,370	1,496

CONTRACT TRANSACTIONS:
Purchase payments	48,737	74,524					15,125
Transfers for contract benefits and terminations	(4,364)	0	(8)				(904)
Net transfers	(69,548)	(29,544)					(10,033)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(25,175)	44,980	(8)		0	0	4,188

Total increase (decrease) in net assets	(1,169)	52,497	(7)		0	23,370	5,684

NET ASSETS:
Beginning of period	95,395	42,898	7		7	56,814	51,130

End of period	$94,226	$95,395	$0		$7	$80,184	$56,814

CHANGES IN UNITS OUTSTANDING:
Units issued	4,585	5,813					2,966
Units redeemed	(4,354)	(1,624)					(2,160)

Net increase (decrease)	231	4,189	0		0	0	806

	(1) For the period January 1, 2017 to November 30, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		EATON VANCE VT FLOATING- RATE INCOME FUND
	2017	2016	2017	2016	2017	2016
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16)	$(6)	$(326)	$(75)	$4,238	$430
Net realized gain (loss) on investments	438	519	2,518	5,174	104	14
Change in net unrealized appreciation (depreciation) on investments	339	(61)	6,174	(1,450)	(223)	931

Increase (decrease) in net assets resulting from operations	761	452	8,366	3,649	4,119	1,375

CONTRACT TRANSACTIONS:
Purchase payments					119,164	119,892
Transfers for contract benefits and terminations		(1)	(409)	(388)	(1,450)	(634)
Net transfers					9,049
Contract charges	2	(2)	2
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2	(3)	(407)	(388)	126,763	119,258

Total increase (decrease) in net assets	763	449	7,959	3,261	130,882	120,633

NET ASSETS:
Beginning of period	5,553	5,104	46,653	43,392	120,633	0

End of period	$6,316	$5,553	$54,612	$46,653	$251,515	$120,633

CHANGES IN UNITS OUTSTANDING:
Units issued					12,190	11,623
Units redeemed			(7)	(8)	(137)	(61)

Net increase (decrease)	0	0	(7)	(8)	12,053	11,562

	(1) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO
	2017	2017	2016	2017	2017	2016
	(1)			(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(171)	$1,017	$347	$302	$(23)	$(30)
Net realized gain (loss) on investments	2	17,807	6,529	539	345	419
Change in net unrealized appreciation (depreciation) on investments	314	387	(4,227)	271	791	(53)

Increase (decrease) in net assets resulting from operations	145	19,211	2,649	1,112	1,113	336

CONTRACT TRANSACTIONS:
Purchase payments	63,253			174,511		2
Transfers for contract benefits and terminations		(2,028)	(2,772)	(2,002)	(1)
Net transfers	23,300
Contract charges		(6)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	86,553	(2,034)	(2,779)	172,509	(1)	2

Total increase (decrease) in net assets	86,698	17,177	(130)	173,621	1,112	338

NET ASSETS:
Beginning of period	0	152,579	152,709	0	5,510	5,172

End of period	$86,698	$169,756	$152,579	$173,621	$6,622	$5,510

CHANGES IN UNITS OUTSTANDING:
Units issued	8,495	10		16,257
Units redeemed		(51)	(60)	(188)

Net increase (decrease)	8,495	(41)	(60)	16,069	0	0

	(1) For the period July 5, 2017 to December 31, 2017.
	(2) For the period October 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(226)	$(446)	$(165)	$(141)	$(157)	$(173)
Net realized gain (loss) on investments			2,633	911	1,631	2,013
Change in net unrealized appreciation (depreciation) on investments			1,739	(952)	2,299	(1,986)

Increase (decrease) in net assets resulting from operations	(226)	(446)	4,207	(182)	3,773	(146)

CONTRACT TRANSACTIONS:
Purchase payments
Transfers for contract benefits and terminations	(586)	(1,127)	(966)	(983)	(1,299)	(2,161)
Net transfers		(5,709)
Contract charges		(3)			14	(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(586)	(6,839)	(966)	(983)	(1,285)	(2,167)

Total increase (decrease) in net assets	(812)	(7,285)	3,241	(1,165)	2,488	(2,313)

NET ASSETS:
Beginning of period	31,791	39,076	13,453	14,618	12,022	14,335

End of period	$30,979	$31,791	$16,694	$13,453	$14,510	$12,022

CHANGES IN UNITS OUTSTANDING:
Units issued	15
Units redeemed	(55)	(456)	(25)	(29)	(11)	(21)

Net increase (decrease)	(40)	(456)	(25)	(29)	(11)	(21)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,315	$2,163	$463	$99	$7
Net realized gain (loss) on investments	(214)	(237)	1,398	787	10
Change in net unrealized appreciation (depreciation) on investments	973	4,611	17,875	8,368	1,855

Increase (decrease) in net assets resulting from operations	3,074	6,537	19,736	9,254	1,872

CONTRACT TRANSACTIONS:
Purchase payments					30,593
Transfers for contract benefits and terminations	(163)	(315)	(558)	(528)
Net transfers					(160)
Contract charges	3	(3)	(24)	(30)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(160)	(318)	(582)	(558)	30,433

Total increase (decrease) in net assets	2,914	6,219	19,154	8,696	32,305

NET ASSETS:
Beginning of period	56,472	50,253	99,043	90,347	0

End of period	$59,386	$56,472	$118,197	$99,043	$32,305

CHANGES IN UNITS OUTSTANDING:
Units issued					2,775
Units redeemed	(3)	(5)	(2)	(2)	(15)

Net increase (decrease)	(3)	(5)	(2)	(2)	2,760

	(1) For the period May 30, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$124	$117	$41	$44	$33
Net realized gain (loss) on investments	56	8	112	33	319
Change in net unrealized appreciation (depreciation) on investments	152	258	16,089	(3,962)	(46)

Increase (decrease) in net assets resulting from operations	332	383	16,242	(3,885)	306

CONTRACT TRANSACTIONS:
Purchase payments			2		7,875
Transfers for contract benefits and terminations		(1)		(2)
Net transfers
Contract charges	(5)	(6)	(3)	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5)	(7)	(1)	(4)	7,875

Total increase (decrease) in net assets	327	376	16,241	(3,889)	8,181

NET ASSETS:
Beginning of period	11,967	11,591	57,030	60,919	0

End of period	$12,294	$11,967	$73,271	$57,030	$8,181

CHANGES IN UNITS OUTSTANDING:
Units issued					756
Units redeemed

Net increase (decrease)	0	0	0	0	756

	(1) For the period July 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,270	$10,433	$567	$28	$40
Net realized gain (loss) on investments	37,520	1,901	(6)	(12)	578
Change in net unrealized appreciation (depreciation) on investments	(15,772)	35,547	1,250	(184)	(302)

Increase (decrease) in net assets resulting from operations	31,018	47,881	1,811	(168)	316

CONTRACT TRANSACTIONS:
Purchase payments	566,011	230,639	0	2,501	6,203
Transfers for contract benefits and terminations	(4,387)	(15,126)	0	0	(1,232)
Net transfers	(236,255)	(5,610)	1,622	2,517
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	325,369	209,903	1,622	5,018	4,971

Total increase (decrease) in net assets	356,387	257,784	3,433	4,850	5,287

NET ASSETS:
Beginning of period	284,160	26,376	40,994	36,144	0

End of period	$640,547	$284,160	$44,427	$40,994	$5,287

CHANGES IN UNITS OUTSTANDING:
Units issued	52,065	30,370	173	536	497
Units redeemed	(23,078)	(5,520)	(8)		(96)

Net increase (decrease)	28,987	24,850	165	536	401

	(1) For the period September 18, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2017	2016	2017	2016	2017	2016
	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$891	$	$472	$66	$(12)	$559
Net realized gain (loss) on investments	3,405	(549)	3,091	5	354	440
Change in net unrealized appreciation (depreciation) on investments	(2,000)	462	1,490	3,529	2,214	(432)

Increase (decrease) in net assets resulting from operations	2,296	(87)	5,053	3,600	2,556	567

CONTRACT TRANSACTIONS:
Purchase payments	73,888		326	25,178	118,492	30,296
Transfers for contract benefits and terminations		(1,691)		(1,209)	(43,245)	28
Net transfers					(72,274)	54,566
Contract charges
Adjustments to net assets allocated to contracts in payout phase					(3,666)

Increase (decrease) in net assets resulting from contract transactions	73,888	(1,691)	326	23,969	(693)	84,890

Total increase (decrease) in net assets	76,184	(1,778)	5,379	27,569	1,863	85,457

NET ASSETS:
Beginning of period	0	1,778	36,867	9,298	182,468	97,011

End of period	$76,184	$0	$42,246	$36,867	$184,331	$182,468

CHANGES IN UNITS OUTSTANDING:
Units issued	6,809		26	2,788	10,998	10,568
Units redeemed		(117)		(77)	(11,501)	(2,613)

Net increase (decrease)	6,809	(117)	26	2,711	(503)	7,955

	(1) For the period September 19, 2017 to December 31, 2017.
	(2) For the period January 1, 2016 to March 8, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CONSERVATIVE PROFILE I FUND		GREAT-WEST CORE BOND FUND
	2017	2017	2017	2016	2017	2016
	(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,955	$8,362	$5,070	$3,840	$1,443	$1,671
Net realized gain (loss) on investments	7,183	14,803	9,199	5,951	(19)	(22)
Change in net unrealized appreciation (depreciation) on investments	(3,906)	(5,195)	3,244	3,697	1,734	2,040

Increase (decrease) in net assets resulting from operations	7,232	17,970	17,513	13,488	3,158	3,689

CONTRACT TRANSACTIONS:
Purchase payments	399,924	162,993	360,837	51,145	3,103	2,511
Transfers for contract benefits and terminations	(3,404)	(1,202)	(2,386)	(11,849)		(74)
Net transfers	184,987	578,150	(693,572)	110,954	5,044	10,800
Contract charges	(582)	(305)	(178)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	580,925	739,636	(335,299)	150,250	8,147	13,237

Total increase (decrease) in net assets	588,157	757,606	(317,786)	163,738	11,305	16,926

NET ASSETS:
Beginning of period	0	0	317,786	154,048	89,979	73,053

End of period	$588,157	$757,606	$0	$317,786	$101,284	$89,979

CHANGES IN UNITS OUTSTANDING:
Units issued	57,368	105,781	34,893	14,230	744	3,931
Units redeemed	(406)	(32,621)	(61,229)	(967)	(2)	(2,667)

Net increase (decrease)	56,962	73,160	(26,336)	13,263	742	1,264

	(1) For the period May 30, 2017 to December 31, 2017.
	(2) For the period July 5, 2017 to December 31, 2017.
	(3) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL INDEX FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,983	$141	$(2,334)	$(8,514)	$7,278	$4,899
Net realized gain (loss) on investments	5,251	120			17,890	(2,825)
Change in net unrealized appreciation (depreciation) on investments	(1,219)	910			82,181	(2,137)

Increase (decrease) in net assets resulting from operations	13,015	1,171	(2,334)	(8,514)	107,349	(63)

CONTRACT TRANSACTIONS:
Purchase payments	108,247	10,454	2,036,280	4,043,882	237,122	114,375
Transfers for contract benefits and terminations	(452)	(501)	(1,544,372)	(265,860)	(20,935)	(17,440)
Net transfers			(1,612,988)	(1,950,181)	(128,177)	(11,541)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	107,795	9,953	(1,121,080)	1,827,841	88,010	85,394

Total increase (decrease) in net assets	120,810	11,124	(1,123,414)	1,819,327	195,359	85,331

NET ASSETS:
Beginning of period	12,559	1,435	4,693,493	2,874,166	388,161	302,830

End of period	$133,369	$12,559	$3,570,079	$4,693,493	$583,520	$388,161

CHANGES IN UNITS OUTSTANDING:
Units issued	9,356	1,023	505,332	680,937	21,835	12,810
Units redeemed	(127)	(49)	(621,626)	(493,592)	(11,943)	(2,445)

Net increase (decrease)	9,229	974	(116,294)	187,345	9,892	10,365

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2025 FUND II
	2017	2016	2017	2017	2016	2016
		(1)	(2)		(3)	(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(925)	$(115)	$3,987	$2,900	$718	$
Net realized gain (loss) on investments	13,966	12,450	666	9,119	764	(189)
Change in net unrealized appreciation (depreciation) on investments	(5,717)	1,315	(3,077)	2,592	(104)	156

Increase (decrease) in net assets resulting from operations	7,324	13,650	1,576	14,611	1,378	(33)

CONTRACT TRANSACTIONS:
Purchase payments	144,131	107,950	182,985	245,484	71,840
Transfers for contract benefits and terminations						(1,254)
Net transfers	(13,757)	(112,355)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	130,374	(4,405)	182,985	245,484	71,840	(1,254)

Total increase (decrease) in net assets	137,698	9,245	184,561	260,095	73,218	(1,287)

NET ASSETS:
Beginning of period	9,245	0	0	73,218	0	1,287

End of period	$146,943	$9,245	$184,561	$333,313	$73,218	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	14,062	13,285	15,973	21,368	7,037
Units redeemed	(2,307)	(12,448)				(99)

Net increase (decrease)	11,755	837	15,973	21,368	7,037	(99)

	(1) For the period January 21, 2016 to December 31, 2016.
	(2) For the period December 8, 2017 to December 31, 2017.
	(3) For the period November 10, 2016 to December 31, 2016.
	(4) For the period January 1, 2016 to March 8, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LOOMIS SAYLES BOND FUND
	2017	2017	2016	2017	2017	2016
	(1)		(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,659	$2,785	$1,812	$283	$5,073	$5,219
Net realized gain (loss) on investments	923	8,776	2,348	161	413	(636)
Change in net unrealized appreciation (depreciation) on investments	(2,933)	18,143	(1,870)	(208)	16,969	23,133

Increase (decrease) in net assets resulting from operations	2,649	29,704	2,290	236	22,455	27,716

CONTRACT TRANSACTIONS:
Purchase payments	203,966			10,719	255,151	87,600
Transfers for contract benefits and terminations					(15,897)	(11,380)
Net transfers			162,104		20,819	1,219
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	203,966	0	162,104	10,719	260,073	77,439

Total increase (decrease) in net assets	206,615	29,704	164,394	10,955	282,528	105,155

NET ASSETS:
Beginning of period	0	164,394	0	0	337,118	231,963

End of period	$206,615	$194,098	$164,394	$10,955	$619,646	$337,118

CHANGES IN UNITS OUTSTANDING:
Units issued	17,099		15,562	873	26,271	11,605
Units redeemed					(1,960)	(3,896)

Net increase (decrease)	17,099	0	15,562	873	24,311	7,709

	(1) For the period September 19, 2017 to December 31, 2017.
	(2) For the period September 28, 2016 to December 31, 2016.
	(3) For the period November 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND
	2017	2016	2017	2016	2017	2016
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,305)	$(469)	$19	$(46)	$309	$447
Net realized gain (loss) on investments	18,664	3,159	539	3,671	10,894	2,347
Change in net unrealized appreciation (depreciation) on investments	1,891	17,689	2,076		41,667	(4,175)

Increase (decrease) in net assets resulting from operations	18,250	20,379	2,634	3,625	52,870	(1,381)

CONTRACT TRANSACTIONS:
Purchase payments	109,727	82,550	12,095	50,000	92,119	132,182
Transfers for contract benefits and terminations	(3,502)	(2,656)			(7,661)	(4,238)
Net transfers	(28,416)	14,772	4,455	(53,625)	(11,023)	11,541
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	77,809	94,666	16,550	(3,625)	73,435	139,485

Total increase (decrease) in net assets	96,059	115,045	19,184	0	126,305	138,104

NET ASSETS:
Beginning of period	141,750	26,705	0	0	181,421	43,317

End of period	$237,809	$141,750	$19,184	$0	$307,726	$181,421

CHANGES IN UNITS OUTSTANDING:
Units issued	9,785	9,316	1,727	4,379	8,642	13,884
Units redeemed	(2,465)	(271)		(4,379)	(1,885)	(362)

Net increase (decrease)	7,320	9,045	1,727	0	6,757	13,522

	(1) For the period March 8, 2017 to December 31, 2017.
	(2) For the period January 21, 2016 to April 5, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2017	2017	2017	2016	2017
	(1)	(2)	(3)		(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,753	$59,641	$5,423	$11,372	$21,491
Net realized gain (loss) on investments	53,256	169,794	161,136	35,926	33,109
Change in net unrealized appreciation (depreciation) on investments	(16,293)	(44,112)	42,103	20,741	1,871

Increase (decrease) in net assets resulting from operations	50,716	185,323	208,662	68,039	56,471

CONTRACT TRANSACTIONS:
Purchase payments	2,396,158	236,912	1,816,413	1,113,065	587,271
Transfers for contract benefits and terminations	(4,012)	(103,208)	(12,846)
Net transfers	74,550	3,902,194	(3,709,136)	166,644	541,511
Contract charges	(1,163)	(16,192)	(8,434)	(240)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,465,533	4,019,706	(1,914,003)	1,279,469	1,128,782

Total increase (decrease) in net assets	2,516,249	4,205,029	(1,705,341)	1,347,508	1,185,253

NET ASSETS:
Beginning of period	0	0	1,705,341	357,833	0

End of period	$2,516,249	$4,205,029	$0	$1,705,341	$1,185,253

CHANGES IN UNITS OUTSTANDING:
Units issued	236,031	404,301	185,656	120,977	108,604
Units redeemed	(509)	(11,887)	(334,729)	(23)

Net increase (decrease)	235,522	392,414	(149,073)	120,954	108,604

	(1) For the period May 15, 2017 to December 31, 2017.
	(2) For the period May 26, 2017 to December 31, 2017.
	(3) For the period January 1, 2017 to July 17, 2017.
	(4) For the period July 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2017	2016	2017	2017	2017	2016
	(1)		(2)	(3)	(1)	(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,743	$6,312	$6,635	$4,055	$1,688	$(378)
Net realized gain (loss) on investments	(4,764)	17,917	9,514	7,010	10,456	930
Change in net unrealized appreciation (depreciation) on investments	36,352	3,243	(947)	1,163	(2,022)	2,022

Increase (decrease) in net assets resulting from operations	36,331	27,472	15,202	12,228	10,122	2,574

CONTRACT TRANSACTIONS:
Purchase payments	160,685	2,501	463,372		109,999	111,467
Transfers for contract benefits and terminations			(3,426)	(484)
Net transfers	(541,511)	(4,822)	184,987	316,416	(233,210)
Contract charges			(782)	(1,384)	(892)	(60)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(380,826)	(2,321)	644,151	314,548	(124,103)	111,407

Total increase (decrease) in net assets	(344,495)	25,151	659,353	326,776	(113,981)	113,981

NET ASSETS:
Beginning of period	344,495	319,344	0	0	113,981	0

End of period	$0	$344,495	$659,353	$326,776	$0	$113,981

CHANGES IN UNITS OUTSTANDING:
Units issued	15,133	251	63,257	31,240	10,276	10,798
Units redeemed	(38,150)	(378)	(424)	(181)	(21,068)	(6)

Net increase (decrease)	(23,017)	(127)	62,833	31,059	(10,792)	10,792

	(1) For the period January 1, 2017 to July 17, 2017.
	(2) For the period May 30, 2017 to December 31, 2017.
	(3) For the period May 19, 2017 to December 31, 2017.
	(4) For the period September 15, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND		GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND
	2017	2016	2017	2016	2017	2016
		(1)		(2)		(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$252	$(20)	$(191)	$(53)	$(722)	$(294)
Net realized gain (loss) on investments	6,135	1,049	1,518	2	22,810	1,241
Change in net unrealized appreciation (depreciation) on investments	3,202	(773)	1,650	459	6,135	2,766

Increase (decrease) in net assets resulting from operations	9,589	256	2,977	408	28,223	3,713

CONTRACT TRANSACTIONS:
Purchase payments	84,891	24,001	7,306	14,471	208,771	53,303
Transfers for contract benefits and terminations	(2,475)		(5,016)	(119)	(4,420)	(1,284)
Net transfers	(38)				17,576
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	82,378	24,001	2,290	14,352	221,927	52,019

Total increase (decrease) in net assets	91,967	24,257	5,267	14,760	250,150	55,732

NET ASSETS:
Beginning of period	24,257	0	14,760	0	55,732	0

End of period	$116,224	$24,257	$20,027	$14,760	$305,882	$55,732

CHANGES IN UNITS OUTSTANDING:
Units issued	6,646	2,361	598	1,349	23,490	5,494
Units redeemed	(194)		(424)	(11)	(4,533)	(128)

Net increase (decrease)	6,452	2,361	174	1,338	18,957	5,366

	(1) For the period December 6, 2016 to December 31, 2016.
	(2) For the period August 5, 2016 to December 31, 2016.
	(3) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM HIGH YIELD BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,949	$12,009	$(155)	$926	$12,863	$7,602
Net realized gain (loss) on investments	5,552	(1,625)	8,555	9,887	257,692	44,469
Change in net unrealized appreciation (depreciation) on investments	(7,967)	8,667	(4,191)	(11,710)	481,419	133,139

Increase (decrease) in net assets resulting from operations	19,534	19,051	4,209	(897)	751,974	185,210

CONTRACT TRANSACTIONS:
Purchase payments	258,292	111,474	105,004	118,804	2,135,311	961,838
Transfers for contract benefits and terminations	(6,915)	(8,699)	(3,612)	(3,384)	(162,949)	(168,332)
Net transfers	(105,009)	131,580	12,166		795,180	115,542
Contract charges
Adjustments to net assets allocated to contracts in payout phase					(4,630)

Increase (decrease) in net assets resulting from contract transactions	146,368	234,355	113,558	115,420	2,762,912	909,048

Total increase (decrease) in net assets	165,902	253,406	117,767	114,523	3,514,886	1,094,258

NET ASSETS:
Beginning of period	282,132	28,726	156,446	41,923	2,201,563	1,107,305

End of period	$448,034	$282,132	$274,213	$156,446	$5,716,449	$2,201,563

CHANGES IN UNITS OUTSTANDING:
Units issued	24,881	22,914	10,658	10,645	322,298	148,317
Units redeemed	(9,187)	(1,966)	(318)	(306)	(94,324)	(56,706)

Net increase (decrease)	15,694	20,948	10,340	10,339	227,974	91,611

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,016)	$(437)	$13,773	$2,280	$102,593	$77,948
Net realized gain (loss) on investments	90,324	26,872	132,084	23,320	301,140	119,427
Change in net unrealized appreciation (depreciation) on investments	97,986	55,096	15,115	86,597	715,673	156,704

Increase (decrease) in net assets resulting from operations	186,294	81,531	160,972	112,197	1,119,406	354,079

CONTRACT TRANSACTIONS:
Purchase payments	817,341	394,102	611,990	298,781	3,947,704	6,221,444
Transfers for contract benefits and terminations	(33,718)	(8,921)	(53,323)	(19,039)	(334,315)	(240,511)
Net transfers	223,890	(12,361)	272,734	(14,496)		102,391
Contract charges					(93,421)	(26,435)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,007,513	372,820	831,401	265,246	3,519,968	6,056,889

Total increase (decrease) in net assets	1,193,807	454,351	992,373	377,443	4,639,374	6,410,968

NET ASSETS:
Beginning of period	646,776	192,425	619,281	241,838	8,114,114	1,703,146

End of period	$1,840,583	$646,776	$1,611,654	$619,281	$12,753,488	$8,114,114

CHANGES IN UNITS OUTSTANDING:
Units issued	85,734	83,244	68,220	72,790	359,352	633,758
Units redeemed	(3,036)	(44,588)	(4,414)	(45,373)	(41,231)	(30,726)

Net increase (decrease)	82,698	38,656	63,806	27,417	318,121	603,032

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2017	2016	2017	2016	2017	2016
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,645	$748	$4,436	$2,472	$(542)	$(644)
Net realized gain (loss) on investments	92	15	33,205	31,750	22,496	5,405
Change in net unrealized appreciation (depreciation) on investments	1,240	(345)	6,384	(5,205)	38,564	6,146

Increase (decrease) in net assets resulting from operations	6,977	418	44,025	29,017	60,518	10,907

CONTRACT TRANSACTIONS:
Purchase payments	296,896	38,912	95,366	59,752	95,491	30,979
Transfers for contract benefits and terminations	(76,902)		(1,572)	(1,269)	(10,739)	(117)
Net transfers	727,751		(464,451)	137,475	86,287	(19,820)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	947,745	38,912	(370,657)	195,958	171,039	11,042

Total increase (decrease) in net assets	954,722	39,330	(326,632)	224,975	231,557	21,949

NET ASSETS:
Beginning of period	94,630	55,300	326,632	101,657	175,977	154,028

End of period	$1,049,352	$94,630	$0	$326,632	$407,534	$175,977

CHANGES IN UNITS OUTSTANDING:
Units issued	97,914	3,666	18,009	54,738	13,806	3,405
Units redeemed	(7,880)		(38,390)	(40,624)	(1,698)	(1,817)

Net increase (decrease)	90,034	3,666	(20,381)	14,114	12,108	1,588

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST TEMPLETON GLOBAL BOND FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2017	2016	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$267	$(111)	$4,265	$1,118	$440	$(61)
Net realized gain (loss) on investments	131	1	95	277	770	8
Change in net unrealized appreciation (depreciation) on investments	(177)	1,603	1,322	(1,193)	1,876	(337)

Increase (decrease) in net assets resulting from operations	221	1,493	5,682	202	3,086	(390)

CONTRACT TRANSACTIONS:
Purchase payments	22,388	46,465	147,055	16,735	2,500	32,595
Transfers for contract benefits and terminations			(41,664)		(1,971)
Net transfers			384,375	10,800	(11,763)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	22,388	46,465	489,766	27,535	(11,234)	32,595

Total increase (decrease) in net assets	22,609	47,958	495,448	27,737	(8,148)	32,205

NET ASSETS:
Beginning of period	47,958	0	86,974	59,237	33,042	837

End of period	$70,567	$47,958	$582,422	$86,974	$24,894	$33,042

CHANGES IN UNITS OUTSTANDING:
Units issued	2,297	4,988	50,469	2,543	252	3,306
Units redeemed			(3,850)		(1,350)

Net increase (decrease)	2,297	4,988	46,619	2,543	(1,098)	3,306

	(1) For the period October 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,523	$504	$1,277	$998	$(83)
Net realized gain (loss) on investments	25,003	6,607	68	(32)	458
Change in net unrealized appreciation (depreciation) on investments	29,646	9,632	24,931	(1,475)	606

Increase (decrease) in net assets resulting from operations	60,172	16,743	26,276	(509)	981

CONTRACT TRANSACTIONS:
Purchase payments	170,563	23,842	22,828	10,454	9,287
Transfers for contract benefits and terminations	(34,467)	(124)	(426)	(834)
Net transfers	310,175	6,136	6,000	11,700
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	446,271	29,854	28,402	21,320	9,287

Total increase (decrease) in net assets	506,443	46,597	54,678	20,811	10,268

NET ASSETS:
Beginning of period	109,760	63,163	108,201	87,390	0

End of period	$616,203	$109,760	$162,879	$108,201	$10,268

CHANGES IN UNITS OUTSTANDING:
Units issued	33,560	2,684	2,678	2,111	940
Units redeemed	(1,805)	(355)	(42)	(70)

Net increase (decrease)	31,755	2,329	2,636	2,041	940

	(1) For the period April 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	IVY VIP ENERGY FUND		JANUS HENDERSON VIT BALANCED PORTFOLIO		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
	2017	2016	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19	$(85)	$13,406	$5,556	$(103)	$(372)
Net realized gain (loss) on investments	(3,875)	5	7,924	3,285	24,049	8,992
Change in net unrealized appreciation (depreciation) on investments	(4,442)	5,581	196,291	4,823	7,838	116

Increase (decrease) in net assets resulting from operations	(8,298)	5,501	217,621	13,664	31,784	8,736

CONTRACT TRANSACTIONS:
Purchase payments	101,043	17,811	2,414,265	3,532	128,011	8,013
Transfers for contract benefits and terminations	(1,741)		(50,656)	(172)	(5,347)	(8,251)
Net transfers	(16,288)	20,000	82,861	49,594	(105,616)	106,710
Contract charges
Adjustments to net assets allocated to contracts in payout phase			(4,317)

Increase (decrease) in net assets resulting from contract transactions	83,014	37,811	2,442,153	52,954	17,048	106,472

Total increase (decrease) in net assets	74,716	43,312	2,659,774	66,618	48,832	115,208

NET ASSETS:
Beginning of period	43,312	0	379,342	312,724	118,125	2,917

End of period	$118,028	$43,312	$3,039,116	$379,342	$166,957	$118,125

CHANGES IN UNITS OUTSTANDING:
Units issued	9,992	3,624	221,452	6,907	11,907	11,349
Units redeemed	(2,144)		(3,178)	(3,108)	(10,364)	(768)

Net increase (decrease)	7,848	3,624	218,274	3,799	1,543	10,581

	(1) For the period July 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON VIT OVERSEAS PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,313	$1,517	$157	$1,610	$(135)	$(112)
Net realized gain (loss) on investments	(57)	(3)	(297)	1,128	1	(21)
Change in net unrealized appreciation (depreciation) on investments	834	(4,587)	14,768	(6,931)	5,841	(507)

Increase (decrease) in net assets resulting from operations	3,090	(3,073)	14,628	(4,193)	5,707	(640)

CONTRACT TRANSACTIONS:
Purchase payments	24,866	149,101			326	1
Transfers for contract benefits and terminations	(2,717)	(1,218)
Net transfers	10,054
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	32,203	147,883	0	0	326	1

Total increase (decrease) in net assets	35,293	144,810	14,628	(4,193)	6,033	(639)

NET ASSETS:
Beginning of period	144,810	0	49,915	54,108	19,358	19,997

End of period	$180,103	$144,810	$64,543	$49,915	$25,391	$19,358

CHANGES IN UNITS OUTSTANDING:
Units issued	3,289	14,589			31
Units redeemed	(267)	(120)

Net increase (decrease)	3,022	14,469	0	0	31	0

	(1) For the period April 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
	2017	2016	2017	2016	2017
		(1)		(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14	$(10)	$(3,254)	$(300)	$(42)
Net realized gain (loss) on investments	297		145,649	3	1
Change in net unrealized appreciation (depreciation) on investments	1,996	139	74,747	11,002	1,347

Increase (decrease) in net assets resulting from operations	2,307	129	217,142	10,705	1,306

CONTRACT TRANSACTIONS:
Purchase payments		12,000	355,949	45,479	26,756
Transfers for contract benefits and terminations			(72,772)
Net transfers			(306,158)	600,000
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	0	12,000	(22,981)	645,479	26,756

Total increase (decrease) in net assets	2,307	12,129	194,161	656,184	28,062

NET ASSETS:
Beginning of period	12,129	0	656,184	0	0

End of period	$14,436	$12,129	$850,345	$656,184	$28,062

CHANGES IN UNITS OUTSTANDING:
Units issued		1,154	55,680	60,013	2,560
Units redeemed			(59,012)

Net increase (decrease)	0	1,154	(3,332)	60,013	2,560

	(1) For the period December 6, 2016 to December 31, 2016.
	(2) For the period September 7, 2016 to December 31, 2016.
	(3) For the period November 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT DEVELOPING MARKETS FUND	NVIT EMERGING MARKETS FUND
	2017	2016	2016	2017	2016
			(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$32	$60	$(22)	$10
Net realized gain (loss) on investments	589	481	(2,860)	23	0
Change in net unrealized appreciation (depreciation) on investments	1,921	701	3,191	1,659	(179)

Increase (decrease) in net assets resulting from operations	2,525	1,214	391	1,660	(169)

CONTRACT TRANSACTIONS:
Purchase payments	1	1
Transfers for contract benefits and terminations				(51)
Net transfers			(4,410)		4,412
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1	1	(4,410)	(51)	4,412

Total increase (decrease) in net assets	2,526	1,215	(4,019)	1,609	4,243

NET ASSETS:
Beginning of period	14,174	12,959	4,019	4,243	0

End of period	$16,700	$14,174	$0	$5,852	$4,243

CHANGES IN UNITS OUTSTANDING:
Units issued					441
Units redeemed			(294)	(4)

Net increase (decrease)	0	0	(294)	(4)	441

	(1) For the period January 1, 2016 to August 8, 2016
	(2) For the period August 8, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	OPPENHEIMER MAIN STREET SMALL CAP FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
	2017	2016	2017	2016	2017	2016
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(420)	$(287)	$3,219	$86	$365	$205
Net realized gain (loss) on investments	10,758	117	(145)	(295)	(3,396)	(3,349)
Change in net unrealized appreciation (depreciation) on investments	(563)	6,466	(1,945)	1,667	5,871	(5,384)

Increase (decrease) in net assets resulting from operations	9,775	6,296	1,129	1,458	2,840	(8,528)

CONTRACT TRANSACTIONS:
Purchase payments	92,208	55,006	15,862	22,400	19,789	48,135
Transfers for contract benefits and terminations	(9,377)	(6,118)	(828)	(806)	(7,644)
Net transfers	(23,534)				(15,079)	3,229
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	59,297	48,888	15,034	21,594	(2,934)	51,364

Total increase (decrease) in net assets	69,072	55,184	16,163	23,052	(94)	42,836

NET ASSETS:
Beginning of period	63,181	7,997	32,977	9,925	42,836	0

End of period	$132,253	$63,181	$49,140	$32,977	$42,742	$42,836

CHANGES IN UNITS OUTSTANDING:
Units issued	8,955	5,869	1,862	2,546	2,078	6,388
Units redeemed	(3,720)	(671)	(139)	(161)	(2,409)	(1,810)

Net increase (decrease)	5,235	5,198	1,723	2,385	(331)	4,578

	(1) For the period July 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2017	2016	2017	2016	2017	2016
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,537	$3,285	$(1)	$13	$5,393	$6,974
Net realized gain (loss) on investments	(1,109)	(1,125)	(152)		(5,065)	(1,323)
Change in net unrealized appreciation (depreciation) on investments	1,127	758	159	(159)	15,758	3,584

Increase (decrease) in net assets resulting from operations	2,555	2,918	6	(146)	16,086	9,235

CONTRACT TRANSACTIONS:
Purchase payments		7,950		7,950	67,585	18,404
Transfers for contract benefits and terminations	(28,864)	(29,839)			(32,117)	(30,772)
Net transfers	(7,924)		(7,810)		(92,786)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(36,788)	(21,889)	(7,810)	7,950	(57,318)	(12,368)

Total increase (decrease) in net assets	(34,233)	(18,971)	(7,804)	7,804	(41,232)	(3,133)

NET ASSETS:
Beginning of period	341,223	360,194	7,804	0	441,797	444,930

End of period	$306,990	$341,223	$0	$7,804	$400,565	$441,797

CHANGES IN UNITS OUTSTANDING:
Units issued		802		779	8,015	1,789
Units redeemed	(3,540)	(2,856)	(779)		(12,643)	(2,747)

Net increase (decrease)	(3,540)	(2,054)	(779)	779	(4,628)	(958)

	(1) For the period January 1, 2017 to February 1, 2017.
	(2) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND		PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2017	2017	2016	2017	2017	2016
	(1)			(2)	(3)	(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(62)	$(57)	$(5)	$(464)	$(1)	$(21)
Net realized gain (loss) on investments		103	30	22	294	0
Change in net unrealized appreciation (depreciation) on investments	17	201	146	7,645	(255)	255

Increase (decrease) in net assets resulting from operations	(45)	247	171	7,203	38	234

CONTRACT TRANSACTIONS:
Purchase payments	15,868	13,258				7,950
Transfers for contract benefits and terminations			(361)
Net transfers				58,329	(8,222)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	15,868	13,258	(361)	58,329	(8,222)	7,950

Total increase (decrease) in net assets	15,823	13,505	(190)	65,532	(8,184)	8,184

NET ASSETS:
Beginning of period	0	1,221	1,411	0	8,184	0

End of period	$15,823	$14,726	$1,221	$65,532	$0	$8,184

CHANGES IN UNITS OUTSTANDING:
Units issued	1,608	1,201		5,807		813
Units redeemed			(37)		(813)

Net increase (decrease)	1,608	1,201	(37)	5,807	(813)	813

	(1) For the period September 5, 2017 to December 31, 2017.
	(2) For the period May 15, 2017 to December 31, 2017.
	(3) For the period January 1, 2017 to January 4, 2017.
	(4) For the period October 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH AND INCOME FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND
	2017	2017	2016	2017	2016
	(1)	(2)	(3)		(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(24)	$743	$(89)	$(1,378)	$(47)
Net realized gain (loss) on investments	2	4,446	4	7,828	1
Change in net unrealized appreciation (depreciation) on investments	496	(3,028)	3,028	19,068	132

Increase (decrease) in net assets resulting from operations	474	2,161	2,943	25,518	86

CONTRACT TRANSACTIONS:
Purchase payments	3,928	13,867	39,359	317,874	31,999
Transfers for contract benefits and terminations				(1,247)
Net transfers		(58,330)		(24,335)	15,903
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,928	(44,463)	39,359	292,292	47,902

Total increase (decrease) in net assets	4,402	(42,302)	42,302	317,810	47,988

NET ASSETS:
Beginning of period	0	42,302	0	47,988	0

End of period	$4,402	$0	$42,302	$365,798	$47,988

CHANGES IN UNITS OUTSTANDING:
Units issued	382	1,307	4,118	26,049	6,290
Units redeemed		(5,425)		(2,694)	(1,517)

Net increase (decrease)	382	(4,118)	4,118	23,355	4,773

	(1) For the period July 11, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to May 15, 2017.
	(3) For the period October 26, 2016 to December 31, 2016.
	(4) For the period November 21, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND
	2017	2016	2017	2016	2017	2016
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,005	$846	$(30)	$(2)	$1,450	$(550)
Net realized gain (loss) on investments	(25)	(48)	12		23,110	472
Change in net unrealized appreciation (depreciation) on investments	581	(630)	5,163	16	5,216	(3,251)

Increase (decrease) in net assets resulting from operations	1,561	168	5,145	14	29,776	(3,329)

CONTRACT TRANSACTIONS:
Purchase payments	17,740	6,906		5,000	325
Transfers for contract benefits and terminations		(730)				(11,191)
Net transfers	1,002		51,629		(176,527)	163,209
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	18,742	6,176	51,629	5,000	(176,202)	152,018

Total increase (decrease) in net assets	20,303	6,344	56,774	5,014	(146,426)	148,689

NET ASSETS:
Beginning of period	32,152	25,808	5,014	0	156,798	8,109

End of period	$52,455	$32,152	$61,788	$5,014	$10,372	$156,798

CHANGES IN UNITS OUTSTANDING:
Units issued	1,846	737	5,006	577	133	13,394
Units redeemed		(112)			(12,612)	(881)

Net increase (decrease)	1,846	625	5,006	577	(12,479)	12,513

	(1) For the period December 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INVESTORS FUND		PUTNAM VT SMALL CAP VALUE FUND		PUTNAM VT VOYAGER FUND
	2017	2016	2017	2016	2016
				(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(60)	$(46)	$580	$(745)	$(54)
Net realized gain (loss) on investments	2,529	605	64,808	1,895	926
Change in net unrealized appreciation (depreciation) on investments	6,652	2,253	(52,615)	56,043	40

Increase (decrease) in net assets resulting from operations	9,121	2,812	12,773	57,193	912

CONTRACT TRANSACTIONS:
Purchase payments		22,454	104,706		13,913
Transfers for contract benefits and terminations	(459)	(120)	(97,001)	(15,253)	(347)
Net transfers			(172,165)	206,694	(15,903)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(459)	22,334	(164,460)	191,441	(2,337)

Total increase (decrease) in net assets	8,662	25,146	(151,687)	248,634	(1,425)

NET ASSETS:
Beginning of period	42,859	17,713	248,634	0	1,425

End of period	$51,521	$42,859	$96,947	$248,634	$0

CHANGES IN UNITS OUTSTANDING:
Units issued		2,256	14,247	22,961	1,655
Units redeemed	(41)	(12)	(27,355)	(1,950)	(1,815)

Net increase (decrease)	(41)	2,244	(13,108)	21,011	(160)

	(1) For the period April 4, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to November 21, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,447)	$(1,058)	$(2,722)	$(715)	$(1,821)	$(113)
Net realized gain (loss) on investments	22,549	35	16,082	2,321	(391)	12
Change in net unrealized appreciation (depreciation) on investments	179,385	7,272	47,910	(17,640)	(4,466)	4,830

Increase (decrease) in net assets resulting from operations	196,487	6,249	61,270	(16,034)	(6,678)	4,729

CONTRACT TRANSACTIONS:
Purchase payments	377,891	166,803	142,146	83,255	178,425	24,410
Transfers for contract benefits and terminations	(20,165)	(2,153)	(1,531)	(614)
Net transfers	343,932	11,700	43,352	(40,000)	(17,567)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	701,658	176,350	183,967	42,641	160,858	24,410

Total increase (decrease) in net assets	898,145	182,599	245,237	26,607	154,180	29,139

NET ASSETS:
Beginning of period	331,213	148,614	155,012	128,405	35,917	6,778

End of period	$1,229,358	$331,213	$400,249	$155,012	$190,097	$35,917

CHANGES IN UNITS OUTSTANDING:
Units issued	56,833	18,268	17,631	8,384	18,637	2,607
Units redeemed	(2,621)	(177)	(670)	(1,704)	(2,737)

Net increase (decrease)	54,212	18,091	16,961	6,680	15,900	2,607

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2017, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$8,261	$1,718
Alger Large Cap Growth Portfolio	8,690	1,348
Alger Mid Cap Growth Portfolio	1,437	964
Alger Small Cap Growth Portfolio	4	1,712
ALPS Alerian Energy Infrastructure Portfolio	252,641	87,854
ALPS Red Rocks Listed Private Equity Portfolio	75,533	297
American Century Investments VP Inflation Protection Fund	56,070	19,186
American Century Investments VP Mid Cap Value Fund	161,888	22,858
American Century Investments VP Value Fund	270,003	119,336
American Funds IS Global Growth and Income Fund	15,702	31
American Funds IS International Fund	423,976	20,008
American Funds IS New World Fund	50,303	8,047
BlackRock Global Allocation VI Fund	143,734	6,803
BlackRock High Yield VI Fund	137,591	16,286
Clearbridge Variable Large Cap Growth Portfolio	27,587	37
Clearbridge Variable Small Cap Growth Portfolio	61,512	8,721
Columbia Variable Portfolio - Seligman Global Technology Fund	92,348	11,298
Delaware VIP Emerging Markets Series	372,426	525,198
Delaware VIP International Value Equity Series	14,831	8,129
Delaware VIP REIT Series	46,331	29,024
Delaware VIP Small Cap Value Series	194,692	12,861
Deutsche Capital Growth VIP	60,279	74,778
Deutsche Global Small Cap VIP	1	8
Dreyfus IP Technology Growth Portfolio	3,415	609
Dreyfus Socially Responsible Growth Fund, Inc	545	174
Dreyfus VIF Growth and Income Portfolio	2,602	1,174
Eaton Vance VT Floating-Rate Income Fund	134,828	3,815
Federated High Income Bond Fund II	86,553	162
Fidelity VIP Asset Manager Portfolio	21,329	4,587
Fidelity VIP Balanced Portfolio	175,518	2,168
Fidelity VIP Contrafund Portfolio	382	86
Fidelity VIP Government Money Market Portfolio	418	1,230
Fidelity VIP Growth Opportunities Portfolio	2,025	1,178
Fidelity VIP Growth Portfolio	1,277	1,741
Fidelity VIP High Income Portfolio	3,352	1,196
Fidelity VIP Index 500 Portfolio	2,521	2,299
Fidelity VIP International Capital Appreciation Portfolio	30,678	235
Fidelity VIP Investment Grade Bond Portfolio	349	176
Fidelity VIP Overseas Portfolio	1,033	929
First Trust/Dow Jones Dividend & Income Allocation Portfolio	8,254	27
Franklin Income VIP Fund	587,691	253,003
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	2,568	378
Goldman Sachs VIT US Equity Insights Fund	6,796	1,249
Great-West Aggressive Profile Fund	78,306	119
Great-West Ariel Mid Cap Value Fund	4,298	471
Great-West Bond Index Fund	129,672	126,702
Great-West Conservative Profile Fund Class L	597,914	5,838
Great-West Conservative Profile Fund Investor Class	1,098,465	336,410
Great-West Conservative Profile I Fund	375,471	700,812

Investment Division	Purchases	Sales
Great-West Core Bond Fund	$9,995	$405
Great-West Goldman Sachs Mid Cap Value Fund	124,189	2,421
Great-West Government Money Market Fund	5,002,476	6,125,998
Great-West International Index Fund	252,021	152,877
Great-West Invesco Small Cap Value Fund	168,455	26,138
Great-West Lifetime 2020 Fund	187,770	115
Great-West Lifetime 2025 Fund	258,905	1,474
Great-West Lifetime 2030 Fund	209,715	152
Great-West Lifetime 2035 Fund	11,980	447
Great-West Lifetime 2040 Fund	11,177	13
Great-West Loomis Sayles Bond Fund	293,202	28,029
Great-West Loomis Sayles Small Cap Value Fund	127,115	36,127
Great-West MFS International Growth Fund	17,247	157
Great-West MFS International Value Fund	110,010	27,993
Great-West Moderate Profile Fund Class L	2,542,531	10,117
Great-West Moderate Profile Fund Investor Class	4,392,366	144,112
Great-West Moderate Profile I Fund	2,069,685	3,899,984
Great-West Moderately Aggressive Profile Fund	1,185,382	1,995
Great-West Moderately Aggressive Profile I Fund	179,482	542,773
Great-West Moderately Conservative Profile Fund Class L	666,975	6,702
Great-West Moderately Conservative Profile Fund Investor Class	329,327	3,767
Great-West Moderately Conservative Profile I Fund	114,653	235,657
Great-West Multi-Manager Large Cap Growth Fund	91,255	2,976
Great-West Multi-Manager Small Cap Growth Fund	8,214	5,206
Great-West Putnam Equity Income Fund	290,970	54,839
Great-West Putnam High Yield Bond Fund	297,302	128,962
Great-West Real Estate Index Fund	128,085	5,754
Great-West S&P 500® Index Fund	4,128,633	1,230,443
Great-West S&P Mid Cap 400® Index Fund	1,145,246	55,791
Great-West S&P Small Cap 600® Index Fund	1,049,735	82,418
Great-West SecureFoundation® Balanced Fund	4,374,112	477,452
Great-West Short Duration Bond Fund	1,041,138	87,714
Great-West Stock Index Fund	318,749	648,670
Great-West T. Rowe Price Mid Cap Growth Fund	221,568	31,362
Great-West Templeton Global Bond Fund	23,476	722
Great-West U.S. Government Securities Fund	536,279	42,231
Invesco V.I. Global Real Estate Fund	3,650	14,039
Invesco V.I. Growth & Income Fund	512,077	36,354
Invesco V.I. International Growth Fund	30,671	989
Invesco V.I. Small Cap Equity Fund	9,743	83
Ivy VIP Energy Fund	101,423	18,381
Janus Henderson VIT Balanced Portfolio	2,524,995	61,867
Janus Henderson VIT Enterprise Portfolio	161,990	136,058
Janus Henderson VIT Flexible Bond Portfolio	39,046	4,528
Janus Henderson VIT Overseas Portfolio	979	821
Lord Abbett Series Developing Growth Portfolio	325	134
MFS VIT II Blended Research Core Equity Portfolio	457	158
MFS VIT II Technology Portfolio	759,990	772,693
MFS VIT III Blended Research Small Cap Equity Portfolio	26,755	38

Investment Division	Purchases	Sales
Neuberger Berman AMT Socially Responsive Portfolio	$640	$39
NVIT Emerging Markets Fund	50	122
Oppenheimer Main Street Small Cap Fund	106,088	42,688
Pimco VIT Commodity RealReturn Strategy Portfolio	19,386	1,131
Pimco VIT Long Term US Government Portfolio	20,656	23,225
Pimco VIT Low Duration Portfolio	3,981	38,234
Pimco VIT Real Return Portfolio	-	7,812
Pimco VIT Total Return Portfolio	88,831	140,752
Putnam VT American Government Income Fund	15,868	60
Putnam VT Capital Opportunities Fund	13,364	62
Putnam VT Equity Income Fund	58,328	457
Putnam VT Global Asset Allocation Fund	-	8,224
Putnam VT Global Equity Fund	3,928	24
Putnam VT Growth and Income Fund	20,903	58,534
Putnam VT Growth Opportunities Fund	326,975	35,045
Putnam VT Income Fund	20,242	493
Putnam VT International Equity Fund	51,754	152
Putnam VT International Growth Fund	3,446	178,203
Putnam VT Investors Fund	2,939	1,016
Putnam VT Small Cap Value Fund	130,772	282,879
T. Rowe Price Blue Chip Growth Portfolio	750,878	40,122
T. Rowe Price Health Sciences Portfolio	207,600	9,745
Van Eck VIP Global Hard Assets Fund	184,897	25,845

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant’s account in the Varifund contract a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks and Administrative Charges

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund contract equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II-5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
ALGER CAPITAL APPRECIATION PORTFOLIO
2017	1		$126.94	to	$126.94	$136	0.17%	1.40%	to	1.40%	29.27%	to	29.27%
2016	1		$98.18	to	$98.18	$105	0.19%	1.40%	to	1.40%	(0.89)%	to	(0.89)%
2015	1		$99.06	to	$99.06	$106	0.08%	1.40%	to	1.40%	4.71%	to	4.71%
2014	1		$94.60	to	$94.60	$101	0.10%	1.40%	to	1.40%	12.18%	to	12.18%
2013	1		$84.33	to	$84.33	$90	0.38%	1.40%	to	1.40%	33.31%	to	33.31%
ALGER LARGE CAP GROWTH PORTFOLIO
2017	1		$126.47	to	$126.47	$96	0.00%	1.40%	to	1.40%	26.69%	to	26.69%
2016	1		$99.89	to	$99.89	$76	0.00%	1.40%	to	1.40%	(2.20)%	to	(2.20)%
2015	1		$102.14	to	$102.14	$77	0.00%	1.40%	to	1.40%	0.30%	to	0.30%
2014	1		$101.84	to	$101.84	$77	0.16%	1.40%	to	1.40%	9.45%	to	9.45%
2013	1		$93.05	to	$93.05	$70	0.64%	1.40%	to	1.40%	33.21%	to	33.21%
ALGER MID CAP GROWTH PORTFOLIO
2017	1		$89.85	to	$89.85	$60	0.00%	1.40%	to	1.40%	28.00%	to	28.00%
2016	1		$70.23	to	$70.23	$47	0.00%	1.40%	to	1.40%	(0.43)%	to	(0.43)%
2015	1		$70.53	to	$70.53	$47	0.00%	1.40%	to	1.40%	(2.93)%	to	(2.93)%
2014	1		$72.66	to	$72.66	$49	0.00%	1.40%	to	1.40%	6.51%	to	6.51%
2013	1		$68.22	to	$68.22	$46	0.34%	1.40%	to	1.40%	33.95%	to	33.95%
ALGER SMALL CAP GROWTH PORTFOLIO
2017	2		$110.06	to	$11.68	$138	0.00%	1.20%	to	1.40%	26.95%	to	27.20%
2016	2		$86.70	to	$9.18	$109	0.00%	1.20%	to	1.40%	4.77%	to	4.97%
2015	2		$82.75	to	$8.75	$104	0.00%	1.20%	to	1.40%	(4.66)%	to	(12.55)%
2014	1		$86.80	to	$86.80	$96	0.00%	1.40%	to	1.40%	(0.96)%	to	(0.96)%
2013	1		$87.64	to	$87.64	$97	0.00%	1.40%	to	1.40%	32.39%	to	32.39%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2017	17		$11.90	to	$11.90	$203	2.06%	1.20%	to	1.20%	(2.02)%	to	(2.02)%
2016	4		$12.15	to	$12.15	$47	2.36%	1.20%	to	1.20%	21.50%	to	21.50%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 12/31/2014)
2017	7		$11.93	to	$12.40	$80	4.28%	0.45%	to	1.20%	23.47%	to	24.40%
2016	0	*	$9.66	to	$9.66	$3	0.71%	1.20%	to	1.20%	6.69%	to	6.69%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
(Effective date 10/21/2013)
2017	5		$10.34	to	$10.42	$56	2.42%	0.45%	to	1.20%	2.44%	to	3.21%
2016	2		$10.10	to	$10.10	$19	0.44%	1.20%	to	1.20%	3.15%	to	3.15%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 01/23/2012)
2017	14		$12.88	to	$22.37	$192	1.43%	0.25%	to	1.20%	10.15%	to	11.19%
2016	2		$11.69	to	$20.12	$41	0.84%	0.25%	to	1.20%	21.25%	to	22.41%
2015	1		$16.43	to	$16.43	$13	1.36%	0.25%	to	0.25%	(1.83)%	to	(1.83)%
2014	1		$16.74	to	$16.74	$23	0.55%	0.25%	to	0.25%	15.93%	to	15.93%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
(Effective date 05/01/2015)
2017	22		$12.11	to	$12.26	$264	1.57%	0.25%	to	1.20%	7.28%	to	8.30%
2016	9		$11.29	to	$11.28	$100	0.89%	0.45%	to	1.20%	18.85%	to	19.74%
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2017	1		$11.38	to	$11.38	$16	2.92%	1.20%	to	1.20%	13.78%	to	13.78%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 05/01/2015)
2017	39	$11.76	to	$13.16	$462	1.74%	0.20%	to	1.20%	30.33%	to	31.63%
2016	1	$9.02	to	$8.96	$12	0.65%	0.45%	to	1.20%	1.99%	to	2.76%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2017	5	$13.01	to	$13.01	$59	1.27%	1.20%	to	1.20%	27.53%	to	27.53%
2016	1	$10.20	to	$10.20	$12	0.68%	1.20%	to	1.20%	1.99%	to	1.99%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/16/2014)
2017	65	$10.92	to	$11.70	$712	1.42%	0.25%	to	1.20%	12.36%	to	13.43%
2016	53	$9.72	to	$10.31	$517	1.14%	0.25%	to	1.20%	2.56%	to	3.54%
2015	10	$9.93	to	$9.96	$100	1.60%	0.25%	to	0.45%	(1.44)%	to	(1.25)%
2014	8	$10.03	to	$10.03	$83	2.12%	1.20%	to	1.20%	0.27%	to	0.27%
BLACKROCK HIGH YIELD VI FUND
(Effective date 05/16/2014)
2017	28	$10.98	to	$10.70	$311	4.93%	0.20%	to	1.20%	5.83%	to	6.95%
2016	18	$10.38	to	$10.65	$186	4.86%	0.25%	to	1.20%	11.47%	to	12.53%
2015	10	$9.31	to	$9.46	$96	2.57%	0.25%	to	1.20%	(6.89)%	to	(4.06)%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2017	2	$11.38	to	$11.38	$27	0.14%	1.20%	to	1.20%	13.75%	to	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2017	7	$11.89	to	$12.37	$82	0.00%	0.20%	to	1.20%	22.44%	to	23.66%
2016	2	$9.71	to	$9.71	$23	0.00%	1.20%	to	1.20%	4.27%	to	4.27%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2017	15	$25.55	to	$25.81	$387	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	15	$19.16	to	$19.33	$295	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
2015	16	$16.27	to	$16.39	$254	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
2014	16	$14.99	to	$15.08	$242	0.00%	1.25%	to	1.40%	23.68%	to	23.91%
2013	18	$12.12	to	$12.17	$224	0.00%	1.25%	to	1.40%	24.05%	to	24.18%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 01/23/2012)
2017	8	$13.48	to	$14.19	$109	0.23%	0.25%	to	1.20%	38.56%	to	39.88%
2016	16	$9.73	to	$10.05	$165	0.83%	0.45%	to	1.20%	12.32%	to	13.17%
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/22/2016)
2017	1	$12.50	to	$12.50	$16	0.00%	0.45%	to	0.45%	21.64%	to	21.64%
2016	1	$10.22	to	$10.22	$8	0.00%	1.20%	to	1.20%	2.22%	to	2.22%
DELAWARE VIP REIT SERIES
(Effective date 01/23/2012)
2017	11	$12.94	to	$10.11	$123	1.23%	0.20%	to	1.20%	0.06%	to	1.06%
2016	11	$10.84	to	$15.81	$122	0.66%	0.45%	to	1.20%	4.35%	to	5.14%
2015	3	$12.40	to	$10.38	$28	0.00%	1.20%	to	1.20%	2.29%	to	3.84%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 10/21/2013)
2017	15	$13.14	to	$11.15	$203	0.57%	0.20%	to	1.20%	10.43%	to	11.53%
2016	1	$11.90	to	$11.90	$9	0.00%	1.20%	to	1.20%	29.52%	to	29.52%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
DEUTSCHE CAPITAL GROWTH VIP
(Effective date 01/23/2012)
2017	7		$12.48	to	$23.02	$94	0.62%	0.25%	to	1.20%	24.47%	to	25.66%
2016	7		$10.02	to	$18.32	$95	0.43%	0.25%	to	1.20%	2.76%	to	3.74%
2015	2		$17.52	to	$17.66	$43	0.13%	0.25%	to	0.45%	7.85%	to	8.06%
2014	1		$16.35	to	$16.35	$13	0.00%	0.25%	to	0.25%	12.45%	to	12.45%
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
(Effective date 01/23/2012)
2017	5		$14.34	to	$23.71	$80	0.00%	0.25%	to	1.20%	40.66%	to	42.01%
2016	5		$10.20	to	$16.70	$57	0.00%	0.25%	to	1.20%	3.15%	to	4.13%
2015	4		$11.58	to	$16.04	$51	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2014	4		$11.07	to	$15.18	$45	0.00%	0.25%	to	1.20%	5.33%	to	6.30%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2017	0	*	$58.48	to	$58.48	$6	1.12%	1.40%	to	1.40%	13.73%	to	13.73%
2016	0	*	$51.39	to	$51.39	$6	1.27%	1.40%	to	1.40%	8.84%	to	8.84%
2015	0	*	$47.21	to	$47.21	$5	1.02%	1.40%	to	1.40%	(4.54)%	to	(4.54)%
2014	0	*	$49.46	to	$49.46	$5	1.03%	1.40%	to	1.40%	11.88%	to	11.88%
2013	0	*	$44.21	to	$44.21	$5	1.20%	1.40%	to	1.40%	32.48%	to	32.48%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2017	1		$63.50	to	$63.50	$55	0.75%	1.40%	to	1.40%	18.05%	to	18.05%
2016	1		$53.80	to	$53.80	$47	1.22%	1.40%	to	1.40%	8.51%	to	8.51%
2015	1		$49.58	to	$49.58	$43	0.86%	1.40%	to	1.40%	0.17%	to	0.17%
2014	1		$49.50	to	$49.50	$43	0.79%	1.40%	to	1.40%	8.55%	to	8.55%
2013	1		$45.60	to	$45.60	$40	0.91%	1.40%	to	1.40%	34.87%	to	34.87%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2017	24		$10.66	to	$10.32	$252	3.23%	0.20%	to	1.20%	2.19%	to	3.22%
2016	12		$10.43	to	$10.43	$121	1.60%	1.20%	to	1.20%	4.34%	to	4.34%
FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2017	8		$10.21	to	$10.21	$87	0.00%	1.20%	to	1.20%	2.06%	to	2.06%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2017	3		$52.30	to	$54.58	$170	1.89%	1.25%	to	1.40%	12.52%	to	12.69%
2016	3		$46.48	to	$48.43	$153	1.50%	1.25%	to	1.40%	1.64%	to	1.79%
2015	3		$45.73	to	$47.58	$153	1.58%	1.25%	to	1.40%	(1.25)%	to	(1.10)%
2014	3		$46.31	to	$48.11	$157	1.47%	1.25%	to	1.40%	4.37%	to	4.52%
2013	4		$44.37	to	$46.03	$160	1.49%	1.25%	to	1.40%	14.09%	to	14.28%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2017	16		$10.80	to	$10.80	$174	0.67%	1.20%	to	1.20%	8.05%	to	8.05%
FIDELITY VIP CONTRAFUND PORTFOLIO
2017	0	*	$84.13	to	$84.13	$7	1.01%	1.40%	to	1.40%	20.19%	to	20.19%
2016	0	*	$70.00	to	$70.00	$6	0.83%	1.40%	to	1.40%	6.51%	to	6.51%
2015	0	*	$65.72	to	$65.72	$5	1.04%	1.40%	to	1.40%	(0.73)%	to	(0.73)%
2014	0	*	$66.21	to	$66.21	$5	0.98%	1.40%	to	1.40%	10.41%	to	10.41%
2013	0	*	$59.97	to	$59.97	$5	1.11%	1.40%	to	1.40%	29.47%	to	29.47%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017	2		$14.46	to	$14.46	$31	0.67%	1.40%	to	1.40%	(0.73)%	to	(0.73)%
2016	2		$14.56	to	$14.56	$32	0.20%	1.40%	to	1.40%	(1.19)%	to	(1.19)%
2015	3		$14.74	to	$15.22	$39	0.03%	1.25%	to	1.40%	(1.36)%	to	(1.22)%
2014	3		$14.94	to	$15.41	$41	0.01%	1.25%	to	1.40%	(1.39)%	to	(1.22)%
2013	3		$15.15	to	$15.60	$42	0.03%	1.25%	to	1.40%	(1.37)%	to	(1.20)%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2017	0	*	$45.86	to	$45.86	$17	0.31%	1.40%	to	1.40%	32.65%	to	32.65%
2016	0	*	$34.57	to	$34.57	$13	0.33%	1.40%	to	1.40%	(1.06)%	to	(1.06)%
2015	0	*	$34.94	to	$34.94	$15	0.18%	1.40%	to	1.40%	4.14%	to	4.14%
2014	0	*	$33.55	to	$33.55	$15	0.23%	1.40%	to	1.40%	10.65%	to	10.65%
2013	0	*	$30.32	to	$30.32	$14	0.31%	1.40%	to	1.40%	35.96%	to	35.96%
FIDELITY VIP GROWTH PORTFOLIO
2017	0	*	$136.15	to	$136.15	$15	0.22%	1.40%	to	1.40%	33.26%	to	33.26%
2016	0	*	$102.16	to	$102.16	$12	0.04%	1.40%	to	1.40%	(0.60)%	to	(0.60)%
2015	0	*	$102.78	to	$102.78	$14	0.25%	1.40%	to	1.40%	5.68%	to	5.68%
2014	0	*	$97.25	to	$97.25	$16	0.16%	1.40%	to	1.40%	9.75%	to	9.75%
2013	0	*	$88.61	to	$88.61	$20	0.29%	1.40%	to	1.40%	34.46%	to	34.46%
FIDELITY VIP HIGH INCOME PORTFOLIO
2017	1		$59.74	to	$59.74	$59	5.35%	1.40%	to	1.40%	5.45%	to	5.45%
2016	1		$56.66	to	$56.66	$56	5.45%	1.40%	to	1.40%	13.02%	to	13.02%
2015	1		$50.13	to	$50.13	$50	6.55%	1.40%	to	1.40%	(4.97)%	to	(4.97)%
2014	1		$52.75	to	$52.75	$53	5.49%	1.40%	to	1.40%	(0.25)%	to	(0.25)%
2013	1		$52.88	to	$52.88	$58	5.87%	1.40%	to	1.40%	4.46%	to	4.46%
FIDELITY VIP INDEX 500 PORTFOLIO
2017	0	*	$362.14	to	$362.14	$118	1.82%	1.40%	to	1.40%	20.02%	to	20.02%
2016	0	*	$301.74	to	$301.74	$99	1.50%	1.40%	to	1.40%	10.31%	to	10.31%
2015	0	*	$273.55	to	$273.55	$90	1.79%	1.40%	to	1.40%	(0.08)%	to	(0.08)%
2014	0	*	$273.76	to	$273.76	$126	1.67%	1.40%	to	1.40%	11.99%	to	11.99%
2013	0	*	$244.44	to	$244.44	$113	1.94%	1.40%	to	1.40%	30.41%	to	30.41%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2017	3		$11.69	to	$11.77	$32	0.44%	0.20%	to	1.20%	16.90%	to	17.68%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2017	0	*	$32.96	to	$32.96	$12	2.41%	1.40%	to	1.40%	2.77%	to	2.77%
2016	0	*	$32.09	to	$32.09	$12	2.37%	1.40%	to	1.40%	3.29%	to	3.29%
2015	0	*	$31.07	to	$31.07	$12	2.60%	1.40%	to	1.40%	(1.98)%	to	(1.98)%
2014	0	*	$31.69	to	$31.69	$12	2.20%	1.40%	to	1.40%	4.35%	to	4.35%
2013	0	*	$30.37	to	$30.37	$11	2.38%	1.40%	to	1.40%	(3.16)%	to	(3.16)%
FIDELITY VIP OVERSEAS PORTFOLIO
2017	2		$41.73	to	$41.73	$73	1.45%	1.40%	to	1.40%	28.48%	to	28.48%
2016	2		$32.48	to	$32.48	$57	1.47%	1.40%	to	1.40%	(6.38)%	to	(6.38)%
2015	2		$34.69	to	$34.69	$61	1.36%	1.40%	to	1.40%	2.19%	to	2.19%
2014	2		$33.95	to	$33.95	$60	1.36%	1.40%	to	1.40%	(9.35)%	to	(9.35)%
2013	2		$37.45	to	$37.45	$66	1.41%	1.40%	to	1.40%	28.61%	to	28.61%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2017	1		$10.82	to	$10.82	$8	1.26%	1.20%	to	1.20%	8.27%	to	8.27%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
FRANKLIN INCOME VIP FUND
(Effective date 12/31/2014)
2017	57		$11.30	to	$11.30	$641	3.54%	1.20%	to	1.20%	8.25%	to	8.25%
2016	28		$10.44	to	$10.21	$284	4.70%	0.45%	to	1.20%	12.51%	to	13.35%
2015	3		$9.28	to	$9.28	$26	0.00%	1.20%	to	1.20%	(7.21)%	to	(7.21)%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 12/31/2014)
2017	5		$9.63	to	$9.88	$44	2.05%	0.25%	to	1.20%	3.90%	to	4.88%
2016	4		$9.27	to	$9.42	$41	0.79%	0.25%	to	1.20%	(0.92)%	to	0.02%
2015	4		$9.35	to	$9.42	$36	1.89%	0.25%	to	1.20%	(6.46)%	to	(5.81)%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
(Effective date 04/22/2016)
2017	0	*	$13.18	to	$13.18	$5	1.09%	1.20%	to	1.20%	22.32%	to	22.32%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2017	7		$11.19	to	$11.19	$76	2.64%	1.20%	to	1.20%	11.89%	to	11.89%
GREAT-WEST ARIEL MID CAP VALUE FUND
(Effective date 01/23/2012)
2017	4		$13.49	to	$11.37	$42	2.39%	1.20%	to	1.20%	13.64%	to	13.64%
2016	4		$11.87	to	$10.01	$37	0.97%	1.20%	to	1.20%	11.70%	to	11.70%
2015	1		$10.62	to	$16.48	$9	0.85%	0.25%	to	1.20%	(7.21)%	to	(6.33)%
2014	0	*	$17.59	to	$17.59	$8	0.61%	0.25%	to	0.25%	7.52%	to	7.52%
2013	4		$16.36	to	$16.36	$74	0.88%	0.25%	to	0.25%	48.32%	to	48.32%
GREAT-WEST BOND INDEX FUND
(Effective date 01/23/2012)
2017	17		$10.25	to	$11.15	$184	0.86%	0.25%	to	1.20%	1.83%	to	2.79%
2016	17		$10.07	to	$10.84	$182	0.95%	0.25%	to	1.20%	0.73%	to	1.69%
2015	9		$9.99	to	$10.66	$97	0.42%	0.25%	to	1.20%	(0.08)%	to	(0.02)%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2017	57		$10.33	to	$10.33	$588	0.98%	1.20%	to	1.20%	3.25%	to	3.25%
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2017	73		$10.34	to	$10.41	$758	1.16%	0.25%	to	1.20%	3.41%	to	4.07%
GREAT-WEST CORE BOND FUND
(Effective date 01/23/2012)
2017	9		$10.45	to	$10.37	$101	1.93%	0.20%	to	1.20%	2.66%	to	3.68%
2016	8		$10.18	to	$11.13	$90	2.33%	0.25%	to	1.20%	3.46%	to	4.44%
2015	7		$9.84	to	$10.66	$73	2.00%	0.25%	to	1.20%	(1.62)%	to	(1.41)%
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
(Effective date 12/31/2014)
2017	10		$12.88	to	$12.88	$133	11.59%	1.20%	to	1.20%	15.59%	to	15.59%
2016	1		$11.14	to	$11.14	$13	3.64%	1.20%	to	1.20%	18.86%	to	18.86%
2015	0	*	$9.37	to	$9.37	$1	3.03%	1.20%	to	1.20%	(6.27)%	to	(6.27)%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
(Effective date 01/23/2012)
2017	361		$9.55	to	$10.02	$3,570	0.33%	0.20%	to	1.20%	(0.78)%	to	0.21%
2016	478		$9.83	to	$9.88	$4,693	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.25)%
2015	290		$9.95	to	$9.90	$2,874	0.00%	0.25%	to	1.20%	(0.55)%	to	(0.25)%
2014	300		$9.87	to	$9.93	$2,979	0.00%	0.25%	to	0.45%	(0.40)%	to	(0.20)%
2013	39		$9.91	to	$9.95	$388	0.00%	0.25%	to	0.45%	(0.50)%	to	(0.30)%
(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)							(a)		(b)
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 01/23/2012)
2017	45		$11.05	to	$15.51	$584		1.76%	0.25%	to	1.20%	23.14%	to	24.31%
2016	35		$8.97	to	$12.47	$388		2.10%	0.25%	to	1.20%	(0.55)%	to	0.40%
2015	25		$9.02	to	$12.42	$303		0.98%	0.25%	to	1.20%	(9.80)%	to	(1.33)%
2014	22		$12.52	to	$12.52	$269		5.52%	0.45%	to	0.45%	(6.57)%	to	(6.57)%
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 12/31/2014)
2017	13		$11.65	to	$12.02	$147		0.28%	0.25%	to	1.20%	5.54%	to	6.54%
2016	1		$11.04	to	$11.04	$9		0.00%	1.20%	to	1.20%	22.11%	to	22.11%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2017	16		$11.55	to	$11.55	$185		2.24%	1.20%	to	1.20%	11.10%	to	11.10%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2017	28		$11.73	to	$11.73	$333		3.47%	1.20%	to	1.20%	12.78%	to	12.78%
2016	7		$10.40	to	$10.40	$73		1.15%	1.20%	to	1.20%	4.04%	to	4.04%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2017	17		$12.08	to	$12.08	$207		8.87%	1.20%	to	1.20%	14.79%	to	14.79%
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2017	16		$12.47	to	$12.47	$194		1.80%	0.25%	to	0.25%	18.07%	to	18.07%
2016	16		$10.56	to	$10.56	$164		1.18%	0.25%	to	0.25%	5.63%	to	5.63%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2017	1		$12.55	to	$12.55	$11		2.73%	1.20%	to	1.20%	18.11%	to	18.11%
GREAT-WEST LOOMIS SAYLES BOND FUND
(Effective date 01/23/2012)
2017	53		$10.92	to	$13.69	$620		1.86%	0.25%	to	1.20%	5.00%	to	6.01%
2016	28		$10.40	to	$12.92	$337		2.34%	0.25%	to	1.20%	10.07%	to	11.10%
2015	21		$9.50	to	$11.63	$232		2.59%	0.25%	to	1.20%	(7.66)%	to	(6.78)%
2014	8		$12.40	to	$12.47	$95		3.02%	0.25%	to	0.45%	2.99%	to	3.14%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
(Effective date 01/23/2012)
2017	19		$12.38	to	$20.52	$238		0.07%	0.25%	to	1.20%	8.43%	to	9.47%
2016	11		$11.42	to	$18.74	$142		0.07%	0.25%	to	1.20%	24.32%	to	25.52%
2015	2		$9.19	to	$14.93	$27		0.15%	0.25%	to	1.20%	(8.14)%	to	(3.70)%
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
(Effective date 10/21/2013)
2017	2		$11.11	to	$11.11	$19		1.09%	1.20%	to	1.20%	25.11%	to	25.11%
GREAT-WEST MFS INTERNATIONAL VALUE FUND
(Effective date 01/23/2012)
2017	24		$12.39	to	$17.78	$308		1.12%	0.25%	to	1.20%	24.97%	to	26.16%
2016	17		$9.92	to	$14.10	$181		1.18%	0.25%	to	1.20%	2.65%	to	3.62%
2015	3		$9.66	to	$13.60	$43		1.04%	0.25%	to	1.20%	(3.39)%	to	6.19%
2014	0	*	$12.81	to	$12.81	$0	*	0.00%	0.25%	to	0.25%	0.71%	to	0.71%
2013	0	*	$12.72	to	$12.72	$0	*	0.00%	0.25%	to	0.25%	17.02%	to	17.02%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2017	236		$10.68	to	$10.68	$2,516		2.32%	1.20%	to	1.20%	6.84%	to	6.84%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2017	392	$10.71	to	$10.78	$4,205	2.01%	0.25%	to	1.20%	7.09%	to	7.78%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2017	109	$10.86	to	$10.93	$1,185	2.05%	0.25%	to	1.20%	8.61%	to	9.30%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2017	63	$10.49	to	$10.49	$659	2.15%	1.20%	to	1.20%	4.94%	to	4.94%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2017	31	$10.52	to	$10.52	$327	1.87%	1.20%	to	1.20%	5.21%	to	5.21%
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2017	9	$13.20	to	$12.98	$116	1.58%	0.20%	to	1.20%	28.51%	to	29.79%
2016	2	$10.27	to	$10.27	$24	0.00%	1.20%	to	1.20%	2.73%	to	2.73%
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2017	2	$13.25	to	$13.25	$20	0.00%	1.20%	to	1.20%	20.05%	to	20.05%
2016	1	$11.03	to	$11.03	$15	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST PUTNAM EQUITY INCOME FUND
(Effective date 10/21/2013)
2017	24	$12.19	to	$16.76	$306	0.57%	0.45%	to	1.20%	17.31%	to	18.19%
2016	5	$10.39	to	$10.39	$56	0.00%	1.20%	to	1.20%	11.78%	to	11.78%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
(Effective date 01/23/2012)
2017	39	$11.11	to	$14.32	$448	6.23%	0.25%	to	1.20%	5.36%	to	6.36%
2016	24	$10.55	to	$13.47	$282	6.35%	0.25%	to	1.20%	14.17%	to	15.25%
2015	3	$9.61	to	$11.59	$29	4.49%	0.45%	to	1.20%	(5.83)%	to	(5.12)%
2014	1	$12.22	to	$12.22	$13	4.52%	0.45%	to	0.45%	1.66%	to	1.66%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 05/01/2013)
2017	24	$11.08	to	$12.99	$274	0.97%	0.25%	to	1.20%	1.87%	to	2.84%
2016	14	$10.88	to	$12.63	$156	1.81%	0.25%	to	1.20%	4.56%	to	5.56%
2015	4	$10.41	to	$11.97	$42	3.18%	0.25%	to	1.20%	4.06%	to	3.42%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 01/23/2012)
2017	391	$15.52	to	$12.09	$5,716	0.94%	0.20%	to	1.20%	19.74%	to	20.93%
2016	163	$10.59	to	$18.14	$2,202	1.04%	0.25%	to	1.20%	9.94%	to	10.99%
2015	71	$11.79	to	$16.35	$1,107	1.29%	0.25%	to	1.20%	(0.46)%	to	0.50%
2014	45	$16.17	to	$16.27	$736	1.10%	0.25%	to	0.45%	12.06%	to	12.75%
2013	2	$14.43	to	$14.43	$26	2.49%	0.25%	to	0.25%	31.30%	to	31.30%
GREAT-WEST S&P MID CAP 400® INDEX FUND
(Effective date 01/23/2012)
2017	136	$12.47	to	$11.54	$1,841	0.65%	0.20%	to	1.20%	14.27%	to	15.41%
2016	53	$10.91	to	$18.50	$647	0.59%	0.25%	to	1.20%	18.54%	to	19.67%
2015	15	$9.20	to	$15.46	$192	0.94%	0.25%	to	1.20%	(7.98)%	to	(3.02)%
2014	8	$15.84	to	$15.94	$127	0.90%	0.25%	to	0.45%	8.72%	to	8.95%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)							(a)		(b)
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
(Effective date 01/23/2012)
2017	107		$12.77	to	$11.25	$1,612		1.96%	0.20%	to	1.20%	11.41%	to	12.52%
2016	43		$11.46	to	$19.67	$619		1.05%	0.25%	to	1.20%	24.24%	to	25.42%
2015	16		$9.22	to	$15.69	$242		1.21%	0.25%	to	1.20%	(7.77)%	to	(2.78)%
2014	11		$16.04	to	$16.13	$184		1.59%	0.25%	to	0.45%	4.70%	to	4.88%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 01/23/2012)
2017	1,095		$12.48	to	$11.24	$12,753		2.15%	0.20%	to	1.20%	11.30%	to	12.41%
2016	777		$10.26	to	$14.05	$8,114		2.57%	0.25%	to	1.20%	7.07%	to	8.09%
2015	174		$10.47	to	$13.00	$1,703		1.94%	0.25%	to	1.20%	(2.06)%	to	(1.12)%
2014	0	*	$13.15	to	$13.15	$0	*	0.00%	0.25%	to	0.25%	5.71%	to	5.71%
2013	0	*	$12.44	to	$12.44	$0	*	0.00%	0.25%	to	0.25%	15.51%	to	15.51%
GREAT-WEST SHORT DURATION BOND FUND
(Effective date 01/23/2012)
2017	99		$10.05	to	$10.18	$1,049		1.03%	0.20%	to	1.20%	0.74%	to	1.76%
2016	9		$9.97	to	$10.79	$95		1.47%	0.25%	to	1.20%	0.49%	to	1.45%
2015	5		$10.56	to	$10.64	$55		1.07%	0.25%	to	0.45%	0.09%	to	0.28%
2014	10		$9.97	to	$10.55	$99		1.10%	0.45%	to	1.20%	(0.20)%	to	0.57%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 01/23/2012)
2017	23		$12.45	to	$23.00	$408		0.33%	0.25%	to	1.20%	22.96%	to	24.12%
2016	11		$10.12	to	$18.53	$176		0.05%	0.25%	to	1.20%	4.91%	to	5.92%
2015	10		$9.65	to	$17.49	$154		0.02%	0.25%	to	1.20%	(3.52)%	to	6.25%
2014	4		$16.37	to	$16.46	$62		1.21%	0.25%	to	0.45%	12.28%	to	12.51%
GREAT-WEST TEMPLETON GLOBAL BOND FUND
(Effective date 10/21/2013)
2017	7		$9.69	to	$9.69	$71		1.63%	1.20%	to	1.20%	0.74%	to	0.74%
2016	5		$9.62	to	$9.62	$48		0.00%	1.20%	to	1.20%	1.75%	to	1.75%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
(Effective date 01/23/2012)
2017	55		$10.83	to	$10.20	$582		1.25%	0.20%	to	0.45%	1.76%	to	2.01%
2016	8		$10.64	to	$10.75	$87		1.51%	0.25%	to	0.45%	0.78%	to	0.97%
2015	6		$10.64	to	$10.64	$59		2.15%	0.25%	to	0.25%	0.55%	to	0.55%
INVESCO V.I. GLOBAL REAL ESTATE FUND
(Effective date 10/21/2013)
2017	2		$10.85	to	$11.78	$25		2.90%	1.00%	to	1.20%	11.39%	to	11.58%
2016	3		$9.74	to	$10.56	$33		0.04%	1.00%	to	1.20%	0.61%	to	0.82%
2015	0	*	$10.47	to	$10.47	$1		3.76%	1.00%	to	1.00%	(2.70)%	to	(2.70)%
INVESCO V.I. GROWTH & INCOME FUND
(Effective date 01/23/2012)
2017	38		$12.23	to	$11.38	$616		1.61%	0.20%	to	1.20%	12.68%	to	13.81%
2016	6		$10.85	to	$18.38	$110		0.80%	0.25%	to	1.20%	18.00%	to	19.13%
2015	4		$15.31	to	$15.43	$63		3.15%	0.25%	to	0.45%	(3.74)%	to	(3.55)%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 01/23/2012)
2017	12		$10.91	to	$15.34	$163		1.35%	0.25%	to	1.20%	21.27%	to	22.42%
2016	9		$8.99	to	$12.53	$108		1.20%	0.25%	to	1.20%	(1.88)%	to	(0.95)%
2015	7		$12.65	to	$12.65	$87		1.51%	0.25%	to	0.25%	(2.86)%	to	(2.86)%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 10/21/2013)
2017	1		$10.92	to	$10.92	$10		0.00%	1.20%	to	1.20%	12.38%	to	12.38%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2017	11		$10.29	to	$10.29	$118	1.09%	1.20%	to	1.20%	(13.68)%	to	(13.68)%
2016	4		$11.92	to	$11.98	$43	0.00%	0.45%	to	1.20%	19.19%	to	19.80%
JANUS HENDERSON VIT BALANCED PORTFOLIO
(Effective date 01/23/2012)
2017	245		$11.78	to	$11.79	$3,039	1.41%	0.20%	to	1.20%	16.73%	to	17.90%
2016	26		$10.09	to	$14.67	$379	2.02%	0.25%	to	1.20%	3.08%	to	4.07%
2015	23		$9.79	to	$14.09	$313	1.17%	0.25%	to	1.20%	(2.13)%	to	0.16%
2014	5		$14.07	to	$14.07	$64	1.51%	0.25%	to	0.25%	7.98%	to	7.98%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 05/01/2015)
2017	12		$13.40	to	$12.69	$167	0.45%	0.20%	to	1.20%	25.58%	to	26.85%
2016	11		$10.67	to	$10.87	$118	0.02%	0.45%	to	1.20%	10.76%	to	11.60%
2015	0	*	$9.64	to	$9.64	$3	0.24%	1.20%	to	1.20%	(3.64)%	to	(3.64)%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
(Effective date 10/21/2013)
2017	17		$10.22	to	$10.32	$180	2.47%	0.20%	to	1.20%	2.13%	to	3.15%
2016	14		$10.01	to	$10.01	$145	2.39%	1.20%	to	1.20%	1.00%	to	1.00%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO 2017	3		$21.79	to	$21.79	$65	1.66%	1.40%	to	1.40%	29.30%	to	29.30%
2016	3		$16.85	to	$16.85	$50	4.68%	1.40%	to	1.40%	(7.75)%	to	(7.75)%
2015	3		$18.27	to	$18.27	$54	0.60%	1.40%	to	1.40%	(9.86)%	to	(9.86)%
2014	3		$20.27	to	$20.27	$60	5.83%	1.40%	to	1.40%	(13.08)%	to	(13.08)%
2013	3		$23.32	to	$23.32	$69	3.15%	1.40%	to	1.40%	12.98%	to	12.98%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
(Effective date 05/16/2014)
2017	2		$12.62	to	$13.06	$25	0.00%	0.25%	to	1.20%	28.38%	to	29.59%
2016	2		$9.83	to	$10.08	$19	0.00%	0.25%	to	1.20%	(3.77)%	to	(2.85)%
2015	2		$10.22	to	$10.38	$20	0.00%	0.25%	to	1.20%	(9.30)%	to	(8.44)%
2014	1		$11.33	to	$11.33	$9	0.00%	0.25%	to	0.25%	13.32%	to	13.32%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2017	1		$12.51	to	$12.51	$14	1.30%	1.20%	to	1.20%	19.05%	to	19.05%
2016	1		$10.51	to	$10.51	$12	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2017	57		$14.89	to	$13.84	$850	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	60		$10.87	to	$10.94	$656	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2017	3		$10.96	to	$10.96	$28	0.00%	1.20%	to	1.20%	9.62%	to	9.62%
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
(Effective date 01/23/2012)
2017	1		$20.44	to	$20.44	$17	0.35%	0.25%	to	0.25%	17.82%	to	17.82%
2016	1		$17.34	to	$17.34	$14	0.49%	0.25%	to	0.25%	9.37%	to	9.37%
2015	1		$15.85	to	$15.85	$13	0.32%	0.25%	to	0.25%	(0.84)%	to	(0.84)%
2014	1		$15.99	to	$15.99	$13	0.12%	0.25%	to	0.25%	9.82%	to	9.82%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2017	0	*	$13.39	to	$13.39	$6	0.96%	1.40%	to	1.40%	39.15%	to	39.15%
2016	0	*	$9.62	to	$9.62	$4	0.80%	1.40%	to	1.40%	(3.82)%	to	(3.82)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
OPPENHEIMER MAIN STREET SMALL CAP FUND
(Effective date 05/16/2014)
2017	11		$13.70	to	$11.67	$132	0.67%	1.20%	to	1.20%	12.56%	to	12.56%
2016	6		$12.17	to	$10.37	$63	0.05%	1.20%	to	1.20%	16.27%	to	16.26%
2015	1		$10.47	to	$10.47	$8	0.00%	1.20%	to	1.20%	(7.21)%	to	(7.21)%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 01/23/2012)
2017	6		$8.94	to	$6.12	$49	10.67%	0.25%	to	1.20%	0.83%	to	1.80%
2016	4		$8.87	to	$6.01	$33	0.53%	0.25%	to	1.20%	13.49%	to	14.58%
2015	2		$5.25	to	$5.25	$10	0.00%	0.25%	to	0.25%	(25.84)%	to	(25.84)%
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2017	4		$10.06	to	$10.06	$43	2.07%	1.20%	to	1.20%	7.56%	to	7.56%
2016	5		$9.36	to	$9.36	$43	0.80%	1.20%	to	1.20%	(6.43)%	to	(6.43)%
PIMCO VIT LOW DURATION PORTFOLIO
(Effective date 01/23/2012)
2017	29		$10.57	to	$10.57	$307	1.24%	0.45%	to	0.45%	0.79%	to	0.79%
2016	33		$9.88	to	$10.49	$341	1.37%	0.45%	to	1.20%	0.10%	to	0.85%
2015	35		$10.40	to	$10.40	$360	3.27%	0.45%	to	0.45%	(0.23)%	to	(0.23)%
2014	38		$10.43	to	$10.43	$395	0.29%	0.45%	to	0.45%	0.29%	to	0.29%
PIMCO VIT TOTAL RETURN PORTFOLIO
(Effective date 01/23/2012)
2017	35		$10.38	to	$11.78	$401	1.79%	0.25%	to	1.20%	3.57%	to	4.55%
2016	40		$10.03	to	$11.27	$442	1.94%	0.25%	to	1.20%	1.37%	to	2.32%
2015	41		$10.93	to	$11.02	$445	4.42%	0.25%	to	0.45%	(0.11)%	to	0.10%
2014	36		$10.94	to	$10.94	$397	0.94%	0.45%	to	0.45%	3.70%	to	3.70%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 10/21/2013)
2017	2		$9.84	to	$9.84	$16	0.00%	1.20%	to	1.20%	0.75%	to	0.75%
PUTNAM VT CAPITAL OPPORTUNITIES FUND
(Effective date 10/21/2013)
2017	1		$11.17	to	$11.17	$15	0.11%	1.20%	to	1.20%	6.64%	to	6.64%
2016	0	*	$10.48	to	$10.48	$1	0.83%	1.20%	to	1.20%	14.15%	to	14.15%
2015	0	*	$9.18	to	$9.18	$1	0.00%	1.20%	to	1.20%	(8.22)%	to	(8.22)%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2017	6		$11.29	to	$11.29	$66	0.00%	1.20%	to	1.20%	12.86%	to	12.86%
PUTNAM VT GLOBAL EQUITY FUND
(Effective date 12/31/2014)
2017	0	*	$11.52	to	$11.52	$4	0.00%	1.20%	to	1.20%	26.85%	to	26.85%
PUTNAM VT GROWTH OPPORTUNITIES FUND
(Effective date 12/31/2014)
2017	28		$13.01	to	$13.01	$366	0.06%	1.20%	to	1.20%	29.35%	to	29.35%
2016	5		$10.05	to	$10.05	$48	0.00%	1.20%	to	1.20%	5.24%	to	5.24%
PUTNAM VT INCOME FUND
(Effective date 12/31/2014)
2017	5		$10.24	to	$10.30	$52	3.56%	1.00%	to	1.20%	4.34%	to	4.54%
2016	3		$9.81	to	$9.85	$32	4.12%	1.00%	to	1.20%	0.78%	to	0.97%
2015	3		$9.74	to	$9.76	$26	0.00%	1.00%	to	1.20%	(2.64)%	to	(2.44)%

(Continued

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 05/01/2015)
2017	6	$10.88	to	$11.09	$62	0.21%	0.45%	to	1.20%	25.09%	to	26.01%
2016	1	$8.69	to	$8.69	$5	0.00%	1.20%	to	1.20%	(3.61)%	to	(3.61)%
PUTNAM VT INTERNATIONAL GROWTH FUND
(Effective date 01/23/2012)
2017	1	$11.77	to	$11.77	$10	2.12%	1.20%	to	1.20%	33.43%	to	33.43%
2016	13	$8.83	to	$11.93	$157	0.04%	0.45%	to	1.20%	(7.82)%	to	(7.13)%
2015	1	$9.57	to	$9.57	$8	0.00%	1.20%	to	1.20%	(0.08)%	to	(0.08)%
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2015)
2017	4	$12.58	to	$12.58	$52	1.07%	1.20%	to	1.20%	21.39%	to	21.39%
2016	4	$10.36	to	$10.36	$43	0.99%	1.20%	to	1.20%	10.72%	to	10.72%
2015	2	$9.36	to	$9.36	$18	0.00%	1.20%	to	1.20%	(6.42)%	to	(6.42)%
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 05/01/2015)
2017	8	$12.27	to	$12.27	$97	1.05%	1.20%	to	1.20%	6.59%	to	6.59%
2016	21	$11.83	to	$11.83	$249	0.00%	0.45%	to	0.45%	26.93%	to	26.93%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
(Effective date 05/16/2014)
2017	84	$13.24	to	$13.56	$1,229	0.00%	0.20%	to	1.20%	34.20%	to	35.55%
2016	30	$9.86	to	$12.45	$331	0.00%	0.25%	to	1.20%	(0.65)%	to	0.28%
2015	12	$12.26	to	$12.41	$149	0.00%	0.25%	to	1.00%	9.70%	to	10.53%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 01/23/2012)
2017	29	$12.05	to	$12.71	$400	0.00%	0.20%	to	1.20%	25.79%	to	27.05%
2016	12	$9.58	to	$23.92	$155	0.00%	0.25%	to	1.20%	(4.20)%	to	(10.94)%
2015	5	$15.57	to	$26.86	$128	0.00%	0.25%	to	1.00%	11.36%	to	12.19%
2014	7	$13.95	to	$23.94	$142	0.00%	0.25%	to	1.20%	29.65%	to	30.89%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 10/21/2013)
2017	20	$9.78	to	$6.98	$190	0.00%	1.20%	to	1.20%	(3.13)%	to	(3.14)%
2016	4	$10.09	to	$7.21	$36	0.11%	1.20%	to	1.20%	41.70%	to	41.70%
2015	1	$5.09	to	$5.09	$7	0.00%	1.20%	to	1.20%	(34.42)%	to	(34.42)%

* The Investment Division has units that round to less than 1,000 units.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2017, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2017, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 9, 2018

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 14, 2016 to December 31, 2016
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 26, 2016 to December 31, 2016
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 14, 2016 to December 31, 2016
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 6, 2016 to December 31, 2016
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2017	For the period September 19, 2017 to December 31, 2017	For the period September 19, 2017 to December 31, 2017
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period November 1, 2016 to December 31, 2016
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period September 20, 2016 to December 31, 2016

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BLACKROCK HIGH YIELD VI FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2017	For the period November 7, 2017 to December 31, 2017	For the period November 7, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 14, 2016 to December 31, 2016
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period January 21, 2016 to December 31, 2016
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 14, 2016 to December 31, 2016
DELAWARE VIP REIT SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 14, 2016 to December 31, 2016
DEUTSCHE CAPITAL GROWTH VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE GLOBAL SMALL CAP VIP	N/A	For the period January 1, 2017 to November 30, 2017	For the period January 1, 2017 to November 30, 2017 and the year ended December 31, 2016
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 12, 2016 to December 31, 2016
FEDERATED HIGH INCOME BOND FUND II	December 31, 2017	For the period July 5, 2017 to December 31, 2017	For the period July 5, 2017 to December 31, 2017
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2017	For the period October 11, 2017 to December 31, 2017	For the period October 11, 2017 to December 31, 2017
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2017	For the period May 30, 2017 to December 31, 2017	For the period May 30, 2017 to December 31, 2017
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2017	For the period July 5, 2017 to December 31, 2017.	For the period July 5, 2017 to December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

FRANKLIN INCOME VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	December 31, 2017	For the period September 18, 2017 to December 31, 2017	For the period September 18, 2017 to December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2017	For the period September 19, 2017 to December 31, 2017	For the period September 19, 2017 to December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2016 to March 8, 2016
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST BOND INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2017	For the period May 30, 2017 to December 31, 2017	For the period May 30, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2017	For the period July 5, 2017 to December 31, 2017	For the period July 5, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST CORE BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST INVESCO SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period January 21, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2020 FUND	December 31, 2017	For the period December 8, 2017 to December 31, 2017	For the period December 8, 2017 to December 31, 2017
GREAT-WEST LIFETIME 2025 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period November 10, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2025 FUND II	N/A	N/A	For the period January 1, 2016 to March 8, 2016
GREAT-WEST LIFETIME 2030 FUND	December 31, 2017	For the period September 19, 2017 to December 31, 2017	For the period September 19, 2017 to December 31, 2017
GREAT-WEST LIFETIME 2035 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period September 28, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2040 FUND	December 31, 2017	For the period November 21, 2017 to December 31, 2017	For the period November 21, 2017 to December 31, 2017
GREAT-WEST LOOMIS SAYLES BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MFS INTERNATIONAL GROWTH FUND	December 31, 2017	For the period March 8, 2017 to December 31, 2017	For the period March 8, 2017 to December 31, 2017 and the period January 21, 2016 to April 5, 2016
GREAT-WEST MFS INTERNATIONAL VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2017	For the period May 15, 2017 to December 31, 2017	For the period May 15, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2017	For the period May 26, 2017 to December 31, 2017	For the period May 26, 2017 to December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

GREAT-WEST MODERATE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2017	For the period July 11, 2017 to December 31, 2017	For the period July 11, 2017 to December 31, 2017
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2017	For the period May 30, 2017 to December 31, 2017	For the period May 30, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2017	For the period May 19, 2017 to December 31, 2017	For the period May 19, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the period September 15, 2016 to December 31, 2016
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period December 6, 2016 to December 31, 2016
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 5, 2016 to December 31, 2016
GREAT-WEST PUTNAM EQUITY INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 12, 2016 to December 31, 2016
GREAT-WEST PUTNAM HIGH YIELD BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST S&P 500® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST STOCK INDEX FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST TEMPLETON GLOBAL BOND FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 12, 2016 to December 31, 2016
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2017	For the period April 13, 2017 to December 31, 2017	For the period April 13, 2017 to December 31, 2017
IVY VIP ENERGY FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 6, 2016 to December 31, 2016
JANUS HENDERSON VIT BALANCED PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 12, 2016 to December 31, 2016

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period December 6, 2016 to December 31, 2016
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period September 7, 2016 to December 31, 2016
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2017	For the period November 14, 2017 to December 31, 2017	For the period November 14, 2017 to December 31, 2017
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NVIT DEVELOPING MARKETS FUND	N/A	N/A	For the period January 1, 2016 to August 8, 2016
NVIT EMERGING MARKETS FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 8, 2016 to December 31, 2016
OPPENHEIMER MAIN STREET SMALL CAP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 6, 2016 to December 31, 2016
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT REAL RETURN PORTFOLIO	N/A	For the period January 1, 2017 to February 1, 2017	For the period January 1, 2017 to February 1, 2017 and the period October 14, 2016 to December 31, 2016
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	December 31, 2017	For the period September 5, 2017 to December 31, 2017	For the period September 5, 2017 to December 31, 2017
PUTNAM VT CAPITAL OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT EQUITY INCOME FUND	December 31, 2017	For the period May 15, 2017 to December 31, 2017	For the period May 15, 2017 to December 31, 2017
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	N/A	For the period January 1, 2017 to January 4, 2017	For the period January 1, 2017 to January 4, 2017 and the period October 14, 2016 to December 31, 2016
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2017	For the period July 11, 2017 to December 31, 2017	For the period July 11, 2017 to December 31, 2017
PUTNAM VT GROWTH AND INCOME FUND	N/A	For the period January 1, 2017 to May 15, 2017	For the period January 1, 2017 to May 15, 2017 and the period October 26, 2016 to December 31, 2016
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period November 21, 2016 to December 31, 2016
PUTNAM VT INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period December 19, 2016 to December 31, 2016
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INVESTORS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 4, 2016 to December 31, 2016
PUTNAM VT VOYAGER FUND	N/A	N/A	For the period January 1, 2016 to November 21, 2016
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York (“Great-West” or the “Depositor”) as of December 31, 2017 and 2016, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith in the Statement of Additional Information.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (is incorporated by reference to exhibits filed with the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-32199), filed on April 29, 1997.
	(2)	Not applicable.
	(3)	Underwriting agreement between the Depositor and GWFS Equities, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(4)	(b)	Form of guaranteed lifetime withdrawal benefit rider is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(4)	(c)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on September 29, 2011 (File No. 333-177070).
	(4)	(d)	Form of Roth IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(e)	Form of GLWB Floating Rider v2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(f)	Form of GLWB Fixed Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(g)	Form of Contract Amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(h)	Form of Contract Amendment is to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on July 21, 2015 (File No. 333-189440)
	(5)	Form of variable annuity contract application is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(6)	(a)	The Restated Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
	(6)	(b)	Bylaws of Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).

(7)	Not Applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)	(b)	Participation Agreement with Alger American Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289) and to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)	(c)	Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(d)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great- West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333- 147743); Amendment to Fund Participation Agreement with American Century Variable Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(e)	Fund Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(f)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333- 25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)	(g)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743) Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(h)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(i)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(j)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(k)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)	(l)	Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333- 189440).
(8)	(m)	Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).

(8)	(n)	Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N- 4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre- effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(8)	(o)	Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)	(p)	Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)	(q)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(r)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Fund Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(s)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).

(8)	(t)	Participation Agreement with The Universal Institutional Funds, Inc. is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820). Amendment to Participation Agreement with The Universal Institutional Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(u)	Form of Fund Participation Agreement between Registrant and Great-West Funds, Inc. is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(8)	(v)	Form of Participation Agreement with Registrant, Variable Annuity-1 Series Account and Putnam Variable Trust and amendments thereto are incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(8)	(w)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(x)	Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-189440); amendment to Participation Agreement with MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-189440).
(8)	(y)	Participation Agreement with First Trust Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-189440).
(8)	(z)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of counsel and consent is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
(10)	(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.
(10)	(b)	Written Consents of Deloitte & Touche LLP are filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Alazraki, Bernbach, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director

Name	Principal Business Address	Positions and Offices with Depositor
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	President and Chief Executive Officer
E.F. Murphy, III	(2)	President, Empower Retirement
R.K. Shaw	(2)	President, Individual Markets
J.F. Bevacqua	(2)	Chief Risk Officer
E.P. Friesen	(2)	Chief Investment Officer, General Account
J.W. Knight	(2)	Senior Vice President and Chief Technology Officer
D.G. Peterson	(2)	Chief Information Security Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
J.M. Gearin	(2)	Senior Vice President, Empower Operations
D.G. McLeod	(2)	Senior Vice President, Products
J.M. Smolen	(2)	Senior Vice President, Empower Core Market
M.B. Harger	(2)	Vice President, Empower Client Services
T.E. Homenuik	(2)	Vice President and Corporate Actuary
S.M. Gile	(2)	Vice President, Individual Markets
D.S. Muhlhauser	(2)	Vice President, Internal Audit
K.S. Roe	(2)	Vice President and Treasurer
F. Peurye	(2)	Vice President, Taxation
R.L. Logsdon	(3)	Associate General Counsel & Associate Secretary
B.R. Hudson	(3)	Senior Counsel and Assistant Secretary
D.C. Larsen	(3)	Senior Counsel and Assistant Secretary
K. Noble	(3)	Secretary, Audit Committee
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2017
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2017
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2017 415,443,579 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,991,299.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,668,392 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,047,312 or 59.19% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc. (direct and indirect 71.678%)
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)

60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.00% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC))
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.00% owned by Nippon Life Insurance Company)
100.0% - Putnam Investment Holdings, L.L.C.

100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - Putnam Advisory Holdings II, LLC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - Great-West Lifeco Finance 2017 II, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% EverWest Property Management, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)

100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - H & H Associates Financial Services Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Scott Batson Financial & Insurance Services Ltd.
100.0% - Stonehouse Financial Advisory Services Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Chesterhill Investments Limited
76.0% - Radial Park Management Limited
100.0% - CL Blue Limited
100.0% - Canada Life (U.K.) Limited

100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
10.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
100.0% - Irish Life Assurance plc.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
61.468% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
48.0% - Springboard LP
77.4% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.1% - Personal Capital Corporation
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

51.8% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
10.9% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
19.8% - Ontex
5.7% - adidas
0.4% - LTI One
88.9% - FINPAR II
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
6.5% - Burberry
1.2% - Total SA (0.6% in capital)
100.0% - GBL Finance & Treasury
7.6% FINPAR II
90.0% - GBL Participations SA
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
67.4% - Serena S.á.r.l
Capital
16.6% - SGS
100.0% - Eliott Capital
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l

Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.4% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.6% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
100.0% - Miles Capital S.á.r.l
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
4.3% - GEA
3.5% - FINPAR II
F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - 10206911 Canada Inc.
100.0% - Nuglif inc.
100.0% - 10206938 Canada Inc
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
100.0% - 10206920 Canada Inc.
50.0% - Workopolis
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
H.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership.
100.0% - Potentia Solar Holdings Limited Partnership.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 10 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
55.67% - Lumenpulse Group Inc.

100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lignting Corp.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Aplhaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings ULC
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - 1069759 B.C. Unlimited Liability Company
91.6% - IntegraMed America, Inc.
21.6% - GP Strategies Corp.
42.58% - Peak Achievement Athletics Inc. (50% voting)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
14.0% - Springboard L.P.
78.9% - WealthSimple Financial Corp. (77.4% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
29.3% - Springboard II LP
63.0% - Koho Financial Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
38.0% - Springboard L.P.
6.37% - Collage Inc.
6.73% - Dialogue Technologies Inc.
12.02% - Springboard II LP
68.06% - Diagram Ventures LP
19.80% - Collage Inc.
19.41% - Dialogue Technologies Inc.
100.0% - Portag3 Ventures Participation ULC
50.1% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 14, 2018, there were 4 Owners of Qualified Contracts and 2 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:
	(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).
	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
	(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).
	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.
(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
	(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.
	(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.
	(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.
	(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
		(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.
	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.
(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.
(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.
(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.
Section 723. Payment of indemnification other than by court award.
(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.
(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:
	(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,
	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
		(A)	By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or
		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.
Section 724. Indemnification of directors and officers by a court.
(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:
	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
	(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.
(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.
Section 725. Other provisions affecting indemnification of directors and officers.
(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.
(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or
(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.
(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.
(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.
(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.
(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).
Section 726. Insurance for indemnification of directors and officers.
(a)    Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
	(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.
(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
	(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or
	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.
(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.
Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
E.F. Murphy, III	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President, and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Counsel and Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	The Depositor, Great-West Life & Annuity Insurance Company of New York, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 20th day of April, 2018.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 20, 2018
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	April 20, 2018
Andra S. Bolotin
/s/ Kara S. Roe	Principal Accounting Officer	April 20, 2018
Kara S. Roe
/s/ Marcia D. Alazraki	Director	April 20, 2018
Marcia D. Alazraki*
/s/ John L. Bernbach	Director	April 20, 2018
John L. Bernbach*
Director
André R. Desmarais
/s/ Paul G. Desmarais, Jr.	Director	April 20, 2018
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	April 20, 2018
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	April 20, 2018
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	April 20, 2018
Jerome J. Selitto*

Signature		Title	Date
/s/ Brian E. Walsh		Director	April 20, 2018
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 20, 2018
Ryan L. Logsdon